                                            File Nos. 33-47473
                                                      811-3859

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                   [X]



                           Pre-Effective Amendment No.           [ ]
                         Post-Effective Amendment No. 20         [X]


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940               [X]


                                Amendment No. 37
                        (Check appropriate box or boxes)


                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     Anchor National Life Insurance Company
                               (Name of Depositor)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000


                            Christine A. Nixon, Esq.
                     Anchor National Life Insurance Company
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
                     (Name and Address of Agent for Service)







It is proposed that this filing will become effective:


        [ ]     immediately upon filing pursuant to paragraph (b) of Rule 485
        [X]     on May 1, 2001 pursuant to paragraph (b) of Rule 485
        [ ]     60 days after filing pursuant to paragraph (a) of Rule 485
        [ ]     on [         ] pursuant to paragraph (a) of Rule 485

                            VARIABLE SEPARATE ACCOUNT

                              Cross Reference Sheet

                               PART A - PROSPECTUS



Item Number in Form N-4                                   Caption
-----------------------                                   -------
1.      Cover Page.............................           Cover Page

2.      Definitions............................           Definitions

3.      Synopsis...............................           Highlights; Fee Tables;
                                                          Portfolio Expenses;
                                                          Examples

4.      Condensed Financial Information........           Appendix A - Condensed
                                                          Financial Information

5.      General Description of Registrant,
        Portfolio Companies......                         The Polaris Variable
                                                          Annuity; Other Information--
                                                          Anchor National

6.      Deductions.............................           Expenses

7.      General Description of
        Variable Annuity Contracts.............           The Polaris Variable
                                                          Annuity; Purchasing a
                                                          Polaris Variable Annuity
                                                          Contract; Investment
                                                          Options

8.      Annuity Period.........................           Income Options

9.      Death Benefit..........................           Death Benefit

10.     Purchases and Contract Value...........           Purchasing a Polaris
                                                          Variable Annuity Contract

11.     Redemptions............................           Access to Your Money

12.     Taxes..................................           Taxes

13.     Legal Proceedings......................           Other Information - Legal
                                                          Proceedings

14.     Table of Contents of Statement
        of Additional Information..............           Table of Contents of
                                                          Statement of Additional
                                                          Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION


        Certain information required in part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                                   Caption
-----------------------                                   -------
15.     Cover Page.............................           Cover Page

16.     Table of Contents......................           Table of Contents

17.     General Information and History........           The Polaris Variable
                                                          Annuity (P); Separate
                                                          Account; General Account;
                                                          Investment Options (P);
                                                          Other Information (P)

18.     Services...............................           Other Information (P)

19.     Purchase of Securities Being Offered...           Purchasing a Polaris
                                                          Variable Contract (P)

20.     Underwriters...........................           Distribution of Contracts

21.     Calculation of Performance Data........           Performance Data

22.     Annuity Payments.......................           Income Options
                                                          (P); Income Payments;
                                                          Annuity Unit Values

23.    Financial Statements...................            Depositor: Other
                                                          Information - Financial
                                                          Statements
                                                          Registrant: Financial
                                                          Statements

                                     PART C

        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                 [POLARIS LOGO]

                                   PROSPECTUS

                                  MAY 1, 2001



Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for              issued by
future reference. It contains                 ANCHOR NATIONAL LIFE INSURANCE COMPANY
important information about the               in connection with
Polaris Variable Annuity.                     VARIABLE SEPARATE ACCOUNT
                                              The annuity has 36 investment choices -5 fixed account
To learn more about the annuity               options and 31 Variable Portfolios listed below. The 5 fixed
offered by this prospectus, you can           account options include specified periods of 1, 3, 5, 7 and
obtain a copy of the Statement of             10 years. The 31 Variable Portfolios are part of the Anchor
Additional Information ("SAI") dated          Series Trust or the SunAmerica Series Trust.
May 1, 2001. The SAI has been filed
with the Securities and Exchange              STOCKS:
Commission ("SEC") and is                     MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
incorporated by reference into this           - Alliance Growth Portfolio                              SST
prospectus. The Table of Contents of          - Global Equities Portfolio                              SST
the SAI appears on page 19 of this            - Growth-Income Portfolio                                SST
prospectus. For a free copy of the            MANAGED BY DAVIS SELECTED ADVISERS L.P.
SAI, call us at (800) 445-SUN2 or             - Davis Venture Value Portfolio                          SST
write to us at our Annuity Service            - Real Estate Portfolio                                  SST
Center, P.O. Box 54299, Los Angeles,          MANAGED BY FEDERATED INVESTORS L.P.
California 90054-0299.                        - Federated Value Portfolio                              SST
                                              - Telecom Utility Portfolio                              SST
In addition, the SEC maintains a              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
website (http://www.sec.gov) that             - Goldman Sachs Research Portfolio                       SST
contains the SAI, materials                   MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
incorporated by reference and other           - MFS Growth and Income Portfolio                        SST
information filed electronically with         - MFS Mid-Cap Growth Portfolio                           SST
the SEC by Anchor National.                   MANAGED BY MORGAN STANLEY ASSET MANAGEMENT
                                              - International Diversified Equities Portfolio           SST
ANNUITIES INVOLVE RISKS, INCLUDING            - Technology Portfolio                                   SST
POSSIBLE LOSS OF PRINCIPAL, AND ARE           MANAGED BY PUTNAM INVESTMENT MANAGEMENT COMPANY, INC.
NOT A DEPOSIT OR OBLIGATION OF, OR            - Emerging Markets Portfolio                             SST
GUARANTEED OR ENDORSED BY, ANY BANK.          - International Growth and Income Portfolio              SST
THEY ARE NOT FEDERALLY INSURED BY THE         - Putnam Growth Portfolio                                SST
FEDERAL DEPOSIT INSURANCE                     MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
CORPORATION, THE FEDERAL RESERVE              - Aggressive Growth Portfolio                            SST
BOARD OR ANY OTHER AGENCY.                    - "Dogs" of Wall Street Portfolio                        SST
                                              - Blue Chip Growth Portfolio                             SST
                                              - Growth Opportunities Portfolio                         SST
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                              - Capital Appreciation Portfolio                         AST
                                              - Growth Portfolio                                       AST
                                              - Natural Resources Portfolio                            AST
                                              BALANCED:
                                              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
                                              - Asset Allocation Portfolio                             SST
                                              MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                              - MFS Total Return Portfolio                             SST
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                              - SunAmerica Balanced Portfolio                          SST
                                              BONDS:
                                              MANAGED BY FEDERATED INVESTORS L.P.
                                              - Corporate Bond Portfolio                               SST
                                              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                                              - Global Bond Portfolio                                  SST
                                              MANAGED BY MORGAN STANLEY ASSET MANAGEMENT
                                              - Worldwide High Income Portfolio                        SST
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                              - High-Yield Bond Portfolio                              SST
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                              - Government & Quality Portfolio                         AST
                                              CASH:
                                              MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, INC.
                                              - Cash Management Portfolio                              SST


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

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                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
----------------------------------------------------------------
----------------------------------------------------------------


Anchor National's Annual Report on Form 10-K for the year ended December 31, 2000 is incorporated herein by reference.


All documents or reports filed by Anchor National under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus shall also be incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

Anchor National files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342.

Anchor National is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
7 World Trade Center, 13th Fl.
New York, NY 10048

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and its exhibits. For further information regarding the separate account, Anchor National and its general account, the Variable Portfolios and the contract, please refer to the registration statement and its exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

Anchor National will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated herein by reference. Requests for these documents should be directed to Anchor National's Annuity Service Center, as follows:
       Anchor National Life Insurance Company
       Annuity Service Center
       P.O. Box 54299
       Los Angeles, California 90054-0299
       Telephone Number: (800) 445-SUN2

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         SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION
----------------------------------------------------------------
----------------------------------------------------------------

If indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided Anchor National's officers, directors and controlling persons, the SEC has advised Anchor National that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for Anchor National's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of Anchor National in connection with the securities registered under this prospectus, Anchor National will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. Anchor National will be governed by final judgment of the issue. However, if in the opinion of Anchor National's counsel, this issue has been determined by controlling precedent, Anchor National need not submit the issue to a court for determination.

 ------------------------------------------------------------------
 ------------------------------------------------------------------
                         TABLE OF CONTENTS
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE.............     2
 SECURITIES AND EXCHANGE COMMISSION POSITION ON
   INDEMNIFICATION...........................................     2
 GLOSSARY....................................................     3
 HIGHLIGHTS..................................................     4
 FEE TABLES..................................................     5
       Owner Transaction Expenses............................     5
       Annual Separate Account Expenses......................     5
       Portfolio Expenses....................................     5
 EXAMPLES....................................................     6
 THE POLARIS VARIABLE ANNUITY................................     7
 PURCHASING A POLARIS VARIABLE ANNUITY.......................     7
       Allocation of Purchase Payments.......................     8
       Accumulation Units....................................     8
       Free Look.............................................     8
 INVESTMENT OPTIONS..........................................     8
       Variable Portfolios...................................     8
       Anchor Series Trust...................................     9
       SunAmerica Series Trust...............................     9
       Fixed Account Options.................................     9
       Market Value Adjustment ("MVA").......................    10
       Transfers During the Accumulation Phase...............    10
       Dollar Cost Averaging.................................    11
       Asset Allocation Rebalancing..........................    11
       Principal Advantage Program...........................    12
       Voting Rights.........................................    12
       Substitution..........................................    12
 ACCESS TO YOUR MONEY........................................    12
       Systematic Withdrawal Program.........................    13
       Nursing Home Waiver...................................    13
       Minimum Contract Value................................    13
 DEATH BENEFIT...............................................    13
 EXPENSES....................................................    14
       Insurance Charges.....................................    14
       Withdrawal Charges....................................    14
       Investment Charges....................................    14
       Contract Maintenance Fee..............................    14
       Transfer Fee..........................................    14
       Premium Tax...........................................    14
       Income Taxes..........................................    15
       Reduction or Elimination of Charges and Expenses, and
       Additional Amounts Credited...........................    15
 INCOME OPTIONS..............................................    15
       Annuity Date..........................................    15
       Income Options........................................    15
       Fixed or Variable Income Payments.....................    16
       Income Payments.......................................    16
       Transfers During the Income Phase.....................    16
       Deferment of Payments.................................    16
 TAXES.......................................................    16
       Annuity Contracts in General..........................    16
       Tax Treatment of Distributions -
       Non-Qualified Contracts...............................    16
       Tax Treatment of Distributions -
       Qualified Contracts...................................    17
       Minimum Distributions.................................    17
       Diversification.......................................    17
 PERFORMANCE.................................................    17
 OTHER INFORMATION...........................................    18
       Anchor National.......................................    18
       The Separate Account..................................    18
       The General Account...................................    18
       Distribution of the Contract..........................    18
       Administration........................................    19
       Legal Proceedings.....................................    19
       Ownership.............................................    19
       Custodian.............................................    19
       Independent Accountants...............................    19
       Legal Matters.........................................    19
       Registration Statement................................    19
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....
                                                                 19
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 APPENDIX B -- MARKET VALUE ADJUSTMENT ("MVA")...............   B-1
 APPENDIX C -- PREMIUM TAXES.................................   C-1
 ------------------------------------------------------------------
 ------------------------------------------------------------------
                              GLOSSARY
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - Anchor National Life Insurance Company, We, Us, the
 insurer which issues this contract.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account
 ("IRA").
 PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.
 QUALIFIED (CONTRACT) - A contract purchased with pretax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the Anchor Series Trust and the SunAmerica
 Series Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the
 Anchor Series Trust or the SunAmerica Series Trust.


ALL FINANCIAL REPRESENTATIVES OR AGENTS THAT SELL THE CONTRACTS OFFERED BY THIS PROSPECTUS ARE REQUIRED TO DELIVER A PROSPECTUS.

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                                   HIGHLIGHTS

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The Polaris Variable Annuity is a contract between you and Anchor National Life
Insurance Company ("Anchor National"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.



FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A POLARIS VARIABLE ANNUITY in the prospectus.



EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct insurance charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, withdrawal charges no longer apply to that portion of the Purchase Payments. Please see the FEE TABLE, PURCHASING A POLARIS VARIABLE ANNUITY and EXPENSES in the prospectus.



ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.



DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.



INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.



INQUIRIES: If you have questions about your contract call your financial representative or contact us at Anchor National Life Insurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2.



PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

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                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)

Year 1......................   7%  Year 5......................   3%
Year 2......................   6%  Year 6......................   2%
Year 3......................   5%  Year 7......................   1%
Year 4......................   4%  Year 8+.....................   0%

TRANSFER FEE....................   No charge for first 15 transfers
                                   each contract year; thereafter,
                                   fee is $25 ($10 in Pennsylvania
                                   and Texas) per transfer

  CONTRACT MAINTENANCE FEE*......   $35 ($30 in North Dakota)
    *waived if contract value is $50,000 or more

  ANNUAL SEPARATE ACCOUNT EXPENSES
  (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

  Mortality and Expense Risk Charge................  1.37%
  Distribution Expense Charge......................  0.15%
                                                     -----
      TOTAL SEPARATE ACCOUNT EXPENSES                1.52%
                                                     =====

                               PORTFOLIO EXPENSES

                              ANCHOR SERIES TRUST

(AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S TWELVE-MONTH PERIOD ENDED
                               DECEMBER 31, 2000)



                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation*                                            0.70%           0.05%            0.75%
-----------------------------------------------------------------------------------------------------------
Government and Quality Bond                                      0.59%           0.08%            0.67%
-----------------------------------------------------------------------------------------------------------
Growth                                                           0.66%           0.05%            0.71%
-----------------------------------------------------------------------------------------------------------
Natural Resources                                                0.75%           0.17%            0.92%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------



*The expenses noted here are restated to reflect a management fee increase for the portfolio which became effective on August 1, 2000 following approval by the Board of Directors of the Trust and shareholders. Actual management fees and total annual expenses incurred at fiscal year 2000 were 0.65% and 0.70%, respectively.


                            SUNAMERICA SERIES TRUST

(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
              FOR THE TRUST'S FISCAL YEAR ENDED JANUARY 31, 2001)



                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                                0.66%           0.04%            0.70%
-----------------------------------------------------------------------------------------------------------
Alliance Growth                                                  0.60%           0.04%            0.64%
-----------------------------------------------------------------------------------------------------------
Asset Allocation                                                 0.59%           0.05%            0.64%
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth(1,4)                                            0.70%           0.15%            0.85%
-----------------------------------------------------------------------------------------------------------
Cash Management(5)                                               0.49%           0.03%            0.52%
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                   0.62%           0.07%            0.69%
-----------------------------------------------------------------------------------------------------------
Davis Venture Value                                              0.71%           0.04%            0.75%
-----------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                            0.60%          0.127%            0.72%
-----------------------------------------------------------------------------------------------------------
Emerging Markets(1)                                              1.25%           0.32%            1.57%
-----------------------------------------------------------------------------------------------------------
Federated Value                                                  0.70%           0.06%            0.76%
-----------------------------------------------------------------------------------------------------------
Global Bond(2)                                                   0.69%           0.12%            0.81%
-----------------------------------------------------------------------------------------------------------
Global Equities                                                  0.70%           0.14%            0.84%
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Research(1,3,4)                                    1.20%           0.15%            1.35%
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                    0.53%           0.04%            0.57%
-----------------------------------------------------------------------------------------------------------
Growth Opportunities(1,4)                                        0.75%           0.25%            1.00%
-----------------------------------------------------------------------------------------------------------
High-Yield Bond(2)                                               0.63%           0.08%            0.71%
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                               1.00%           0.21%            1.21%
-----------------------------------------------------------------------------------------------------------
International Growth and Income                                  0.95%           0.23%            1.18%
-----------------------------------------------------------------------------------------------------------
MFS Growth and Income                                            0.70%           0.06%            0.76%
-----------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth(1,2)                                          0.75%           0.07%            0.82%
-----------------------------------------------------------------------------------------------------------
MFS Total Return(2)                                              0.66%           0.08%            0.74%
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                    0.75%           0.04%            0.79%
-----------------------------------------------------------------------------------------------------------
Real Estate                                                      0.80%           0.16%            0.96%
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                              0.59%           0.05%            0.64%
-----------------------------------------------------------------------------------------------------------
Technology(4)                                                    1.20%           0.29%            1.49%
-----------------------------------------------------------------------------------------------------------
Telecom Utility(2,6)                                             0.75%           0.09%            0.84%
-----------------------------------------------------------------------------------------------------------
Worldwide High Income                                            1.00%           0.10%            1.10%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------



(1)For this portfolio, the advisor, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied on these waivers and/or reimbursements during this fiscal year. Absent fee waivers or reimbursement of expenses by the adviser or custody credits, you would have incurred the following expenses during the last fiscal year: Blue Chip Growth 1.81%; Goldman Sachs Research 1.63%; and Growth Opportunities 1.26%. Absent recoupment of expenses by the adviser, the Total Annual Expenses during the last fiscal year for the Emerging Markets Portfolio would have been 1.53%. For MFS Mid-Cap Growth Portfolio, the adviser recouped prior year expense reimbursements that were mathematically insignificant, resulting in the expense ratio before and after recoupment remaining at 0.82%.


(2)Gross of custody credits of 0.01%.


(3)The ratio reflects an expense cap of 1.35% for Goldman Sachs Research, which is net of custody credits of 0.01%, or waivers/reimbursements if applicable.


(4) Annualized.


(5)Formerly managed by SunAmerica Asset Management Corp.


(6)Prior to July 5, 2000, the Telecom Utility Portfolio was named Utility Portfolio. The name change will not result in any modifications to the portfolio's principal investment goal or fundamental policies.



     THE ABOVE PORTFOLIO EXPENSES WERE PROVIDED BY THE TRUSTS. WE HAVE NOT
            INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

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                                    EXAMPLES
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You will pay the following expenses on a $1,000 investment in each Variable
Portfolio, assuming a 5% annual return on assets, Portfolio Expenses after waiver, reimbursement or recoupment (assuming the waiver, reimbursement or recoupment will continue for the period shown), if applicable, and:

       (a) surrendered at the end of the stated time period;
       (b) if the contract is not surrendered*.


                         PORTFOLIO                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
Capital Appreciation                                           $ 94      $124      $156     (a) $269
                                                               (b)       (b)       (b)
                                                               $ 24      $ 74      $126     (b) $269
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
Government and Quality Bond                                    $ 93      $121      $152     (a) $261
                                                               (b)       (b)       (b)
                                                               $ 23      $ 71      $122     (b) $261
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
Growth                                                         $ 93      $122      $154     (a) $265
                                                               (b)       (b)       (b)
                                                               $ 23      $ 72      $124     (b) $265
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
Natural Resources                                              $ 96      $129      $164     (a) $286
                                                               (b)       (b)       (b)
                                                               $ 26      $ 79      $134     (b) $286
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
Aggressive Growth                                              $ 93      $122      $153     (a) $264
                                                               (b)       (b)       (b)
                                                               $ 23      $ 72      $123     (b) $264
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
Alliance Growth                                                $ 93      $120      $150     (a) $258
                                                               (b)       (b)       (b)
                                                               $ 23      $ 70      $120     (b) $258
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
Asset Allocation                                               $ 93      $120      $150     (a) $258
                                                               (b)       (b)       (b)
                                                               $ 23      $ 70      $120     (b) $258
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
Blue Chip Growth                                               $ 95      $127      $161     (a) $279
                                                               (b)       (b)       (b)
                                                               $ 25      $ 77      $131     (b) $279
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
Cash Management                                                $ 92      $117      $144     (a) $246
                                                               (b)       (b)       (b)
                                                               $ 22      $ 67      $114     (b) $246
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
Corporate Bond                                                 $ 93      $122      $153     (a) $263
                                                               (b)       (b)       (b)
                                                               $ 23      $ 72      $123     (b) $263
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
Davis Venture Value                                            $ 94      $124      $156     (a) $269
                                                               (b)       (b)       (b)
                                                               $ 24      $ 74      $126     (b) $269
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
"Dogs" of Wall Street                                          $ 94      $123      $154     (a) $266
                                                               (b)       (b)       (b)
                                                               $ 24      $ 73      $124     (b) $266
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
Emerging Markets                                               $102      $148      $196     (a) $348
                                                               (b)       (b)       (b)
                                                               $ 32      $ 98      $166     (b) $348
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
Federated Value                                                $ 94      $124      $156     (a) $270
                                                               (b)       (b)       (b)
                                                               $ 24      $ 74      $126     (b) $270
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
Global Bond                                                    $ 94      $125      $159     (a) $275
                                                               (b)       (b)       (b)
                                                               $ 24      $ 75      $129     (b) $275
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
Global Equities                                                $ 95      $126      $160     (a) $278
                                                               (b)       (b)       (b)
                                                               $ 25      $ 76      $130     (b) $278
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
Goldman Sachs Research                                         $100      $141      $186     (a) $328
                                                               (b)       (b)       (b)
                                                               $ 30      $ 91      $156     (b) $328
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
Growth-Income                                                  $ 92      $118      $147     (a) $251
                                                               (b)       (b)       (b)
                                                               $ 22      $ 68      $117     (b) $251
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
Growth Opportunities                                           $ 96      $131      $168     (a) $294
                                                               (b)       (b)       (b)
                                                               $ 26      $ 81      $138     (b) $294
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
High-Yield Bond                                                $ 93      $122      $154     (a) $265
                                                               (b)       (b)       (b)
                                                               $ 23      $ 72      $124     (b) $265
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
International Diversified Equities                             $ 98      $137      $179     (a) $314
                                                               (b)       (b)       (b)
                                                               $ 28      $ 87      $149     (b) $314
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
International Growth and Income                                $ 98      $136      $177     (a) $312
                                                               (b)       (b)       (b)
                                                               $ 28      $ 86      $147     (b) $312
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
MFS Growth and Income                                          $ 94      $124      $156     (a) $270
                                                               (b)       (b)       (b)
                                                               $ 24      $ 74      $126     (b) $270
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
MFS Mid Cap Growth                                             $ 95      $126      $159     (a) $276
                                                               (b)       (b)       (b)
                                                               $ 25      $ 76      $129     (b) $276
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
MFS Total Return                                               $ 94      $123      $155     (a) $268
                                                               (b)       (b)       (b)
                                                               $ 24      $ 73      $125     (b) $268
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
Putnam Growth                                                  $ 94      $125      $158     (a) $273
                                                               (b)       (b)       (b)
                                                               $ 24      $ 75      $128     (b) $273
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
Real Estate                                                    $ 96      $130      $166     (a) $290
                                                               (b)       (b)       (b)
                                                               $ 26      $ 80      $136     (b) $290
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
SunAmerica Balanced                                            $ 93      $120      $150     (a) $258
                                                               (b)       (b)       (b)
                                                               $ 23      $ 70      $120     (b) $258
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
Technology                                                     $101      $146      $192     (a) $341
                                                               (b)       (b)       (b)
                                                               $ 31      $ 96      $162     (b) $341
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
Telecom Utility                                                $ 95      $126      $160     (a) $278
                                                               (b)       (b)       (b)
                                                               $ 25      $ 76      $130     (b) $278
----------------------------------------------------------------------------------------------------
                                                               (a)       (a)       (a)
Worldwide High Income                                          $ 97      $134      $173     (a) $304
                                                               (b)       (b)       (b)
                                                               $ 27      $ 84      $143     (b) $304
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------


       * Anchor National does not impose any fees or charges when you begin the Income Phase of your contract.

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract.


2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below the lesser of the maximum allowed by any applicable state expense limitations or the following percentages of each Variable Portfolio's average net assets: Blue Chip Growth 0.85%; Emerging Markets 1.90% (Recouping prior expense reimbursements); Goldman Sachs Research 1.35%; Growth Opportunities 1.00%; MFS Mid Cap Growth 1.15% (Recouping prior expense reimbursements); and Technology 1.55%. The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.


3. The Examples assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.

4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN APPENDIX A -- CONDENSED
                             FINANCIAL INFORMATION.

----------------------------------------------------------------
----------------------------------------------------------------
                          THE POLARIS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.


Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.


This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.


The contract is called a "variable" annuity because it allows you to invest in variable portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest. This contract currently offers 31 Variable Portfolios.


The contract also offers several fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account options, the amount of money that accumulates in the contract depends on the total interest credited to the particular fixed account option(s) in which you invest.


For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 8.


Anchor National Life Insurance Company (Anchor National, The Company, Us, We) issues the Polaris Variable Annuity. When you purchase a Polaris Variable Annuity, a contract exists between you and Anchor National. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. Anchor National is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.
----------------------------------------------------------------
----------------------------------------------------------------
                     PURCHASING A POLARIS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES ON PAGE 16.


-----------------------------------------------------------
                                              Minimum
                       Minimum Initial       Subsequent
                       Purchase Payment   Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------


Prior Company approval is required to accept Purchase Payments greater than $1,500,000. The Company reserves the right to refuse any Purchase Payment including, but not limited to, one which would cause total Purchase Payments to exceed $1,500,000 at the time of the Purchase Payment. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $20.00.


We may refuse any Purchase Payment. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition we may not issue a contract to anyone over age 90.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS BELOW.

In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will:

     - Send your money back to you, or;

     - Ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS


When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.


We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.52 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. We will refund to you the value of your contract on the day we receive your request. The amount refunded to you may be more or less than the amount you originally invested.


Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.


----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS


The contract currently offers 31 Variable Portfolios. These Variable Portfolios invest in shares of the Anchor Series Trust and the SunAmerica Series Trust (the "Trusts"). Additional portfolios may be available in the future. The Variable

Portfolios operate similarly to a mutual fund but are only available through the purchase of certain insurance contracts.

SunAmerica Asset Management Corp., an indirect wholly owned subsidiary of AIG, is the investment adviser to the Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by Anchor National, and other affiliated/unaffiliated insurance companies. Neither Anchor National nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The adviser monitors the Trusts for potential conflicts.

The Variable Portfolios, along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust portfolios. Anchor Series Trust has investment portfolios in addition to those listed below which are not available for investment under the contract. The 4 available investment portfolios are:

  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

     - Capital Appreciation Portfolio

     - Government and Quality Bond Portfolio

     - Growth Portfolio

     - Natural Resources Portfolio


     SUNAMERICA SERIES TRUST


Various subadvisers provide investment advice for the SunAmerica Series Trust portfolios. SunAmerica Series Trust has investment portfolios in addition to those listed below which are not available for investment under the contract. The 27 investment portfolios and the subadvisers are:



STOCKS:



  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.


    - Alliance Growth Portfolio                                              SST


    - Global Equities Portfolio                                              SST


    - Growth-Income Portfolio                                                SST



  MANAGED BY DAVIS SELECTED ADVISERS L.P.


    - Davis Venture Value Portfolio                                          SST


    - Real Estate Portfolio                                                  SST



  MANAGED BY FEDERATED INVESTORS L.P.


    - Federated Value Portfolio                                              SST


    - Telecom Utility Portfolio                                              SST



  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT


    - Goldman Sachs Research Portfolio                                       SST



  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY


    - MFS Growth and Income Portfolio                                        SST


    - MFS Mid-Cap Growth Portfolio                                           SST



  MANAGED BY MORGAN STANLEY ASSET MANAGEMENT


    - International Diversified Equities Portfolio                           SST


    - Technology Portfolio                                                   SST



 MANAGED BY PUTNAM INVESTMENT MANAGEMENT COMPANY, INC.


    - Emerging Markets Portfolio                                             SST


    - International Growth and Income Portfolio                              SST


    - Putnam Growth Portfolio                                                SST



  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.


    - Aggressive Growth Portfolio                                            SST


    - "Dogs" of Wall Street Portfolio                                        SST


    - Blue Chip Growth Portfolio                                             SST


    - Growth Opportunities     Portfolio                                     SST



  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP


    - Capital Appreciation Portfolio                                         AST


    - Growth Portfolio                                                       AST


    - Natural Resources Portfolio                                            AST



BALANCED:



  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT


    - Asset Allocation Portfolio                                             SST



  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY


    - MFS Total Return Portfolio                                             SST



  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.


    - SunAmerica Balanced Portfolio                                          SST



BONDS:



  MANAGED BY FEDERATED INVESTORS L.P.


    - Corporate Bond Portfolio                                               SST



 MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL


    - Global Bond Portfolio                                                  SST



  MANAGED BY MORGAN STANLEY ASSET MANAGEMENT


    - Worldwide High Income Portfolio                                        SST



  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.


    - High-Yield Bond Portfolio                                              SST



  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP


    - Government & Quality Portfolio                                         AST



CASH:



  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, INC.


    - Cash Management Portfolio                                              SST


YOU SHOULD READ THE ATTACHED PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS

The contract also offers five fixed account options. Anchor National will guarantee the interest rate earned on money you allocate to any of these fixed account options. We currently offer fixed account options for periods of one, three, five, seven and ten years, which we call guarantee periods.

Each guarantee period may offer a different interest rate but will never be less than an annual effective rate of 3%. Once established the rates for specified payments do not change during the guarantee period. The guarantee period is that period for which we credit the applicable rate (one, three, five, seven or ten years).

When a guarantee period ends, you may leave your money in the same fixed investment option. You may also reallocate your money to another fixed investment option or to the Variable Portfolios. If you want to reallocate your money to a different fixed account option or a Variable Portfolio, you must contact us within 30 days after the end of the current interest guarantee period and instruct us how to reallocate the money. We do not contact you. If we do not hear from you, your money will remain in the same fixed account option, where it will earn interest at the renewal rate then in effect for the fixed account option.


MARKET VALUE ADJUSTMENT ("MVA")


NOTE: THE FOLLOWING DISCUSSION APPLIES TO THE 1, 3, 5, 7 AND 10-YEAR FIXED ACCOUNT OPTIONS, ONLY.


If you take money out of the multi-year fixed account options before the end of the guarantee period, we make an adjustment to your contract. We refer to the adjustment as a market value adjustment (the "MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the fixed account option and the time when you withdraw that money. This adjustment can increase or decrease your contract value. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the fixed account option. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the guarantee period from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Generally, if interest rates drop between the time you put your money into the fixed account options and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the fixed account option. If there is not enough money in the fixed account option to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount.

Anchor National does not assess a MVA against withdrawals under the following circumstances:

     - If made within 30 days after the end of a guarantee period;

     - If made to pay contract fees and charges;

     - To pay a death benefit; and

     - If annuitization occurs on the latest Annuity Date.


The 1-year fixed account option does not impose a negative MVA. This fixed account option is not registered under the Securities Act of 1933 and is not subject to the provisions of the Investment Company Act of 1940.


APPENDIX B shows how we calculate the MVA.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

You may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone. We currently allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.


We accept transfer requests by telephone or over the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or internet.



If we fail to follow our procedures in regards to internet transactions, we may be liable for any losses due to unauthorized or fraudulent instructions.


We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. We reserve the right to suspend or cancel such acceptance at any time and will notify you accordingly. Additionally, we may restrict the investment options available for transfers during any period in which such third party acts for you. We notify such third party beforehand regarding any restrictions. However, we will not enforce these restrictions if we are satisfied that:

     - such third party has been appointed by a court of competent jurisdiction to act on your behalf; or

     - such third party is a trustee/fiduciary, for you or appointed by you, to act on your behalf for all your financial affairs.

We may provide administrative or other support services to independent third parties you authorize to make transfers on your behalf. We do not currently charge you extra for providing these support services. This includes, but is not limited to, transfers between investment options in accordance with market timing strategies. Such independent third parties may or may not be appointed with us for the sale of annuities. HOWEVER, WE DO NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE. WE TAKE NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATION AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR FOR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.


For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 15.


We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. Transfers may be monthly or quarterly and do count against your 15 free transfers per contract year. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:



-------------------------------------------
                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00          75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The automatic asset rebalancing program addresses this situation. At your election, we periodically rebalance your investments to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

PRINCIPAL ADVANTAGE PROGRAM

The Principal Advantage Program allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed account options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the Variable Portfolio(s) of your choice.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed account option. You want the amount allocated to the fixed account option to grow to $100,000 in 7 years. If the 7-year fixed account option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed account option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

Anchor National is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

If underlying funds of the Trusts become unavailable for investment, we may be required to substitute shares of another underlying fund. We will seek prior approval of the SEC and give you notice before substituting shares.

----------------------------------------------------------------
----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------

You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;


     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS ON PAGE 15.


Generally, we deduct a withdrawal charge applicable to any total or partial withdrawal and a MVA against withdrawals from the 3, 5, 7 or 10 year fixed account options. If you withdraw your entire contract value, we also deduct premium taxes and a contract maintenance fee. SEE EXPENSES ON PAGE 14.


Your contract provides for a free withdrawal amount. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a withdrawal charge.

Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn, plus earnings, may be withdrawn free of a withdrawal charge at any time.

After the first year, you may withdraw the greater of the following amounts free of a withdrawal charge (1) earnings in your contract as of the date you make the withdrawal; or (2) 10% of the Purchase Payments you invested for at least one year and not yet withdrawn, less any previous earnings withdrawals or Systematic Withdrawals that year.

Only your first withdrawal of the year is free. If you do not take the entire free amount available to you at that first withdrawal, you will forfeit the opportunity to withdraw that money free of the withdrawal charge for that year.

The portion of a free withdrawal which exceeds the sum of: (1) earnings in the contract and (2) Purchase Payments which are both no longer subject to the withdrawal charge schedule and not yet withdrawn is assumed to be a withdrawal against future earnings. Although amounts withdrawn free of a withdrawal charge under the 10% provision may reduce principal for purposes of calculating amounts available for future withdrawals of earnings, they do not reduce the amount you invested for purposes of calculating the withdrawal charge if you withdraw your entire contract value.

However, upon a future full surrender of your contract, we will recoup any withdrawal charges which would have been applicable if your free withdrawal(s) had not been free.

We calculate charges due on a total withdrawal on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed in account option in which your contract is invested.

Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES ON PAGE 16.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account in option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and/or MVA may apply.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge and/or market value adjustment on certain withdrawals prior to the Annuity Date (not available in Texas). The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. Your contract prohibits use of this waiver during the first 90 days after you purchase your contract. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract.

In order to use this waiver, you must submit with your withdrawal request, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and
(3) a bill from the nursing home which shows that you met the 60 day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

----------------------------------------------------------------
----------------------------------------------------------------
                                  DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary.

The death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. total Purchase Payments less withdrawals (and any fees or charges applicable to such withdrawals), compounded at a 4% annual growth rate until the date of death (3% growth rate if 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death (and any fees or charges applicable to such withdrawals); or

     3. the value of your contract on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals), since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death (and any fees or charges applicable to such withdrawals).


We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS ON PAGE 15.


You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.

We pay the death benefit when we receive satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

We may require additional proof before we pay the death benefit.
The death benefit payment must begin immediately upon receipt of all necessary documents. In any event, the death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.


If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract at the then current value. If the Spousal Beneficiary continues the contract, we do not pay a death benefit to him or her.


If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of proof of death, we pay a lump sum death benefit to the Beneficiary.

----------------------------------------------------------------
----------------------------------------------------------------
                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or the insurance and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

INSURANCE CHARGES

The amount of this charge is 1.52% annually, of the value of your contract invested in the Variable Portfolios. We deduct the charge daily.

The insurance charge compensates us for the mortality and expense risks and the costs of contract distribution assumed by Anchor National.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

WITHDRAWAL CHARGES


The contract provides a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ON PAGE 12. If you take money out in excess of the free withdrawal amount, or upon a full surrender, you may incur a withdrawal charge.


We apply a withdrawal charge against each Purchase Payment you put into the contract. After a Purchase Payment has been in the contract for 7 complete years, no withdrawal charge applies. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a Purchase Payment is in the contract, as follows:

-------------------------------------------------------------------
           YEAR               1    2    3    4    5    6    7    8
-------------------------------------------------------------------
     WITHDRAWAL CHARGE       7%   6%   5%   4%   3%   2%   1%   0%
-------------------------------------------------------------------

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn.

We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. Additionally, we will not assess a withdrawal charge when you switch to the Income Phase.


Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES ON PAGE 16.


INVESTMENT CHARGES


Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. THE FEE TABLES LOCATED ON PAGE 5 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts, enclosed or attached.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. We deduct the $35 contract maintenance fee ($30 in North Dakota and Utah) from your account value on your contract anniversary. If you withdraw your entire contract value, we deduct the fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we will waive the charge. This waiver is subject to change without notice.

TRANSFER FEE


We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ON PAGE 8.


PREMIUM TAX


Certain states charge the Company a tax on the premiums you pay into the contract. We deduct from your contract these premium tax charges. Currently we deduct the charge for premium taxes upon a full surrender or when you begin the Income Phase of the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX C provides more information about premium taxes.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

Anchor National may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.
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                                 INCOME OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

ANNUITY DATE


During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.


Income payments must begin on or before your 90th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.


In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES ON PAGE 16.


INCOME OPTIONS


Currently, this Contract offers five income options. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4. For income payments based on joint lives, we pay according to Option 3.


We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED


This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.



     OPTION 4 - LIFE ANNUITY WITH 10 YEARS GUARANTEED



This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.


     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS


You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, Anchor National guarantees the amount of each payment. If the income payments are variable, the amount is not guaranteed.


INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin, and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE
During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

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                                      TAXES
----------------------------------------------------------------
----------------------------------------------------------------

NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), H.R. 10 Plans (referred to as Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.

TAX TREATMENT OF DISTRIBUTIONS -
NON-QUALIFIED CONTRACTS

If you make a withdrawal from a Non-qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. For income payments, any portion of each payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or (6) which come from Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. Any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) to the extent such withdrawals do not exceed limitations set by the IRC for amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC); (7) to fund certain first-time home purchase expenses; and, except in the case of an IRA; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.


The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2;
(2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments.

MINIMUM DISTRIBUTIONS

Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. Failure to satisfy minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.


The IRS has issued new proposed regulations regarding required minimum distributions from Qualified contracts. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs, Tax-Sheltered Annuities and pension and profit sharing plans. You should consult your Qualified plan sponsor and your tax advisor to determine if these new rules are available for your benefit.



You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.


DIVERSIFICATION

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that each underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Anchor National, would be considered the owner of the shares of the Variable Portfolios. It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

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                                   PERFORMANCE
----------------------------------------------------------------
----------------------------------------------------------------

We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

Consult the SAI for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

Anchor National may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

----------------------------------------------------------------
----------------------------------------------------------------
                                OTHER INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

ANCHOR NATIONAL

Anchor National is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, Anchor National redomesticated under the laws of the state of Arizona.


Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, SunAmerica Trust Company, SunAmerica Asset Management Corp., and the SunAmerica Financial Network, Inc. (comprising six wholly-owned broker-dealers), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds, broker-dealer services and trust administration services.


THE SEPARATE ACCOUNT

Anchor National originally established a separate account, Variable Separate Account ("separate account"), under Arizona law on January 1, 1996 when it assumed the separate account, originally established under California law on June 25, 1981. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Anchor National owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by Anchor National. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of Anchor National.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 7% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services, an affiliate of Anchor National, is registered as a broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.


LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the separate account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion, these matters are not of material importance to their respective total assets nor are they material with respect to the separate account.

OWNERSHIP

The Polaris Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the separate account. Anchor National pays State Street Bank for services provided, based on a schedule of fees.

INDEPENDENT ACCOUNTANTS


The audited consolidated financial statements of the Company at December 31, 2000 and 1999, for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998 and for the year ended September 30, 1998 are incorporated by reference in this prospectus have been so included on reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing.


LEGAL MATTERS


There are no pending legal proceedings affecting the separate account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion, these matters are not of material importance to their respective total assets nor are they material with respect to the separate account.


REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

----------------------------------------------------------------
----------------------------------------------------------------

                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling
(800)445-SUN2. The contents of the SAI are tabulated below.

Separate Account..............................      3
General Account...............................      3
Performance Data..............................      4
Income Payments...............................      9
Annuity Unit Values...........................     10
Taxes.........................................     12
Distribution of Contracts.....................     16
Financial Statements..........................     16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           FISCAL YEAR    FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR    11/30/99-
       PORTFOLIOS            11/30/94      11/30/95      11/30/96      11/30/97      11/30/98      11/30/99      12/31/99
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Capital Appreciation (Inception Date -- 2/12/93)
  Beginning AUV..........   $    11.14    $    10.64    $    14.19    $    17.63    $    21.26    $    23.72    $    36.39
  Ending AUV.............   $    10.64    $    14.19    $    17.63    $    21.26    $    23.72    $    36.39    $    43.17
  Ending Number of AUs...    8,462,152    13,247,155    20,470,395    24,889,133    24,068,557    21,898,142    21,764,629
---------------------------------------------------------------------------------------------------------------------------
Government and Quality Bond (Inception Date -- 2/22/93)
  Beginning AUV..........   $    10.32    $     9.81    $    11.51    $    11.94    $    12.65    $    13.66    $    13.37
  Ending AUV.............   $     9.81    $    11.51    $    11.94    $    12.65    $    13.66    $    13.37    $    13.28
  Ending Number of AUs...    7,008,717     8,504,677     9,176,239    10,047,042    14,076,819    12,612,572    12,309,470
---------------------------------------------------------------------------------------------------------------------------
Growth (Inception Date -- 2/19/93)
  Beginning AUV..........   $    10.78    $    10.41    $    12.95    $    16.32    $    20.31    $    24.41    $    29.74
  Ending AUV.............   $    10.41    $    12.95    $    16.32    $    20.31    $    24.41    $    29.74    $    32.61
  Ending Number of AUs...    3,950,678     5,968,263     7,557,844     9,747,428     9,838,138     8,941,621     8,878,474
---------------------------------------------------------------------------------------------------------------------------
Natural Resources (Inception Date -- 10/31/94)
  Beginning AUV..........   $    10.00    $     9.27    $    10.78    $    12.13    $    11.14    $     9.30    $    11.40
  Ending AUV.............   $     9.27    $    10.78    $    12.13    $    11.14    $     9.30    $    11.40    $    12.50
  Ending Number of AUs...       51,412       848,159     2,171,050     2,937,198     2,605,274     2,283,074     2,218,703
---------------------------------------------------------------------------------------------------------------------------
Aggressive Growth (Inception Date -- 6/3/96)
  Beginning AUV..........           --            --    $    10.00    $    10.29    $    11.51    $    11.86    $    19.02
  Ending AUV.............           --            --    $    10.29    $    11.51    $    11.86    $    19.02    $    24.30
  Ending Number of AUs...           --            --     3,165,900     7,215,024     7,059,502     7,354,489     7,476,506
---------------------------------------------------------------------------------------------------------------------------
Alliance Growth (Inception Date -- 2/9/93)
  Beginning AUV..........   $    10.78    $    10.53    $    15.44    $    19.46    $    24.51    $    32.81    $    44.31
  Ending AUV.............   $    10.53    $    15.44    $    19.46    $    24.51    $    32.81    $    44.31    $    48.56
  Ending Number of AUs...    4,997,778    10,560,070    18,333,555    24,050,697    24,146,276    26,154,552    25,819,661
---------------------------------------------------------------------------------------------------------------------------
Asset Allocation (Inception Date -- 7/1/93)
  Beginning AUV..........   $    10.30    $    10.17    $    12.64    $    14.97    $    17.98    $    18.22    $    19.10
  Ending AUV.............   $    10.17    $    12.64    $    14.97    $    17.98    $    18.22    $    19.10    $    19.81
  Ending Number of AUs...   10,372,954    15,418,350    19,940,733    25,272,776    26,043,996    21,080,060    20,767,631
---------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception Date -- 7/6/00)
  Beginning AUV..........           --            --            --            --            --            --            --
  Ending AUV.............           --            --            --            --            --            --            --
  Ending Number of AUs...           --            --            --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Cash Management (Inception Date -- 4/1/99)
  Beginning AUV..........   $    10.07    $    10.27    $    10.67    $    11.04    $     4.43    $    11.83    $    12.20
  Ending AUV.............   $    10.27    $    10.67    $    11.04    $    11.43    $    11.83    $    12.20    $    12.25
  Ending Number of AUs...    8,623,034     8,372,979     8,005,908    11,224,451    11,160,200    15,616,078    16,598,506
---------------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date -- 7/1/93)
  Beginning AUV..........   $    10.12    $     9.63    $    11.10    $    11.65    $    12.54    $    13.15    $    12.78
  Ending AUV.............   $     9.63    $    11.10    $    11.65    $    12.54    $    13.15    $    12.78    $    12.76
  Ending Number of AUs...    1,643,694     2,623,065     3,059,808     4,235,990     5,896,471     5,339,302     5,225,508
---------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street (Inception Date -- 4/1/98)
  Beginning AUV..........           --            --            --            --    $    10.00    $     9.71    $     9.12
  Ending AUV.............           --            --            --            --    $     9.71    $     9.12    $     8.99
  Ending Number of AUs...           --            --            --            --     1,450,214     1,509,434     1,368,990
---------------------------------------------------------------------------------------------------------------------------
Emerging Markets (Inception Date -- 6/2/97)
  Beginning AUV..........           --            --            --    $    10.00    $     7.97    $     6.14    $     8.99
  Ending AUV.............           --            --            --    $     7.97    $     6.14    $     8.99    $    10.77
  Ending Number of AUs...           --            --            --     1,751,922     1,352,484     1,956,342     2,341,461
---------------------------------------------------------------------------------------------------------------------------
Federated Value (Inception Date -- 6/3/96)
  Beginning AUV..........           --            --    $    10.00    $    11.00    $    13.62    $    15.86    $    16.43
  Ending AUV.............           --            --    $    11.00    $    13.62    $    15.86    $    16.43    $    16.89
  Ending Number of AUs...           --            --     1,021,137     3,095,513     4,255,000     4,164,599     4,001,010
---------------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date -- 7/1/93)
  Beginning AUV..........   $    10.25    $     9.78    $    11.20    $    12.25    $    13.08    $    14.40    $    14.11
  Ending AUV.............   $     9.78    $    11.20    $    12.25    $    13.08    $    14.40    $    14.11    $    14.09
  Ending Number of AUs...    4,532,386     5,288,158     5,413,149     6,164,455     5,906,756     5,199,731     4,972,504
---------------------------------------------------------------------------------------------------------------------------
Global Equities (Inception Date -- 2/9/93)
  Beginning AUV..........   $    10.86    $    11.43    $    13.01    $    15.15    $    16.90    $    19.21    $    24.20
  Ending AUV.............   $    11.43    $    13.01    $    15.15    $    16.90    $    19.21    $    24.20    $    26.57
  Ending Number of AUs...   11,705,418    12,350,883    15,583,207    18,376,185    17,594,064    15,218,999    15,364,906
---------------------------------------------------------------------------------------------------------------------------

                           FISCAL YEAR
       PORTFOLIOS           12/31/00

---------------------------------------
Capital Appreciation (Inc
  Beginning AUV..........  $    43.17
  Ending AUV.............  $    39.34
  Ending Number of AUs...  19,417,165
---------------------------------------------------
Government and Quality Bo
  Beginning AUV..........  $    13.28
  Ending AUV.............  $    14.56
  Ending Number of AUs...  11,021,940
---------------------------------------------------------------
Growth (Inception Date --
  Beginning AUV..........  $    32.61
  Ending AUV.............  $    31.78
  Ending Number of AUs...   8,227,437
---------------------------------------------------------------------------
Natural Resources (Incept
  Beginning AUV..........  $    12.50
  Ending AUV.............  $    14.71
  Ending Number of AUs...   1,957,242
---------------------------------------------------------------------------------------
Aggressive Growth (Incept
  Beginning AUV..........  $    24.30
  Ending AUV.............  $    20.28
  Ending Number of AUs...   7,669,322
---------------------------------------------------------------------------------------------------
Alliance Growth (Inceptio
  Beginning AUV..........  $    48.56
  Ending AUV.............  $    38.51
  Ending Number of AUs...  23,095,125
---------------------------------------------------------------------------------------------------------------
Asset Allocation (Incepti
  Beginning AUV..........  $    19.81
  Ending AUV.............  $    19.45
  Ending Number of AUs...  17,268,857
---------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Incepti
  Beginning AUV..........  $    10.00
  Ending AUV.............  $     8.57
  Ending Number of AUs...     330,806
---------------------------------------------------------------------------------------------------------------------------
Cash Management (Inceptio
  Beginning AUV..........  $    12.25
  Ending AUV.............  $    12.79
  Ending Number of AUs...  12,837,919
---------------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception
  Beginning AUV..........  $    12.76
  Ending AUV.............  $    13.19
  Ending Number of AUs...   4,344,051
---------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street (In
  Beginning AUV..........  $     8.99
  Ending AUV.............  $     9.12
  Ending Number of AUs...     968,656
---------------------------------------------------------------------------------------------------------------------------
Emerging Markets (Incepti
  Beginning AUV..........  $    10.77
  Ending AUV.............  $     6.75
  Ending Number of AUs...   2,086,312
---------------------------------------------------------------------------------------------------------------------------
Federated Value (Inceptio
  Beginning AUV..........  $    16.89
  Ending AUV.............  $    17.03
  Ending Number of AUs...   3,255,076
---------------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Da
  Beginning AUV..........  $    14.09
  Ending AUV.............  $    15.16
  Ending Number of AUs...   4,219,650
---------------------------------------------------------------------------------------------------------------------------
Global Equities (Inceptio
  Beginning AUV..........  $    26.57
  Ending AUV.............  $    21.65
  Ending Number of AUs...  13,718,168
---------------------------------------------------------------------------------------------------------------------------

                           FISCAL YEAR    FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR    11/30/99-
       PORTFOLIOS            11/30/94      11/30/95      11/30/96      11/30/97      11/30/98      11/30/99      12/31/99
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research (Inception Date -- 7/5/00)
  Beginning AUV..........           --            --            --            --            --            --            --
  Ending AUV.............           --            --            --            --            --            --            --
  Ending Number of AUs...           --            --            --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date -- 2/9/93)
  Beginning AUV..........   $    10.47    $    10.09    $    13.32    $    16.70    $    21.41    $    25.71    $    33.11
  Ending AUV.............   $    10.09    $    13.32    $    16.70    $    21.41    $    25.71    $    33.11    $    35.91
  Ending Number of AUs...    8,329,322    12,560,865    18,546,142    24,795,824    25,801,808    24,491,425    24,109,131
---------------------------------------------------------------------------------------------------------------------------
Growth Opportunities (Inception Date -- 7/6/00)
  Beginning AUV..........           --            --            --            --            --            --            --
  Ending AUV.............           --            --            --            --            --            --            --
  Ending Number of AUs...           --            --            --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception Date -- 2/9/93)
  Beginning AUV..........   $    10.98    $    10.35    $    11.48    $    12.99    $    14.66    $    14.25    $    14.71
  Ending AUV.............   $    10.35    $    11.48    $    12.99    $    14.66    $    14.25    $    14.71    $    14.87
  Ending Number of AUs...    5,370,944     7,075,451     8,358,195    11,443,250    12,597,083    10,532,444    10,247,398
---------------------------------------------------------------------------------------------------------------------------
International Diversified Equities (Inception Date -- 10/31/94)
  Beginning AUV..........   $    10.00    $     9.77    $    10.07    $    11.39    $    11.62    $    13.53    $    15.49
  Ending AUV.............   $     9.77    $    10.07    $    11.39    $    11.62    $    13.53    $    15.49    $    16.92
  Ending Number of AUs...      271,316     4,659,066    12,762,343    18,010,557    17,917,499    16,071,377    15,905,912
---------------------------------------------------------------------------------------------------------------------------
International Growth and Income (Inception Date -- 6/2/97)
  Beginning AUV..........           --            --            --    $    10.00    $    10.33    $    11.16    $    13.40
  Ending AUV.............           --            --            --    $    10.33    $    11.16    $    13.40    $    14.07
  Ending Number of AUs...           --            --            --     2,721,228     3,306,665     4,307,535     4,319,856
---------------------------------------------------------------------------------------------------------------------------
MFS Growth and Income (Inception Date -- 2/9/93)
  Beginning AUV..........   $    10.65    $     9.79    $    12.81    $    14.94    $    17.63    $    20.46    $    22.55
  Ending AUV.............   $     9.79    $    12.81    $    14.94    $    17.63    $    20.46    $    22.55    $    23.67
  Ending Number of AUs...   10,477,818    11,457,899    12,077,737    11,714,450    10,439,634     9,723,097     9,598,954
---------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception Date -- 4/1/99)
  Beginning AUV..........           --            --            --            --            --            --    $    14.23
  Ending AUV.............           --            --            --            --            --    $    14.23    $    16.31
  Ending Number of AUs...           --            --            --            --            --       869,761     1,068,886
---------------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inception Date -- 10/31/94)
  Beginning AUV..........   $    10.00    $     9.95    $    12.33    $    13.82    $    15.45    $    17.28    $    18.50
  Ending AUV.............   $     9.95    $    12.33    $    13.82    $    15.45    $    17.28    $    18.50    $    18.60
  Ending Number of AUs...       51,759     2,441,901     4,583,234     5,415,312     5,465,650     5,719,070     5,709,183
---------------------------------------------------------------------------------------------------------------------------
Putnam Growth (Inception Date -- 2/9/93)
  Beginning AUV..........   $     9.92    $     9.79    $    12.60    $    14.88    $    18.47    $    22.29    $    28.36
  Ending AUV.............   $     9.79    $    12.60    $    14.88    $    18.47    $    22.29    $    28.36    $    31.67
  Ending Number of AUs...    7,610,104     8,932,998    10,354,025    11,336,732    12,052,558    11,402,199    11,286,031
---------------------------------------------------------------------------------------------------------------------------
Real Estate (Inception Date -- 6/2/97)
  Beginning AUV..........           --            --            --    $    10.00    $    11.44    $     9.80    $     8.50
  Ending AUV.............           --            --            --    $    11.44    $     9.80    $     8.50    $     8.91
  Ending Number of AUs...           --            --            --     1,632,804     2,521,169     2,159,442     1,934,426
---------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception Date -- 6/3/96)
  Beginning AUV..........           --            --    $    10.00    $    11.04    $    13.22    $    15.60    $    18.23
  Ending AUV.............           --            --    $    11.04    $    13.22    $    15.60    $    18.23    $    19.69
  Ending Number of AUs...           --            --       817,039     2,447,948     4,179,545     5,352,344     5,364,585
---------------------------------------------------------------------------------------------------------------------------
Technology (Inception Date -- 7/5/00)
  Beginning AUV..........           --            --            --            --            --            --            --
  Ending AUV.............           --            --            --            --            --            --            --
  Ending Number of AUs...           --            --            --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Telecom Utility (Inception Date -- 6/3/96)
  Beginning AUV..........           --            --    $    10.00    $    10.67    $    12.74    $    14.56    $    15.16
  Ending AUV.............           --            --    $    10.67    $    12.74    $    14.56    $    15.16    $    15.11
  Ending Number of AUs...           --            --       543,461     1,541,346     2,120,487     2,046,427     2,024,299
---------------------------------------------------------------------------------------------------------------------------
Davis Venture Value (Inception Date -- 10/31/94)
  Beginning AUV..........   $    10.00    $     9.77    $    13.29    $    16.68    $    21.30    $    23.36    $    26.57
  Ending AUV.............   $     9.77    $    13.29    $    16.68    $    21.30    $    23.36    $    26.57    $    27.88
  Ending Number of AUs...      355,083    11,270,792    29,247,554    44,892,446    46,069,429    42,175,145    41,825,421
---------------------------------------------------------------------------------------------------------------------------
Worldwide High Income (Inception Date -- 10/31/94)
  Beginning AUV..........   $    10.00    $     9.95    $    11.36    $    14.20    $    15.98    $    13.57    $    15.23
  Ending AUV.............   $     9.95    $    11.36    $    14.20    $    15.98    $    13.57    $    15.23    $    15.70
  Ending Number of AUs...       53,315     1,040,828     3,196,739     6,368,247     5,463,589     4,234,687     4,110,589
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

                           FISCAL YEAR
       PORTFOLIOS           12/31/00
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research (I
  Beginning AUV..........  $    10.00
  Ending AUV.............  $     9.74
  Ending Number of AUs...     887,882
---------------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception
  Beginning AUV..........  $    35.91
  Ending AUV.............  $    32.42
  Ending Number of AUs...  22,388,200
---------------------------------------------------------------------------------------------------------------------------
Growth Opportunities (Inc
  Beginning AUV..........  $    10.00
  Ending AUV.............  $     8.83
  Ending Number of AUs...     828,752
---------------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inceptio
  Beginning AUV..........  $    14.87
  Ending AUV.............  $    13.28
  Ending Number of AUs...   8,339,613
---------------------------------------------------------------------------------------------------------------------------
International Diversified
  Beginning AUV..........  $    16.92
  Ending AUV.............  $    13.61
  Ending Number of AUs...  14,143,933
---------------------------------------------------------------------------------------------------------------------------
International Growth and
  Beginning AUV..........  $    14.07
  Ending AUV.............  $    14.02
  Ending Number of AUs...   4,771,471
---------------------------------------------------------------------------------------------------------------------------
MFS Growth and Income (In
  Beginning AUV..........  $    23.67
  Ending AUV.............  $    23.22
  Ending Number of AUs...   8,247,309
---------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Incep
  Beginning AUV..........  $    16.31
  Ending AUV.............  $    17.61
  Ending Number of AUs...   4,096,885
---------------------------------------------------------------------------------------------------------------------------
MFS Total Return (Incepti
  Beginning AUV..........  $    18.60
  Ending AUV.............  $    21.43
  Ending Number of AUs...   5,030,406
---------------------------------------------------------------------------------------------------------------------------
Putnam Growth (Inception
  Beginning AUV..........  $    31.67
  Ending AUV.............  $    25.56
  Ending Number of AUs...  10,145,801
---------------------------------------------------------------------------------------------------------------------------
Real Estate (Inception Da
  Beginning AUV..........  $     8.91
  Ending AUV.............  $    10.86
  Ending Number of AUs...   2,146,190
---------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Ince
  Beginning AUV..........  $    19.69
  Ending AUV.............  $    17.56
  Ending Number of AUs...   5,126,272
---------------------------------------------------------------------------------------------------------------------------
Technology (Inception Dat
  Beginning AUV..........  $    10.00
  Ending AUV.............  $     6.69
  Ending Number of AUs...   1,818,833
---------------------------------------------------------------------------------------------------------------------------
Telecom Utility (Inceptio
  Beginning AUV..........  $    15.11
  Ending AUV.............  $    13.54
  Ending Number of AUs...   1,711,385
---------------------------------------------------------------------------------------------------------------------------
Davis Venture Value (Ince
  Beginning AUV..........  $    27.88
  Ending AUV.............  $    30.05
  Ending Number of AUs...  38,384,619
---------------------------------------------------------------------------------------------------------------------------
Worldwide High Income (In
  Beginning AUV..........  $    15.70
  Ending AUV.............  $    15.00
  Ending Number of AUs...   3,413,896
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------



AUV -- Accumulation Unit Value



 AU -- Accumulation Units

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX B -- MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The MVA reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed account option, the greater the impact of changing interest rates. The impact of the MVA can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred or switched to the Income Phase by the following factor:

                                             N/12
                           [(1+I/(1+J+0.005)]     - 1

                  The MVA formula may differ in certain states where:

        I is the interest rate you are earning on the money invested in the fixed account option;

        J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the fixed account option; and

        N is the number of full months remaining in the term you initially agreed to leave your money in the fixed account option.

EXAMPLES OF THE MVA

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to the 10-year fixed account option at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the 10-year term you initially agreed to leave your money in the fixed account option (N=18); and

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals.

No withdrawal charges are reflected because your Purchase Payment has been in the contract for seven full years. If a withdrawal charge applies, it is deducted before the MVA. The MVA is assessed on the amount withdrawn less any withdrawal charges.

POSITIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year fixed account option is 3.5% and the 3-year fixed account option is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%.

                                      N/12
The MVA factor is = [(1+I/(1+J+0.005)]     - 1
                                         18/12
                  = [(1.05)/(1.04+0.005)]      - 1
                              1.5
                  = (1.004785)    - 1
                  = 1.007186 - 1
                  = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 x (+0.007186) = +$28.74

$28.74 represents the MVA that would be added to your withdrawal.

NEGATIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year fixed account option is 5.5% and the 3-year fixed account option is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%.

                                       N/12
The MVA factor is = [(1+I)/(1+J+0.005)]     - 1
                                         18/12
                  = [(1.05)/(1.06+0.005)]      - 1
                              1.5
                  = (0.985915)    - 1
                  = 0.978948 - 1
                  = - 0.021052

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                        $4,000 X (- 0.021052) = -$84.21

$84.21 represents the MVA that will be deducted from the money remaining in the 10-year fixed account option.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          APPENDIX C -- PREMIUM TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.


                                                              QUALIFIED    NON-QUALIFIED
                           STATE                              CONTRACT       CONTRACT
========================================================================================
California                                                       0.50%          2.35%
----------------------------------------------------------------------------------------
Maine                                                               0%           2.0%
----------------------------------------------------------------------------------------
Nevada                                                              0%           3.5%
----------------------------------------------------------------------------------------
South Dakota                                                        0%          1.25%
----------------------------------------------------------------------------------------
West Virginia                                                     1.0%           1.0%
----------------------------------------------------------------------------------------
Wyoming                                                             0%           1.0%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip


Date:  ------------------------------------   Signed:  ---------------------------------------

   Return to: Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                   Fixed and Variable Group Deferred Contracts
                                    issued by


                            VARIABLE SEPARATE ACCOUNT
               (portion relating to the Polaris Variable Annuity)


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY









This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2001, relating to the annuity contracts described above, a copy of which may be obtained without charge by written request addressed to:


                     Anchor National Life Insurance Company
                             Annuity Service Center
                                 P.O. Box 54299
                       Los Angeles, California 90054-0299





             THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS
                                  MAY 1, 2001

                                             TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----

Separate Account .......................................................     3

General Account ........................................................     3

Performance Data .......................................................     4

Income Payments ........................................................     9

Annuity Unit Values ....................................................    10

Taxes ..................................................................    12

Distribution of Contracts ..............................................    16

Financial Statements ...................................................    17

                                SEPARATE ACCOUNT

         Variable Separate Account was originally established by the Anchor National Life Insurance Company (the "Company") on June 25, 1981, pursuant to the provisions of California law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

         The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

         The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

         The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

         Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Income Payments).

                                 GENERAL ACCOUNT

         The general account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the one-year fixed investment option available in connection with the general account, as elected by the owner at the time of purchasing a contract. Assets supporting amounts allocated to fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors.

Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

         The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA

         From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

         In addition, the separate account may advertise "total return" data for its other Variable Portfolios. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio. The effect of applicable withdrawal charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

        For periods starting prior to the date the Variable Portfolios first became available through the separate account the total return data for the Capital Appreciation, Growth, Natural Resources and the Government and Quality Bond Portfolios of the separate account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust, modified to reflect the charges and expenses as if the separate account Variable Portfolio had been in existence since the inception date of each respective Anchor Series Trust underlying fund. Thus, such performance figures should not be construed to be actual historic performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historic performance of the four corresponding underlying funds of Anchor Series Trust, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the Variable Portfolio became available within the separate account. The Capital Appreciation, Growth, Natural Resources and Government and Quality Bond underlying funds of Anchor Series Trust have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

         Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO
-------------------------


         The annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 2000 were 4.23% and 4.32%, respectively.


         Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                  Base Period Return = (EV-SV-CMF)/(SV)

         where:

                  SV  = value of one Accumulation Unit at the start of a 7 day period
                  EV  = value of one Accumulation Unit at the end of the 7 day period
                  CMF = an allocated portion of the $35 annual
                        Contract Maintenance Fee, prorated for 7 days

         The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The charge is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

         The current yield is then obtained by annualizing the Base Period
Return:

                  Current Yield = (Base Period Return) x (365/7)

         The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period.

However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                             365/7
                  Effective Yield = [(Base Period Return + 1)      - 1].

         Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of premium taxes, transfer fees, or withdrawal charges.

         The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments, but also on factors such as an owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts).

         Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS
-------------------------

         The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return".

         The total returns of the various Variable Portfolios for 1 year period, 5-year period and since each Variable Portfolio's inception date are shown on the next page, both with and without an assumed complete redemption at the end of the period.

                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31, 2000
                        (RETURN WITH/WITHOUT REDEMPTION)



                                            INCEPTION                                         SINCE
       VARIABLE PORTFOLIO                      DATE          1 YEAR          5 YEAR         INCEPTION
       ------------------                      ----          ------          ------         ---------
Anchor Series Trust
-------------------
  Capital Appreciation                         2/12/93    -15.92/-8.92     22.22/22.49    18.92/18.92
  Government and Quality Bond                  2/22/93      2.57/9.57       3.99/4.49      4.84/4.84
  Natural Resources                           10/31/94     10.46/17.46      5.56/6.03      6.17/6.29
  Growth                                       2/19/93     -9.58/-2.58     19.27/19.57    15.78/15.78

SunAmerica Series Trust
-----------------------
  Aggressive Growth                            6/3/96     -23.58/-16.58         N/A        16.26/16.64
  Alliance Growth                              2/9/93     -27.72/-20.72     20.42/20.71    18.58/18.58
  Asset Allocation                             7/1/93      -8.89/-1.89       8.16/8.60      9.23/9.23
  Blue Chip Growth                             7/10/00         N/A              N/A       -21.88/-14.88
  Corporate Bond                               7/1/93      -3.68/3.32        2.64/3.18      3.68/3.68
  Davis Venture Value                         10/31/94      0.75/7.75       17.21/17.53    19.42/19.49
  "Dogs" of Wall Street                        4/1/98      -5.64/1.36           N/A        -5.32/-3.35
  Emerging Markets                             6/2/97     -44.43/-37.43         N/A       -12.02/-10.50
  Federated Value                              6/3/96      -6.24/0.76           N/A        11.84/12.27
  Global Bond                                  7/1/93       0.50/7.50        5.41/5.89      5.62/5.62
  Global Equities                              2/9/93     -25.57/-18.57      9.66/10.08    10.23/10.23
  Goldman Sachs Research                       7/5/00          N/A              N/A       -11.47/-4.47
  Growth-Income                                2/9/93     -16.75/-9.75      18.81/19.10    16.03/16.03
  Growth Opportunities                         7/6/00          N/A              N/A       -20.32/-13.32
  High-Yield Bond                              2/9/93     -17.81/-10.81      2.01/2.56      3.60/3.60
  International Diversified Equities          10/31/94    -26.61/-19.61      4.83/5.32      4.92/5.04
  International Growth and Income              6/2/97      -7.43/-0.43          N/A         8.96/9.85
  MFS Growth and Income                        2/9/93      -8.94/-1.94      12.13/12.51    11.21/11.21
  MFS Mid Cap Growth                           4/1/99       0.93/7.93           N/A        35.37/38.08
  MFS Total Return                            10/31/94      8.15/15.15      10.92/11.32    12.99/13.08
  Putnam Growth                                2/9/93     -26.35/-19.35     15.80/16.13    12.56/12.56
  Real Estate                                  6/2/97      14.71/21.71          N/A         1.14/2.21
  SunAmerica Balanced                          6/3/96     -17.87/-10.87         N/A        12.61/13.04
  Technology                                   7/5/00          N/A              N/A       -40.12/-33.12
  Telecom Utility                              6/3/96     -17.48/-10.48         N/A         6.25/6.78
  Worldwide High Income                       10/31/94    -11.53/-4.53       4.63/5.12      6.59/6.71


-------------


Total return figures are based on historical data and are not intended to indicate future performance.



                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2000




                                          UNDERLYING
                                             FUND
                                          INCEPTION                    SINCE FUND
       VARIABLE PORTFOLIO                    DATE         10 YEAR       INCEPTION
       ------------------                    ----         --------      ----------
Anchor Series Trust
-------------------
  Capital Appreciation                     3/23/87          22.99      16.07/16.07
  Government and Quality Bond              8/13/84           6.16       7.52/7.52
  Natural Resources                         1/4/88           7.98       6.62/6.62
  Growth                                    9/5/84          15.92      13.74/13.74


Total return figures are based on historical data and are not intended to indicate future performance.

         Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over the time period shown and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                        n
                  P(1+T)  = ERV

         where:   P =      a hypothetical initial payment of $1,000
                  T =      average annual total return
                  n =      number of years

               ERV  =      ending redeemable value of a hypothetical $1,000
                           payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

         The total return figures reflect the effect of both nonrecurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Because the impact of Contract Maintenance Fees on a particular account will generally differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes, the total return experienced by an actual Variable Portfolio over the same time periods would generally have been different from those produced by the computation. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                                 INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS
-------------------------------

         The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed investment option and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

         The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS
---------------------------

         For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.

         For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.

                               ANNUITY UNIT VALUES

         The value of an Annuity Unit is determined independently for each Variable Portfolio.

         The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceed 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

         The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

         For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR
---------------------

         The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

         The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

         (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

         (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

         The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change in the value of the Variable Portfolio; a NIF greater than 1.000 results from an increase in the value of the Variable Portfolio; and a NIF less than 1.000 results from a decrease in the value of the Variable Portfolio. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

         Illustrative Example
         --------------------

         Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF = ($11.46/$11.44)

                               = 1.00174825

         Illustrative Example
         --------------------

         The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

         In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                  $10.103523 x 1.00174825 x 0.99713732 = $10.092213

         To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

         The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS
------------------------

         Illustrative Example
         --------------------

         Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

         P's first variable Income Payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly Income Payments for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

              First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

         The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $630.95/$13.256932 = 47.593968

         P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

              Second Payment = 47.593968 x $13.327695 = $634.32

         The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

         Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

                                      TAXES

GENERAL
-------

         Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Non-qualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.
         For income payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the contract bears to the total value of income payments for the term of the annuity contract. The taxable portion is taxed at ordinary income tax rates. Owners, Annuitants and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the contracts are purchased.

         The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS
--------------------------------

         The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner.
Withholding on other types of distributions can be waived.

         An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code (other than (1) income payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

         Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS
----------------------------------------------

         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.
         The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

MULTIPLE CONTRACTS
------------------

         Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS
----------------------------

         An assignment of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

PARTIAL 1035 EXCHANGES
----------------------

      Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

QUALIFIED PLANS
---------------

         The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

         Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

         Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

         (A)      H.R. 10 Plans

                  Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans and such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders.

         (B)      Tax-Sheltered Annuities

                  Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals.

         (C)      Individual Retirement Annuities

                  Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.

         (D)      Roth IRAs

                  Section 408(a) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the taxes on the resulting income may be spread over four years if the conversion occurs before January 1, 1999. If and when contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

         (E)      Corporate Pension and Profit-Sharing Plans

                  Section 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interest; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders.

         (F)      Deferred Compensation Plans - Section 457

                  Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a 457 plan all the plan assets shall remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to an owner or a Beneficiary. As of January 1, 1999, all 457 plans of state and local governments must hold assets and income in trust (or custodial accounts or an annuity contract) for the exclusive benefit of participants and their Beneficiaries.

                            DISTRIBUTION OF CONTRACTS

         The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS


     The audited consolidated financial statements of the Company at December 31, 2000 and 1999 for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998 and for the year ended September 30, 1998, are presented in this Statement of Additional Information. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the 1, 3, 5, 7 or 10 year fixed account options.



     Included in this Statement of Additional Information are the Variable Separate Account (Portion Relating to the POLARIS Variable Annuity) audited financial statements at December 31, 2000, for the year ended December 31, 2000, for the one month ended December 31, 1999 and for the year ended November 30, 1999.





         PricewaterhouseCoopers LLP, 21650 Oxnard St., Suite 1900, Woodland Hills, California 91367, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                        Report of Independent Accountants

To the Board of Directors and Shareholder of Anchor National Life Insurance Company:



In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of Anchor National Life Insurance Company and its subsidiaries at December 31, 2000 and 1999, and the results of their operations and their cash flows for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998 and for the year ended September 30, 1998, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits on these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
Woodland Hills, California

January 31, 2001

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET

                                                   December 31,     December 31,
                                                      2000              1999
                                                   -----------      -----------
                                                          (In thousands)
ASSETS

Investments:
   Cash and short-term investments                 $   169,701      $   462,915
   Bonds, notes and redeemable
      preferred stocks available for sale,
      at fair value (amortized cost:
      December 2000, $4,130,570;
      December 1999, $4,155,728)                     4,007,902        3,953,169
   Mortgage loans                                      684,174          674,679
   Policy loans                                        244,436          260,066
   Separate account seed money                         104,678          144,231
   Common stocks available for sale,
      at fair value (cost: December 2000,
      $1,001; December 1999, $0)                           974             --
   Partnerships                                          8,216            4,009
   Real estate                                          24,139           24,000
   Other invested assets                                18,514           31,632
                                                   -----------      -----------
   Total investments                                 5,262,734        5,554,701

Variable annuity assets held in separate
   accounts                                         20,393,820       19,949,145
Accrued investment income                               57,555           60,584
Deferred acquisition costs                           1,286,456        1,089,979
Receivable from brokers for sales of
   securities                                               15           54,760
Income taxes currently receivable from Parent           60,992             --
Deferred income taxes                                     --             53,445
Other assets                                           127,906          111,880
                                                   -----------      -----------
TOTAL ASSETS                                       $27,189,478      $26,874,494
                                                   ===========      ===========


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                 December 31,       December 31,
                                                     2000              1999
                                                 ------------       ------------
                                                          (In thousands)

LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
   Reserves for fixed annuity contracts          $  2,778,229       $  3,254,895
   Reserves for universal life insurance
      contracts                                     1,832,667          1,978,332
   Reserves for guaranteed investment
      contracts                                       610,672            305,570
   Payable to brokers for purchases of
      securities                                        3,662                139
   Income taxes currently payable                        --               23,490
   Modified coinsurance deposit liability              97,647            140,757
   Other liabilities                                  203,015            249,224
                                                 ------------       ------------
   Total reserves, payables and accrued
      liabilities                                   5,525,892          5,952,407
                                                 ------------       ------------
Variable annuity liabilities related to
   separate accounts                               20,393,820         19,949,145
                                                 ------------       ------------
Subordinated notes payable to affiliates               55,119             37,816
                                                 ------------       ------------
Deferred income taxes                                  85,978               --
                                                 ------------       ------------
Shareholder's equity:
   Common stock                                         3,511              3,511
   Additional paid-in capital                         493,010            493,010
   Retained earnings                                  697,730            551,158
   Accumulated other comprehensive loss               (65,582)          (112,553)
                                                 ------------       ------------
   Total shareholder's equity                       1,128,669            935,126
                                                 ------------       ------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY       $ 27,189,478       $ 26,874,494
                                                 ============       ============


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME


                                            Years Ended December 31,
                                           -------------------------   Three Months Ended       Year Ended
                                              2000           1999       December 31, 1998   September 30, 1998
                                           ---------       ---------   ------------------   ------------------
                                                                    (In thousands)

Investment income                          $ 399,355       $ 516,001       $  53,553               $ 218,793
                                           ---------       ---------       ---------               ---------
Interest expense on:
   Fixed annuity contracts                  (140,322)       (231,929)        (22,828)               (112,695)
   Universal life insurance
      contracts                              (86,263)       (102,486)           --                      --
   Guaranteed investment
      contracts                              (34,124)        (19,649)         (3,980)                (17,787)
   Senior indebtedness                          --              (199)            (34)                 (1,498)
   Subordinated notes payable
      to affiliates                           (4,144)         (3,474)           (853)                 (3,114)
                                           ---------       ---------       ---------               ---------
   Total interest expense                   (264,853)       (357,737)        (27,695)               (135,094)
                                           ---------       ---------       ---------               ---------
NET INVESTMENT INCOME                        134,502         158,264          25,858                  83,699
                                           ---------       ---------       ---------               ---------
NET REALIZED INVESTMENT
   GAINS (LOSSES)                            (15,177)        (19,620)            271                  19,482
                                           ---------       ---------       ---------               ---------
Fee income:
   Variable annuity fees                     400,495         306,417          58,806                 200,867
   Net retained commissions                   62,202          51,039          11,479                  48,561
   Asset management fees                      73,922          43,510           8,068                  29,592
   Universal life insurance fees, net         20,258          28,932            --                      --
   Surrender charges                          20,963          17,137           3,239                   7,404
   Other fees                                 12,959           6,327           1,738                   3,938
                                           ---------       ---------       ---------               ---------
TOTAL FEE INCOME                             590,799         453,362          83,330                 290,362
                                           ---------       ---------       ---------               ---------
GENERAL AND ADMINISTRATIVE
   EXPENSES                                 (171,627)       (146,683)        (21,268)                (92,929)
                                           ---------       ---------       ---------               ---------
AMORTIZATION OF DEFERRED
   ACQUISITION COSTS                        (158,007)       (116,840)        (27,070)                (72,713)
                                           ---------       ---------       ---------               ---------
ANNUAL COMMISSIONS                           (56,473)        (40,760)         (6,624)                (18,209)
                                           ---------       ---------       ---------               ---------
PRETAX INCOME                                324,017         287,723          54,497                 209,692
                                           ---------       ---------       ---------               ---------
Income tax expense                          (108,445)       (103,025)        (20,106)                (71,051)
                                           ---------       ---------       ---------               ---------
NET INCOME                                 $ 215,572       $ 184,698       $  34,391               $ 138,641
                                           ---------       ---------       ---------               ---------


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                Years Ended December 31,
                                                ------------------------  Three Months Ended       Year Ended
                                                  2000           1999     December 31, 1998    September 30, 1998
                                                ---------      ---------  ------------------   ------------------
                                                                     (In thousands)
OTHER COMPREHENSIVE INCOME (LOSS)
 NET OF TAX:
  Net unrealized gains (losses)
   on debt and equity securities
   available for sale identified
   in the current period (net of
   income tax expense of $20,444
   and income tax benefit of
   $63,900, $5,517 and $2,168 for
   the years ended December 31,
   2000 and 1999, the three
   months ended December 31, 1998
   and the year ended September
   30, 1998, respectively)                      $  37,968      $(118,669)      $ (10,249)          $  (4,027)

  Less reclassification
   adjustment for net realized
   losses (gains) included in net
   income (net of income tax
   expense of $4,848, $4,165 and
   $116 and income tax benefit of
   $3,210 for the years ended
   December 31, 2000 and 1999,
   the three months ended
   December 31, 1998 and the year
   ended September 30, 1998, respectively)          9,003          7,735             215              (5,963)
                                                ---------      ---------       ---------           ---------
OTHER COMPREHENSIVE INCOME (LOSS)                  46,971       (110,934)        (10,034)             (9,990)
                                                ---------      ---------       ---------           ---------
COMPREHENSIVE INCOME                            $ 262,543      $  73,764       $  24,357           $ 128,651
                                                =========      =========       =========           =========

           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                               Years Ended December 31,
                                             ----------------------------   Three Months Ended       Year Ended
                                               2000              1999        December 31, 1998   September 30, 1998
                                            -----------       -----------   ------------------   ------------------
                                                                        (In thousands)
CASH FLOW FROM OPERATING
   ACTIVITIES:

   Net income                               $   215,572       $   184,698       $    34,391       $   138,641
   Adjustment to reconcile net
      income to net cash provided
      by operating activities:
         Interest credited to:
             Fixed annuity contracts            140,322           231,929            22,828           112,695
             Universal life insurance
               contracts                         86,263           102,486              --                --
             Guaranteed investment
               contracts                         34,124            19,649             3,980            17,787
         Net realized investment
             losses (gains)                      15,177            19,620              (271)          (19,482)
         Amortization (accretion) of
             net premiums (discounts)
             on investments                      (2,198)          (18,343)           (1,199)              447
         Universal life insurance fees          (20,258)          (28,932)             --                --
         Amortization of goodwill                 1,455               776               356             1,422
         Provision for deferred
             income taxes                       114,127          (100,013)           15,945            34,087
   Change in:
      Accrued investment income                   3,029             9,155            (1,512)           (4,649)
      Deferred acquisition costs               (204,077)         (208,228)          (34,328)         (160,926)
      Other assets                              (16,628)           (5,661)          (21,070)          (19,374)
      Income taxes currently
         receivable/payable                     (84,482)           12,367            16,992           (38,134)
      Other liabilities                         (12,520)           49,504             5,617            (2,248)
   Other, net                                    43,376            20,729             5,510            (5,599)
                                            -----------       -----------       -----------       -----------
NET CASH PROVIDED BY OPERATING
   ACTIVITIES                                   313,282           289,736            47,239            54,667
                                            -----------       -----------       -----------       -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchases of:
      Bonds, notes and redeemable
         preferred stocks                      (881,647)       (4,130,682)         (392,515)       (1,970,502)
      Mortgage loans                           (144,303)         (331,398)           (4,962)         (131,386)
      Other investments, excluding
         short-term investments                 (66,722)         (227,268)           (1,992)             --
   Sales of:
      Bonds, notes and redeemable
         preferred stocks                       468,221         2,660,931           265,039         1,602,079
      Other investments, excluding

         short-term investments                  60,538            65,395               142            42,458
   Redemptions and maturities of:
      Bonds, notes and redeemable
         preferred stocks                       429,347         1,274,764            37,290           424,393
      Mortgage loans                            136,277            46,760             7,699            80,515
      Other investments, excluding
         short-term investments                 122,195            21,256               853            67,213
   Cash and short-term investments
      acquired in coinsurance
      transaction with MBL Life
      Assurance Corporation                        --                --           3,083,211              --
   Net cash and short-term investments
      transferred from (to) affiliates
      in assumption with MBL Life
      Assurance Corporation                      (3,314)         (371,634)             --                --
                                            -----------       -----------       -----------       -----------

NET CASH PROVIDED (USED IN) BY
   INVESTING ACTIVITIES                         120,592          (991,876)        2,994,765           114,770
                                            -----------       -----------       -----------       -----------


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                            Years Ended December 31,
                                         -----------------------------     Three Months Ended          Year Ended
                                             2000             1999         December 31, 1998       September 30, 1998
                                         -----------       -----------     ------------------      ------------------
                                                                       (In thousands)
CASH FLOWS FROM FINANCING
   ACTIVITIES:
   Premium receipts on:
      Fixed annuity contracts            $ 1,764,600       $ 2,016,851       $   351,616             $ 1,512,994
      Universal life insurance
         contracts                            58,738            78,864              --                      --
      Guaranteed investment
         contracts                           350,000              --                --                     5,619
   Net exchanges from the fixed
      accounts of variable annuity
      contracts                           (1,994,710)       (1,821,324)         (448,762)             (1,303,790)
   Withdrawal payments on:
      Fixed annuity contracts               (320,778)       (2,232,374)          (41,554)               (191,690)
      Universal life insurance
         contracts                          (145,067)          (81,634)             --                      --
      Guaranteed investment
         contracts                           (78,312)          (19,742)           (3,797)                (36,313)
   Claims and annuity payments on:
      Fixed annuity contracts               (114,761)          (46,578)           (9,333)                (40,589)
      Universal life insurance
         contracts                          (118,302)         (158,043)             --                      --
   Net receipts from (repayments
      of) other short-term
      financings                             (33,689)         (129,512)            9,545                 (10,944)
   Net receipt (payment) related
      to a modified coinsurance
      transaction                            (43,110)          140,757          (170,436)                166,631
   Net receipts from issuances of
      subordinated notes payable
      to affiliate                            17,303              --             170,436                    --
   Change in capital                            --             114,336            70,000                    --
   Dividends paid to Parent                  (69,000)             --                --                   (51,200)
                                         -----------       -----------       -----------             -----------

NET CASH PROVIDED (USED IN) BY
   FINANCING ACTIVITIES                     (727,088)       (2,138,399)          (72,285)                 50,718
                                         -----------       -----------       -----------             -----------

NET INCREASE (DECREASE) IN CASH
   AND SHORT-TERM INVESTMENTS               (293,214)       (2,840,539)        2,969,719                 220,155

CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                    462,915         3,303,454           333,735                 113,580
                                         -----------       -----------       -----------             -----------

CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                      $   169,701       $   462,915       $ 3,303,454             $   333,735
                                         ===========       ===========       ===========             ===========

SUPPLEMENTAL CASH FLOW
   INFORMATION:
   Interest paid on indebtedness         $     1,841       $     3,787       $     1,169              $     3,912
                                         ===========       ===========       ===========              ===========
   Net income taxes paid (refunded)
    to Parent                            $    78,796       $   190,126       $   (12,302)             $    74,932
                                         ===========       ===========       ===========              ===========


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1.       NATURE OF OPERATIONS

         Anchor National Life Insurance Company, including its wholly owned subsidiaries, (the "Company") is an Arizona-domiciled life insurance company which conducts its business through three segments: annuity operations, asset management operations and broker-dealer operations. Annuity operations consist of the sale and administration of deposit-type insurance contracts, including fixed and variable annuities, universal life insurance contracts and guaranteed investment contracts ("GICs"). Asset management operations, which include the distribution and management of mutual funds, are conducted by SunAmerica Asset Management Corp. ("SunAmerica Asset Management"), the Company's registered investment advisor and wholly owned subsidiary and its related distributor, SunAmerica Capital Services, Inc. ("SACS"). Broker-dealer operations involve the sale of securities and financial services products, and are conducted by Royal Alliance Associates, Inc. ("Royal"), a wholly owned subsidiary of the Company.

         The Company is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. At December 31, 1998, the Company was a wholly owned indirect subsidiary of SunAmerica Inc., a Maryland Corporation. On January 1, 1999, SunAmerica Inc. merged with and into AIG in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Thus, SunAmerica Inc. ceased to exist on that date. However, immediately prior to the date of the merger, substantially all of the net assets of SunAmerica Inc. were contributed to a newly formed subsidiary of AIG named SunAmerica Holdings, Inc., a Delaware Corporation. SunAmerica Holdings, Inc. subsequently changed its name to SunAmerica Inc. ("SunAmerica").

         The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets managed in mutual funds and held in separate accounts.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain items have been reclassified to conform to the current period's presentation.

         Under generally accepted accounting principles, premiums collected on the non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of earnings, as they are recorded directly to policyholders liabilities upon receipt.

         The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reports in the financial statements and the accompanying notes. Actual results could differ from those estimates.

         INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

         Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

         Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is valued at market. Limited partnerships are accounted for by the cost method of accounting. Real estate is carried at cost, reduced by impairment provisions. Common stock is carried at fair value. Other invested assets include collateralized bond obligations and investments in mutual funds for the Company's asset management operations.

         Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         INTEREST RATE SWAP AGREEMENTS: The net differential to be paid or received on interest rate swap agreements ("Swap Agreements") entered into to reduce the impact of changes in interest rates is recognized over the lives of the agreements, and such differential is classified as Investment Income or Interest Expense in the income statement. Initially, Swap Agreements are designated as hedges and, therefore, are not marked to market. However, when a hedged asset/liability is sold or repaid before the related Swap Agreement matures, the Swap Agreement is marked to market and any gain/loss is classified with any gain/loss realized on the disposition of the hedged asset/liability. Subsequently, the Swap Agreement is marked to market and the resulting change in fair value is included in Investment Income in the income statement. When a Swap Agreement that is designated as a hedge is terminated before its contractual maturity, any resulting gain/loss is credited/charged to the carrying value of the asset/liability that it hedged and is treated as a premium/discount for the remaining life of the asset/liability. Upon adoption of Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") as amended by SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, and related implementation guidance, the Company will be required to mark all swap agreements to market as of January 1, 2001 (see "Recently Issued Accounting Standards"). Such adjustment is not anticipated to be material to the shareholder's equity of the Company.

         DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net interest income, net unrealized investment gains and losses, variable annuity fees, universal life insurance fees, surrender charges and direct administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the estimated lives of the funds obtained. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $362,085,000 and $312,764,000 for the years ended December 31, 2000 and
         1999, respectively.

         As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been increased by $21,800,000 and $29,400,000 at December 31, 2000 and 1999,
         respectively, for this adjustment.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)


         VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

         GOODWILL: Goodwill, amounted to $21,604,000 (including accumulated amortization of $18,101,000) and $22,206,000 (including accumulated amortization of $16,350,000) at December 31, 2000 and 1999 respectively. Goodwill is amortized by using the straight-line method over periods averaging 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable.

         CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts and guaranteed investment contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees). Contractholder reserves for universal life insurance contracts are equal to the policyholder account values before surrender charges.

         MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 8 is recorded as a deposit liability. Premiums from the reinsured business is allocated to pay down the liability pursuant to a repayment schedule.

         FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade date basis.

         INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of its direct parent, SunAmerica Life Insurance Company (the "Parent"), and its affiliate, First SunAmerica Life Insurance Company ("FSA"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). The Company has reviewed and continues to review the effect of the implementation of SFAS 133, as amended by SFAS 138 and related implementation guidance. This statement requires the Company to recognize all derivatives in the consolidated balance sheet measuring these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and, to the extent it is effective as part of a hedge transaction. SFAS 133 was postponed by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB No. 133, and now will be effective for the Company as of January 1, 2001. Because of the Company's minimal use of derivatives, management does not anticipate that the new statement will have a significant effect on either the earnings or the financial position of the Company.

3.       FISCAL YEAR CHANGE

         Effective December 31, 1998, the Company changed its fiscal year end from September 30 to December 31. Accordingly, the consolidated financial statements include the results of operations and cash flows for the three-month transition period ended December 31, 1998. Such results are not necessarily indicative of operations for a full year. The consolidated financial statements as of and for the three months ended December 31, 1998 were originally filed as the Company's unaudited Transition Report on Form 10-Q.

         Results for the comparable prior year period are summarized below.

                                                               Three Months Ended
                                                                December 31, 1997
                                                                (In thousands)
                                                               ------------------
         Investment income                                           $ 59,062
         Net investment income                                         25,689
         Net realized investment gains                                 20,935
         Total fee income                                              63,984
         Pretax income                                                 67,654
         Net income                                                  $ 44,348
                                                                     ========

4.       ACQUISITION

         On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       ACQUISITION (Continued)

         Assurance Corporation ("MBL Life") (the "Acquisition"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. As part of this transaction, the Company acquired assets having an aggregate fair value of $5,718,227,000, composed primarily of invested assets totaling $5,715,010,000. Liabilities assumed in this acquisition totaled $5,831,266,000, including $3,460,503,000 of fixed annuity reserves, $2,308,742,000 of universal life reserves and $24,011,000 of guaranteed investment contract reserves. The excess of the purchase price over the fair value of net assets received amounted to $92,687,000 at December 31, 2000, after adjustment for the transfer of the New York business to FSA (see below), and is included in Deferred Acquisition Costs in the accompanying consolidated balance sheet. The income statements for the years ended December 31, 2000 and 1999 include the impact of the Acquisition. On a pro forma basis, assuming the Acquisition had been consummated on October 1, 1997, the beginning of the prior-year periods discussed herein, investment income would have been $514,433,000 and net income would have been $162,555,000 for the year ended September 30, 1998.

         Included in the block of business acquired from MBL Life were policies whose owners are residents of New York State ("the New York Business"). On July 1, 1999, the New York Business was acquired by the Company's New York affiliate, FSA, via an assumption reinsurance agreement, and the remainder of the business converted to assumption reinsurance in the Company, which superseded the coinsurance agreement. As part of this transfer, invested assets equal to $678,272,000, life reserves equal to $282,247,000, group pension reserves equal to $406,118,000, and other net assets of $10,093,000 were transferred to FSA.

         The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.

         As part of the Acquisition, the Company received $242,473,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. Of this amount, the Company was required to transfer $20,055,000 to the Parent for enhancements on policies which customers elected to convert to fixed annuity policies of the Parent. Included in the Company's reserves transferred to FSA in 1999 were $34,657,000 of such policy enhancement reserves. Based upon final actuarial calculations performed in the first quarter of 2000, $16,741,000 of such reserves were returned to the Company by FSA. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. Pursuant to the agreement, the enhancements were scheduled to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       ACQUISITION (Continued)

         30, 2003, to eligible policies still active on each of those dates. The Company's portion of the payment due on January 1, 2000 amounted to $58,329,000 and was either credited to the accounts of the policyholders or paid as benefits through withdrawals or accelerated death benefits during 2000. On December 31, 2000, the enhancement reserve for such payments totaled $162,653,000.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       INVESTMENTS

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                                                             Amortized        Estimated
                                                                                                Cost         Fair Value
                                                                                             ----------      ----------
                                                                                                    (In thousands)
AT DECEMBER 31, 2000:

Securities of the United States
    Government                                                                               $   19,164      $   18,868
Mortgage-backed securities                                                                    1,651,581       1,636,304
Securities of public utilities                                                                  154,076         151,209
Corporate bonds and notes                                                                     1,426,845       1,329,001
Redeemable preferred stocks                                                                       1,375           1,375
Other debt securities                                                                           877,529         871,145
                                                                                             ----------      ----------
    Total                                                                                    $4,130,570      $4,007,902
                                                                                             ==========      ==========
AT DECEMBER 31, 1999:

Securities of the United States
    Government                                                                               $   24,688      $   22,884
Mortgage-backed securities                                                                    1,505,729       1,412,134
Securities of public utilities                                                                  114,933         107,596
Corporate bonds and notes                                                                     1,676,006       1,596,469
Redeemable preferred stocks                                                                       4,375           4,547
Other debt securities                                                                           829,997         809,539
                                                                                             ----------      ----------
    Total                                                                                    $4,155,728      $3,953,169
                                                                                             ==========      ==========

The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 2000, follow:

                                                                                             Amortized        Estimated
                                                                                                Cost         Fair Value
                                                                                             ----------      ----------
                                                                                                    (In thousands)

Due in one year or less                                                                      $   66,156      $   64,269
Due after one year through
    five years                                                                                  805,277         795,040
Due after five years through
    ten years                                                                                 1,023,591         938,495
Due after ten years                                                                             583,965         573,794
Mortgage-backed securities                                                                    1,651,581       1,636,304
                                                                                             ----------      ----------
    Total                                                                                    $4,130,570      $4,007,902
                                                                                             ==========      ==========

         Actual maturities of bonds, notes and redeemable preferred stocks will differ from those shown above due to prepayments and redemptions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       INVESTMENTS (Continued)

         Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                       Gross          Gross
                                     Unrealized     Unrealized
                                       Gains          Losses
                                     ----------    -----------
                                         (In thousands)
AT DECEMBER 31, 2000:

Securities of the United States
    Government                       $      17      $    (313)
Mortgage-backed securities              10,000        (25,277)
Securities of public utilities             267         (3,134)
Corporate bonds and notes               12,682       (110,526)
Other debt securities                   11,482        (17,866)
                                     ---------      ---------
    Total                            $  34,448      $(157,116)
                                     =========      =========

AT DECEMBER 31, 1999:

Securities of the United States
    Government                       $      47      $  (1,852)
Mortgage-backed securities               3,238        (96,832)
Securities of public utilities              13         (7,350)
Corporate bonds and notes               10,222        (89,758)
Redeemable preferred stocks                172           --
Other debt securities                    4,275        (24,734)
                                     ---------      ---------
    Total                            $  17,967      $(220,526)
                                     =========      =========


         Gross unrealized gains on equity securities available for sale aggregated $18,000 at December 31, 2000. Gross unrealized losses on equity securities available for sale aggregated $45,000 at December 31, 2000. There were no unrealized gains or losses on equity securities available for sale at December 31, 1999.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       INVESTMENTS (Continued)

         Gross realized investment gains and losses on sales of investments are as follows:

                                Years Ended December 31,
                                -------------------------   Three Months Ended    Year Ended
                                  2000             1999      December 31, 1998 September 30, 1998
                                --------         --------   ------------------ ------------------
                                                        (In thousands)
BONDS, NOTES AND
    REDEEMABLE PREFERRED
    STOCKS:
    Realized gains              $  9,608         $  8,333         $  6,669         $ 28,086
    Realized losses               (5,573)         (26,113)          (5,324)          (4,627)
MORTGAGE LOANS:
    Realized losses                 (276)            --               --               --
COMMON STOCKS:
    Realized gains                   610            4,239               12              337
    Realized losses                 --                (11)              (9)            --
OTHER INVESTMENTS:
    Realized gains                 1,091             --                573            8,824
IMPAIRMENT WRITEDOWNS            (20,637)          (6,068)          (1,650)         (13,138)
                                --------         --------         --------         --------
Total net realized
    investment gains
    (losses)                    $(15,177)        $(19,620)        $    271         $ 19,482
                                ========         ========         ========         ========

         The sources and related amounts of investment income are as follows:

                                 Years Ended December 31,
                                 -------------------------   Three Months Ended    Year Ended
                                   2000             1999      December 31, 1998 September 30, 1998
                                 --------         --------   ------------------ ------------------
                                                          (In thousands)
Short-term investments           $  21,683         $  61,764         $   4,649         $  12,524
Bonds, notes and
    redeemable preferred
    stocks                         290,157           348,373            39,660           156,140
Mortgage loans                      60,608            47,480             7,904            29,996
Common stocks                         --                   7              --                  34
Real estate                            121              (525)               13              (467)
Partnerships                         7,031             6,631               352            24,311
Other invested assets               26,868            58,223             1,700              (572)

Less: investment expenses           (7,113)           (5,952)             (725)           (3,173)
                                 ---------         ---------         ---------         ---------
    Total investment
       income                    $ 399,355         $ 516,001         $  53,553         $ 218,793
                                 =========         =========         =========         =========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       INVESTMENTS (Continued)

At December 31, 2000, no investments exceeded 10% of the Company's consolidated shareholder's equity.

At December 31, 2000, mortgage loans were collateralized by properties located in 30 states, with loans totaling approximately 33% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 10% by properties located in New York. No more than 8% of the portfolio was secured by properties in any other single state.

At December 31, 2000, bonds, notes and redeemable preferred stocks included $267,891,000 of bonds and notes not rated investment grade. The Company had no material concentrations of non-investment-grade assets at December 31, 2000.

At December 31, 2000, the carrying value of investments in default as to the payment of principal or interest was $3,563,000 of bonds which approximates its estimated fair value.

As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 2000, the Company had one outstanding asset Swap Agreement with a notional principal amount of $97,000,000 and one outstanding liability Swap Agreement with a notional principal amount of $28,688,000. The asset Swap Agreement was entered into in May 2000 and matures in June 2002. The liability Swap Agreement was entered into in December 1996 and matures in December 2024. The interest income on the asset Swap Agreement is included in Investment Income in the income statement, while the interest paid on the liability Swap Agreement is included in Interest Expense on Guaranteed Investment Contracts in the income statement. The net interest income (paid) amounted to $43,000 for the year ended December 31, 2000, $(215,000) for the year ended December 31, 1999, $(54,000)
for the three months ended December 31, 1998 and $(278,000) for the year ended September 30, 1998.

At December 31, 2000, $8,955,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.       FAIR VALUE OF FINANCIAL STATEMENTS

         The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

         The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

         CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

         BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

         SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

         COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         POLICY LOANS: Carrying value is considered to be a reasonable estimate of fair value.

         PARTNERSHIPS: Fair value of partnerships accounted for by using the cost method is based upon the fair value of the net assets of the partnerships as determined by the general partners.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.       FAIR VALUE OF FINANCIAL STATEMENTS (Continued)

         VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

         RECEIVABLE FROM/PAYABLE TO BROKERS FOR SALES/PURCHASES OF SECURITIES:
         Such amounts represent transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.

         RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

         RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates and is net of the estimated fair value of a hedging Swap Agreement, determined from independent broker quotes.

         VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

         SUBORDINATED NOTES PAYABLE TO AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.       FAIR VALUE OF FINANCIAL STATEMENTS (Continued)

         The estimated fair values of the Company's financial instruments at December 31, 2000 and 1999 compared with their respective carrying values, are as follows:

                                                 Carrying             Fair
                                                   Value              Value
                                                -----------        -----------
                                                        (In thousands)
DECEMBER 31, 2000:

ASSETS:

    Cash and short-term investments             $   169,701        $   169,701
    Bonds, notes and redeemable
       preferred stocks                           4,007,902          4,007,902
    Mortgage loans                                  684,174            711,543
    Policy loans                                    244,436            244,436
    Separate account seed money                     104,678            104,678
    Common stocks                                       974                974
    Partnerships                                      8,216              9,915
    Variable annuity assets held in
       separate accounts                         20,393,820         20,393,820
    Receivable from brokers for sales
       of securities                                     15                 15

LIABILITIES:

    Reserves for fixed annuity contracts          2,778,229          2,618,719
    Reserves for guaranteed investment
       contracts                                    610,672            610,672
    Payable to brokers for purchases of
       securities                                     3,662              3,662
    Variable annuity liabilities related
       to separate accounts                      20,393,820         20,393,820
    Subordinated notes payable to
       affiliates                               $    55,119        $    57,774

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.       FAIR VALUE OF FINANCIAL STATEMENTS (Continued)

                                                 Carrying             Fair
                                                   Value             Value
                                                -----------        -----------
                                                         (In thousands)
DECEMBER 31, 1999:

ASSETS:

    Cash and short-term investments             $   462,915        $   462,915
    Bonds, notes and redeemable
       preferred stocks                           3,953,169          3,953,169
    Mortgage loans                                  674,679            673,781
    Policy loans                                    260,066            260,066
    Separate account seed money                     144,231            144,231
    Common stocks                                      --                 --
    Partnerships                                      4,009              9,114
    Variable annuity assets held in
       separate accounts                         19,949,145         19,949,145
    Receivable from brokers for sales
       of securities                                 54,760             54,760

LIABILITIES:

    Reserves for fixed annuity contracts          3,254,895          3,053,660
    Reserves for guaranteed investment
       contracts                                    305,570            305,570
    Payable to brokers for purchases of
       securities                                       139                139
    Variable annuity liabilities related
       to separate accounts                      19,949,145         19,949,145
    Subordinated notes payable to
       affiliates                               $    37,816        $    38,643


7.       SUBORDINATED NOTES PAYABLE TO AFFILIATES

         Subordinated notes (including accrued interest of $2,659,000) payable to affiliates totaled $55,119,000 at interest rates ranging from 8% to 9.5% at December 31, 2000, and require principal payments of $3,000,000 in 2001, $29,060,000 in 2002 and $20,400,000 in 2003.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

8.       REINSURANCE

         The Company guarantees a minimum level of death benefits for the majority of the Company's separate account contracts. If assets in these separate accounts are insufficient to fund minimum policy benefits, the Company is obligated to pay the difference. This exposure was reinsured on approximately 26% of the reserves as of December 31, 2000. The Company does not expect its obligations under these guarantees to have a material impact on the Company's financial condition or results of operations.

         Certain of the Company's variable annuities provide for a Guaranteed Minimum Income Benefit in the form of guaranteed benefit payout upon annuitization. All of the annuitization benefit at risk has been reinsured as of December 31, 2000.

         The business which was assumed from MBL Life as part of the Acquisition is subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 2000, a total reserve credit of $4,160,000 was taken against the life insurance reserves. With respect to these coinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

         On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. The transaction is accounted for as reinsurance for statutory reporting purposes. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. The cost of this program, which amounted to $12,026,000 for the year ended December 31, 2000 and $3,621,000 for the year ended December 31, 1999, is classified as General and Administrative Expenses in the Consolidated Statement of Income.

         On August 11, 1998, the Company entered into a similar modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Cayman), a Cayman Islands Stock life insurance company, effective December 31, 1997. As

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

8.       REINSURANCE (Continued)

         a part of this transaction, the Company received cash amounting to approximately $188,700,000, and recorded a corresponding reduction of DAC related to the coinsured annuities. As payments were made to the reinsurer, the reduction of DAC was relieved. Certain expenses related to this transaction were charged directly to DAC amortization in the income statement. The net effect of this transaction in the income statement was not material.

         On December 31, 1998, the Company recaptured this business. As part of this recapture, the Company paid cash of $170,436,000 and recorded an increase in DAC of $167,202,000 with the balance of $3,234,000 being recorded as DAC amortization in the income statement.

9.       COMMITMENTS AND CONTINGENT LIABILITIES

         The Company has entered into six agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31, 2000 is $925,000,000. Related to each of these agreements are participation agreements with the Company's Parent, under which the Parent will share in $460,100,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. Management does not anticipate any material future losses with respect to these commitments.

         In the ordinary course of business, the Company is obligated to purchase approximately $86,000,000 of asset backed securities as of December 31, 2000.

         The Company is involved in various kinds of litigation common to its businesses. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses relating to such litigation are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position, results of operations or cash flows.

         The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. The Guarantee is unconditional and irrevocable, and policyholders have the right to enforce the Guarantee directly against American Home.

         The Company's current  financial strength rating from Moody's is based

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

9.       COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

         in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1 million or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the support agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

         American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

10.      SHAREHOLDER'S EQUITY

         The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2000 and 1999, 3,511 shares were outstanding.

         Changes in shareholder's equity are as follows:

                                     Years Ended December 31,
                                    ---------------------------     Three Months Ended      Year Ended
                                      2000              1999        December 31, 1998  September 30, 1998
                                    ---------         ---------     -----------------  ------------------
                                                               (In thousands)
ADDITIONAL PAID-IN
    CAPITAL:

    Beginning balances              $ 493,010         $ 378,674         $ 308,674         $ 308,674
    Reclassification of
       Note by the Parent                --             170,436              --                --
    Return of capital                    --            (170,500)             --                --
    Capital contributions
       received                          --             114,250            70,000              --
    Contribution of
       partnership
       investment                        --                 150              --                --
                                    ---------         ---------         ---------         ---------
Ending balances                     $ 493,010         $ 493,010         $ 378,674         $ 308,674
                                    =========         =========         =========         =========
RETAINED EARNINGS:

    Beginning balances              $ 551,158         $ 366,460         $ 332,069         $ 244,628
    Net income                        215,572           184,698            34,391           138,641
    Dividends paid                    (69,000)             --                --             (51,200)
                                    ---------         ---------         ---------         ---------
Ending balances                     $ 697,730         $ 551,158         $ 366,460         $ 332,069
                                    =========         =========         =========         =========
ACCUMULATED OTHER
    COMPREHENSIVE INCOME
    (LOSS):

       Beginning balances           $(112,553)        $  (1,619)        $   8,415         $  18,405
       Change in net
          unrealized gains
          (losses) on debt
          securities
          available for sale           79,891          (198,659)          (23,791)          (23,818)
       Change in net
          unrealized gains
          (losses) on equity
          securities
          available for sale              (27)              (10)              (44)             (950)
       Change in adjustment
          to deferred
          acquisition costs            (7,600)           28,000             8,400             9,400
       Tax effects of net
          changes                     (25,293)           59,735             5,401             5,378
                                    ---------         ---------         ---------         ---------
Ending balances                     $ (65,582)        $(112,553)        $  (1,619)        $   8,415
                                    =========         =========         =========         =========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

10.      SHAREHOLDER'S EQUITY (Continued)

         Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations less equity in undistributed income or loss of subsidiaries included in net investment income if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Dividends of $69,000,000 and $51,200,000 were paid on March 1, 2000 and June 4,
         1998, respectively. No dividends were paid in the year ended December 31, 1999 or the three months ended December 31, 1998.

         Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the years ended December 31, 2000 and 1999 was approximately $168,367,000 and $261,539,000, respectively. The statutory net loss for the year ended December 31, 1998 was $98,766,000. The Company's statutory capital and surplus totaled approximately $719,946,000 at December 31, 2000 and $694,621,000 at December 31, 1999.

         In 1998, the NAIC adopted the codification of statutory accounting principles ("Codification") which replaced the current Accounting Practices and Procedures Manual as the NAIC's primary guidance on statutory accounting, effective January 1, 2001. Codification changes prescribed statutory accounting practices and will result in changes to the accounting practices that the company uses to prepare its statutory basis financial statements. Codification has been adopted by all fifty states as the prescribed basis of accounting, including Arizona. The impact of Codification on the Company's statutory surplus has not yet been determined.

         On June 30, 1999, the Parent cancelled the Company's surplus note payable of $170,436,000 and funds received were reclassified to Additional Paid-in Capital in the accompanying consolidated balance sheet. On September 9, 1999, the Company paid $170,500,000 to its Parent as a return of capital. On September 14, 1999 and October 25, 1999, the Parent contributed additional capital to the Company in the amounts of $54,250,000 and $60,000,000, respectively. Also on December 31, 1999, the Parent made a $150,000 contribution of partnership investments to the Company.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.      INCOME TAXES

         The components of the provisions for federal income taxes on pretax income consist of the following:

                                     Net Realized
                                      Investment
                                    Gains (Losses)     Operations           Total
                                    --------------     ----------         ---------
                                                      (In thousands)
YEAR ENDED DECEMBER 31, 2000:

Currently payable                     $   2,791         $  (8,473)        $  (5,682)
Deferred                                 (8,103)          122,230           114,127
                                      ---------         ---------         ---------

Total income tax expense              $  (5,312)        $ 113,757         $ 108,445
                                      =========         =========         =========



YEAR ENDED DECEMBER 31, 1999:

Currently payable                     $   6,846         $ 196,192         $ 203,038
Deferred                                (13,713)          (86,300)         (100,013)
                                      ---------         ---------         ---------
    Total income tax expense
      (benefit)                       $  (6,867)        $ 109,892         $ 103,025
                                      =========         =========         =========



THREE MONTHS ENDED DECEMBER
31, 1998:

Currently payable                     $     740         $   3,421         $   4,161
Deferred                                   (620)           16,565            15,945
                                      ---------         ---------         ---------
    Total income tax expense          $     120         $  19,986         $  20,106
                                      =========         =========         =========

YEAR ENDED SEPTEMBER 30, 1998:
Currently payable                     $   4,221         $  32,743         $  36,964
Deferred                                   (550)           34,637            34,087
                                      ---------         ---------         ---------
    Total income tax expense          $   3,671         $  67,380         $  71,051
                                      =========         =========         =========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.      INCOME TAXES (Continued)

         Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                      Years Ended December 31,       Three Months Ended     Year Ended
                                       2000              1999         December 31, 1998  September 30, 1998
                                     ---------         ---------     ------------------  ------------------
                                                               (In thousands)
Amount computed at
    statutory rate                   $ 113,406         $ 100,703         $  19,074         $  73,392
Increases (decreases)
    resulting from:
       Amortization of
          differences between
          book and tax bases
          of net assets
          acquired                         597               609               146               460
       State income taxes,
          net of federal tax
          benefit                        9,718             7,231             1,183             5,530
       Dividends-received
          deduction                    (10,900)           (3,618)             (345)           (7,254)
       Tax credits                      (2,382)           (1,346)                             (1,296)
       Other, net                       (1,994)             (554)               48               219
                                     ---------         ---------         ---------         ---------
       Total income tax
          expense                    $ 108,445         $ 103,025         $  20,106         $  71,051
                                     =========         =========         =========         =========

         For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 2000. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.      INCOME TAXES (Continued)

         Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                        December 31,      December 31,
                                                           2000               1999
                                                        ------------      ------------
                                                               (In thousands)
         DEFERRED TAX LIABILITIES:
         Investments                                     $  18,738         $  23,208
         Deferred acquisition costs                        317,995           272,697
         State income taxes                                  9,640             5,203
         Other liabilities                                  55,101            18,658
                                                         ---------         ---------
         Total deferred tax liabilities                    401,474           319,766
                                                         ---------         ---------

         DEFERRED TAX ASSETS:
         Contractholder reserves                          (247,591)         (261,781)
         Guaranty fund assessments                          (3,610)           (2,454)
         Deferred income                                   (28,982)          (48,371)
         Net unrealized losses on debt and equity
             securities available for sale                 (35,313)          (60,605)
                                                         ---------         ---------
         Total deferred tax assets                        (315,496)         (373,211)
                                                         ---------         ---------
         Deferred income taxes                           $  85,978         $ (53,445)
                                                         =========         =========

12       RELATED-PARTY MATTERS

         The Company pays commissions to five affiliated companies: SunAmerica Securities, Inc.; Advantage Capital Corp.; Financial Services Corp.; Sentra Securities Corp.; and Spelman & Co. Inc. Commissions paid to these broker-dealers totaled $44,584,000 in the year ended December 31, 2000, $37,435,000 in the year ended December 31, 1999, $6,977,000 in the three months ended December 31, 1998 and $32,946,000 in the year ended September 30, 1998. These broker-dealers, when combined with the Company's wholly owned broker-dealer, distribute a significant portion of the Company's products, amounting to approximately 33.8%, 35.6%, 35.6% and 33.6% of premiums for each of the respective periods.

         The Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent and SunAmerica, an indirect parent. Amounts paid for such services totaled $132,034,000 for the year ended December 31, 2000, $105,059,000 for the year ended December 31, 1999, $21,593,000 for the three months ended December 31, 1998 and $84,975,000 for the year ended September 30, 1998. The marketing component of such costs during these periods amounted to $61,954,000, $53,385,000, $9,906,000 and $39,482,000,
         respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of such costs are included in General and Administrative Expenses in the income statement.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

12.      RELATED-PARTY MATTERS (Continued)

         At December 31, 2000, the Company held no investments issued by any of its affiliates. At December 31, 1999, the Company held bonds with a fair value of $50,000 which were issued by its affiliate, International Lease Finance Corp. The amortized cost of these bonds is equal to the fair value.

         During the year ended December 31, 2000, FSA transferred $16,741,000 of cash to the Company related to policy enhancements of the New York Business from the Acquisition (see Note 4).

         During the year ended December 31, 2000, the Company transferred $20,055,000 of cash to the Parent as a result of policy enhancements granted to annuity policyholders who converted their MBL Life policies to policies of the Parent (see Note 4).

         During the year ended December 31, 2000, the Company sold various invested assets from the Parent for cash equal to their current market value of $6,362,000.

         During the year ended December 31, 1999, the Company transferred short-term investments and bonds to FSA with an aggregate fair value of $634,596,000 as part of the transfer of the New York Business from the Acquisition (See Note 4). The Company recorded a net realized loss of $5,144,000 on the transfer of these assets.

         During the year ended December 31, 1999, the Company purchased certain invested assets from SunAmerica for cash equal to their current market value of $161,159,000.

         During the year ended September 30, 1998, the Company sold various invested assets to SunAmerica for cash equal to their current market value of $64,431,000. The Company recorded a net gain aggregating $16,388,000 on such transactions.

         During the year ended September 30, 1998, the Company purchased certain invested assets from SunAmerica, the Parent and CalAmerica Life Insurance Company, a wholly-owned subsidiary of the Parent that has since merged into the Parent, for cash equal to their current market value which aggregated $20,666,000, $10,468,000 and $61,000, respectively.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS

         The Company has three business segments: annuity operations, asset management operations and broker-dealer operations. The accounting policies of the segments are the same as those described in Note 2 - Summary of Significant Accounting Policies. The Company evaluates performance and allocates reserves based on profit or loss from operations before income taxes. There were no intersegment revenues during all periods presented. Substantially all of the Company's revenues are derived from the United States. The Parent makes expenditures for long-lived assets for the annuity operations segment and allocates depreciation of such assets to the annuity operations segment.

         Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 16.9% of sales in the year ended December 31, 2000, 12.0% of sales in the year ended December 31, 1999, 14.7% in the three months ended December 31, 1998 and 16.8% in the year ended September 30, 1998. No other independent selling organization was responsible for 10% of sales for any such period. There was no single independent selling organization that accounted for 10% of sales in the asset management operations. Registered representatives sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives do not compose a material percentage of total revenues in the broker-dealer operations.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS (Continued)

         Summarized data for the Company's business segments follow:

                                                           Asset              Broker-
                                     Annuity             Management            Dealer
                                    Operations           Operations           Operations             Total
                                   ------------         ------------         ------------         ------------
                                                                  (In thousands)
YEAR ENDED
DECEMBER 31, 2000:

Investment income                  $    388,368         $      9,800         $      1,187         $    399,355
Interest expense                       (260,709)              (3,784)                (360)            (264,853)
                                   ------------         ------------         ------------         ------------
Net investment income                   127,659                6,016                  827              134,502
Net realized investment
    losses                              (15,177)                --                   --                (15,177)
Total fee income                        430,489               99,567               60,743              590,799
General and
    administrative expenses             (95,303)             (44,266)             (32,058)            (171,627)
Amortization of deferred               (125,035)             (32,972)                --               (158,007)
    acquisition costs
Annual commissions                      (56,473)                --                   --                (56,473)
                                   ------------         ------------         ------------         ------------
Pretax income                      $    266,160         $     28,345         $     29,512         $    324,017
                                   ============         ============         ============         ============
Total assets                       $ 26,908,888         $    199,075         $     81,515         $ 27,189,478
                                   ============         ============         ============         ============
Expenditures for long-
    lived assets                   $       --           $        454         $      1,600         $      2,054
                                   ============         ============         ============         ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS (Continued)

                                                           Asset               Broker-
                                     Annuity             Management             Dealer
                                    Operations           Operations           Operations              Total
                                   ------------         ------------         ------------         ------------
                                                                  (In thousands)
YEAR ENDED
DECEMBER 31, 1999:

Investment income                  $    505,962         $      9,072         $        967         $    516,001
Interest expense                       (354,263)              (3,085)                (389)            (357,737)
                                   ------------         ------------         ------------         ------------
Net investment income                   151,699                5,987                  578              158,264
Net realized investment
    losses                              (19,620)                --                   --                (19,620)
Total fee income                        349,066               55,885               48,411              453,362
General and
    administrative expenses             (93,449)             (24,856)             (28,378)            (146,683)
Amortization of deferred
    acquisition costs                   (94,910)             (21,930)                --               (116,840)
Annual commissions                      (40,760)                --                   --                (40,760)
                                   ------------         ------------         ------------         ------------
Pretax income                      $    252,026         $     15,086         $     20,611         $    287,723
                                   ============         ============         ============         ============
Total assets                       $ 26,649,310         $    150,966         $     74,218         $ 26,874,494
                                   ============         ============         ============         ============
Expenditures for long-
    lived assets                   $       --           $      2,271         $      2,728         $      4,999
                                   ============         ============         ============         ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS (Continued)

                                                           Asset               Broker-
                                      Annuity            Management            Dealer
                                    Operations           Operations           Operations              Total
                                   ------------         ------------         ------------         ------------
                                                                  (In thousands)
THREE MONTHS ENDED
DECEMBER 31, 1998:

Investment income                  $     52,424         $        971         $        158         $     53,553
Interest expense                        (26,842)                (752)                (101)             (27,695)
                                   ------------         ------------         ------------         ------------
Net investment income                    25,582                  219                   57               25,858
Net realized investment
    gains (losses)                         (238)                 509                 --                    271
Total fee income                         60,876               11,333               11,121               83,330
General and
    administrative expenses              (9,363)              (5,171)              (6,734)             (21,268)
Amortization of deferred
    acquisition costs                   (23,111)              (3,959)                --                (27,070)
Annual commissions                       (6,624)                --                   --                 (6,624)
                                   ------------         ------------         ------------         ------------
Pretax income                      $     47,122         $      2,931         $      4,444         $     54,497
                                   ============         ============         ============         ============
Total assets                       $ 22,982,323         $    104,473         $     59,537         $ 23,146,333
                                   ============         ============         ============         ============
Expenditures for long-
    lived assets                   $       --           $        308         $      1,005         $      1,313
                                   ============         ============         ============         ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS (Continued)

                                                           Asset               Broker-
                                     Annuity             Management            Dealer
                                    Operations           Operations           Operations              Total
                                   ------------         ------------         ------------         ------------
                                                                  (In thousands)
YEAR ENDED
SEPTEMBER 30, 1998:

Investment income                  $    214,871         $      2,839         $      1,083         $    218,793
Interest expense                       (131,980)              (2,709)                (405)            (135,094)
                                   ------------         ------------         ------------         ------------
Net investment income                    82,891                  130                  678               83,699
Net realized investment
    gains (losses)                       19,615                 (133)                --                 19,482
Total fee income                        207,450               36,632               46,280              290,362
General and
    administrative expenses             (49,732)             (18,640)             (24,557)             (92,929)
Amortization of deferred
    acquisition costs                   (58,833)             (13,880)                --                (72,713)
Annual commissions                      (18,209)                --                   --                (18,209)
                                   ------------         ------------         ------------         ------------
Pretax income                      $    183,182         $      4,109         $     22,401         $    209,692
                                   ============         ============         ============         ============
Total assets                       $ 14,389,922         $    104,476         $     55,870         $ 14,550,268
                                   ============         ============         ============         ============
Expenditures for long-
    lived assets                   $       --           $        205         $      5,289         $      5,494
                                   ============         ============         ============         ============

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)

                                       OF

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS
                                DECEMBER 31, 2000

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of Anchor National Life Insurance Company and the Contractholders of its separate account, Variable Separate Account (Portion Relating to the POLARIS Variable Annuity)


In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Separate Account (Portion Relating to the POLARIS Variable Annuity), a separate account of Anchor National Life Insurance Company (the "Separate Account") at December 31, 2000, the results of each of their operations for the year then ended, and the changes in each of their net assets for the year ended December 31, 2000, for the one month ended December 31, 1999, and for the year ended November 30, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
Woodland Hills, California
March 2, 2001

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2000


                                                  Government
                                       Capital           and                     Natural    Aggressive      Alliance         Asset
                                  Appreciation  Quality Bond        Growth     Resources        Growth        Growth    Allocation
                                     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Assets:
     Investments in
         Anchor Series Trust,
         at market value          $763,773,394  $160,491,750  $261,509,877  $ 28,775,994  $          0  $          0  $          0
     Investments in
        SunAmerica Series Trust,
        at market value                      0             0             0             0   155,557,876   889,377,818   335,850,632

Liabilities                                  0             0             0             0             0             0             0
                                  ------------  ------------  ------------  ------------  ------------  ------------  ------------

Net Assets                        $763,773,394  $160,491,750  $261,509,877  $ 28,775,994  $155,557,876  $889,377,818  $335,850,632
                                  ============  ============  ============  ============  ============  ============  ============


Accumulation units outstanding      19,417,165    11,021,940     8,227,437     1,957,242     7,669,322    23,095,125    17,268,857
                                  ============  ============  ============  ============  ============  ============  ============

Unit value of accumulation units  $      39.34  $      14.56  $      31.78  $      14.71  $      20.28  $      38.51  $      19.45
                                  ============  ============  ============  ============  ============  ============  ============



                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2000
                                   (Continued)


                                       Blue Chip            Cash       Corporate   Davis Venture       "Dogs" of
                                          Growth      Management            Bond           Value     Wall Street
                                       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                  --------------  --------------  --------------  --------------  --------------
Assets:
     Investments in
         Anchor Series Trust,
         at market value          $            0  $            0  $            0  $            0  $            0
     Investments in
        SunAmerica Series Trust,
        at market value                2,833,308     164,184,094      57,339,399   1,153,555,770       8,836,786

Liabilities                                    0               0               0               0               0
                                  --------------  --------------  --------------  --------------  --------------

Net Assets                        $    2,833,308  $  164,184,094  $   57,339,399  $1,153,555,770  $    8,836,786
                                  ==============  ==============  ==============  ==============  ==============


Accumulation units outstanding           330,806      12,837,919       4,344,051      38,384,619         968,656
                                  ==============  ==============  ==============  ==============  ==============

Unit value of accumulation units  $         8.57  $        12.79  $        13.19  $        30.05  $         9.12
                                  ==============  ==============  ==============  ==============  ==============




                                        Emerging       Federated
                                         Markets           Value
                                       Portfolio       Portfolio
                                  --------------  --------------
Assets:
     Investments in
         Anchor Series Trust,
         at market value          $            0  $            0
     Investments in
        SunAmerica Series Trust,
        at market value               14,090,624      55,430,376

Liabilities                                    0               0
                                  --------------  --------------

Net Assets                        $   14,090,624  $   55,430,376
                                  ==============  ==============


Accumulation units outstanding         2,086,312       3,255,076
                                  ==============  ==============

Unit value of accumulation units  $         6.75  $        17.03
                                  ==============  ==============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2000
                                   (Continued)

                                                                    Goldman                                            International
                                         Global        Global         Sachs       Growth-         Growth   High-Yield    Diversified
                                           Bond      Equities      Research        Income  Opportunities         Bond       Equities
                                      Portfolio     Portfolio     Portfolio     Portfolio      Portfolio    Portfolio      Portfolio
                                   ------------  ------------  ------------  ------------  ------------- ------------  ------------
Assets:
     Investments in
         Anchor Series Trust,
         at market value           $          0  $          0  $          0  $          0  $          0  $          0  $          0
     Investments in
         SunAmerica Series Trust,
         at market value             63,960,597   297,064,068     8,643,347   725,768,267     7,317,819   110,734,149   192,650,120

Liabilities                                   0             0             0             0             0             0             0
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------

Net Assets                         $ 63,960,597  $297,064,068  $  8,643,347  $725,768,267  $  7,317,819  $110,734,149  $192,650,120
                                   ============  ============  ============  ============  ============  ============  ============


Accumulation units outstanding        4,219,650    13,718,168       887,882    22,388,200       828,752     8,339,613    14,143,933
                                   ============  ============  ============  ============  ============  ============  ============

Unit value of accumulation units   $      15.16  $      21.65  $       9.74  $      32.42  $       8.83  $      13.28  $      13.61
                                   ============  ============  ============  ============  ============  ============  ============



                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2000
                                   (Continued)


                                  International
                                       Growth &    MFS Growth   MFS Mid-Cap     MFS Total        Putnam          Real    SunAmerica
                                         Income      & Income        Growth        Return        Growth        Estate      Balanced
                                      Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                  -------------  ------------  ------------  ------------  ------------  ------------  ------------
Assets:
     Investments in
         Anchor Series Trust,
         at market value           $          0  $          0  $          0  $          0  $          0  $          0  $          0
     Investments in
         SunAmerica Series Trust,
         at market value             66,913,802   191,541,546    72,133,604   107,816,475   259,283,886    23,299,376    90,019,694

Liabilities                                   0             0             0             0             0             0             0
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------

Net Assets                         $ 66,913,802  $191,541,546  $ 72,133,604  $107,816,475  $259,283,886  $ 23,299,376  $ 90,019,694
                                   ============  ============  ============  ============  ============  ============  ============


Accumulation units outstanding        4,771,471     8,247,309     4,096,885     5,030,406    10,145,801     2,146,190     5,126,272
                                   ============  ============  ============  ============  ============  ============  ============

Unit value of accumulation units   $      14.02  $      23.22  $      17.61  $      21.43  $      25.56  $      10.86  $      17.56
                                   ============  ============  ============  ============  ============  ============  ============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2000
                                   (Continued)


                                                         Telecom       Worldwide
                                      Technology         Utility     High Income
                                       Portfolio       Portfolio       Portfolio           TOTAL
                                  --------------  --------------  --------------  --------------
Assets:
     Investments in
         Anchor Series Trust,
         at market value          $            0  $            0  $            0  $1,214,551,015
     Investments in
        SunAmerica Series Trust,
        at market value               12,170,315      23,169,566      51,224,058   5,140,767,372

Liabilities                                    0               0               0               0
                                  --------------  --------------  --------------  --------------

Net Assets                        $   12,170,315  $   23,169,566  $   51,224,058  $6,355,318,387
                                  ==============  ==============  ==============  ==============


Accumulation units outstanding         1,818,833       1,711,385       3,413,896
                                  ==============  ==============  ==============

Unit value of accumulation units  $         6.69  $        13.54  $        15.00
                                  ==============  ==============  ==============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2000

                                                                        Market Value              Market
Variable Accounts                                            Shares        Per Share               Value                  Cost
------------------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
    Capital Appreciation Portfolio                       16,101,096         $ 47.44        $ 763,773,394         $ 728,796,292
    Government and Quality Bond Portfolio                11,107,185           14.45          160,491,750           156,299,872
    Growth Portfolio                                      7,598,190           34.42          261,509,877           235,293,406
    Natural Resources Portfolio                           1,495,651           19.24           28,775,994            24,410,856
                                                                                         ---------------        --------------
                                                                                           1,214,551,015         1,144,800,426
                                                                                         ---------------        --------------
SUNAMERICA SERIES TRUST:
    Aggressive Growth Porfolio                            8,575,760           18.14          155,557,876           154,436,880
    Alliance Growth Portfolio                            33,536,189           26.52          889,377,818           835,761,470
    Asset Allocation Portfolio                           23,637,232           14.21          335,850,632           312,045,007
    Blue Chip Growth Portfolio                              325,854            8.70            2,833,308             3,281,805
    Cash Management Portfolio                            14,810,647           11.09          164,184,094           163,874,524
    Corporate Bond Portfolio                              5,260,612           10.90           57,339,399            57,940,683
    Davis Venture Value Portfolio                        39,920,092           28.90        1,153,555,770           724,432,322
    "Dogs" of Wall Street Portfolio                         996,932            8.86            8,836,786             9,213,344
    Emerging Markets Portfolio                            2,056,955            6.85           14,090,624            19,504,896
    Federated Value Portfolio                             3,429,922           16.16           55,430,376            51,149,673
    Global Bond Portfolio                                 5,772,077           11.08           63,960,597            62,289,174
    Global Equities Portfolio                            17,983,306           16.52          297,064,068           276,371,168
    Goldman Sachs Research Portfolio                        885,227            9.76            8,643,347             9,362,373
    Growth-Income Portfolio                              25,714,396           28.22          725,768,267           491,268,805
    Growth Opportunities Portfolio                          828,283            8.83            7,317,819             8,490,816
    High-Yield Bond Portfolio                            13,059,578            8.48          110,734,149           137,892,965
    International Diversified Equities Portfolio         17,718,191           10.87          192,650,120           208,802,923
    International Growth & Income Portfolio               5,234,119           12.78           66,913,802            64,853,027
    MFS Growth & Income Portfolio                        13,843,550           13.84          191,541,546           174,381,749
    MFS Mid-Cap Growth Portfolio                          4,121,862           17.50           72,133,604            73,054,713
    MFS Total Return Portfolio                            6,636,493           16.25          107,816,475            90,005,003
    Putnam Growth Portfolio                              12,307,415           21.07          259,283,886           207,347,936
    Real Estate Portfolio                                 2,215,381           10.52           23,299,376            22,132,911
    SunAmerica Balanced Portfolio                         5,147,403           17.49           90,019,694            77,201,990
    Technology Portfolio                                  1,806,423            6.74           12,170,315            17,889,680
    Telecom Utility Portfolio                             1,849,257           12.53           23,169,566            24,282,961
    Worldwide High Income Portfolio                       5,590,587            9.16           51,224,058            63,816,494
                                                                                         ---------------       ---------------
                                                                                           5,140,767,372         4,341,085,292
                                                                                         ---------------       ---------------
                                                                                         $ 6,355,318,387       $ 5,485,885,718
                                                                                         ===============       ===============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000


                                                                                 Government
                                                                   Capital              and                           Natural
                                                              Appreciation     Quality Bond           Growth        Resources
                                                                 Portfolio        Portfolio        Portfolio        Portfolio
                                                             ----------------------------------------------------------------
Investment income:
        Dividends and capital gains distributions            $  96,605,755    $   7,276,230    $  30,611,441    $     220,610
                                                             ----------------------------------------------------------------
            Total investment income                             96,605,755        7,276,230       30,611,441          220,610
                                                             ----------------------------------------------------------------

Expenses:
        Mortality risk charge                                   (8,415,516)      (1,380,846)      (2,633,415)        (252,903)
        Guarantee death benefit risk charge                     (1,122,069)        (184,113)        (351,122)         (33,720)
        Expense risk charge                                     (3,272,701)        (536,996)      (1,024,106)         (98,351)
        Distribution expense charge                             (1,402,586)        (230,140)        (438,902)         (42,151)
                                                             ----------------------------------------------------------------
            Total expenses                                     (14,212,872)      (2,332,095)      (4,447,545)        (427,125)
                                                             ----------------------------------------------------------------

Net investment income (loss)                                    82,392,883        4,944,135       26,163,896         (206,515)
                                                             ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                              599,812,471       88,156,968      110,397,028       20,921,098
        Cost of shares sold                                   (428,560,155)     (88,865,522)     (85,151,622)     (19,431,733)
                                                             ----------------------------------------------------------------

Net realized gains (losses) from
    securities transactions                                    171,252,316         (708,554)      25,245,406        1,489,365
                                                             -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                    367,191,193       (5,946,077)      86,254,674        1,545,060
        End of period                                           34,977,102        4,191,878       26,216,471        4,365,138
                                                             ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                             (332,214,091)      10,137,955      (60,038,203)       2,820,078
                                                             ----------------------------------------------------------------

Increase (decrease) in net assets from operations            $ (78,568,892)   $  14,373,536    $  (8,628,901)   $   4,102,928
                                                             ================================================================


                                                                Aggressive         Alliance            Asset
                                                                    Growth           Growth       Allocation
                                                                 Portfolio        Portfolio        Portfolio
                                                             -----------------------------------------------
Investment income:
        Dividends and capital gains distributions            $  16,896,817    $ 145,575,541    $  17,271,119
                                                             -----------------------------------------------
            Total investment income                             16,896,817      145,575,541       17,271,119
                                                             -----------------------------------------------

Expenses:
        Mortality risk charge                                   (1,856,693)     (10,363,231)      (3,357,227)
        Guarantee death benefit risk charge                       (247,559)      (1,381,764)        (447,630)
        Expense risk charge                                       (722,047)      (4,030,145)      (1,305,588)
        Distribution expense charge                               (309,450)      (1,727,205)        (559,539)
                                                             -----------------------------------------------
            Total expenses                                      (3,135,749)     (17,502,345)      (5,669,984)
                                                             -----------------------------------------------

Net investment income (loss)                                    13,761,068      128,073,196       11,601,135
                                                             -----------------------------------------------

Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                               99,269,587      272,334,157       76,601,368
        Cost of shares sold                                    (75,163,419)    (182,210,642)     (67,444,011)
                                                             -----------------------------------------------

Net realized gains (losses) from
    securities transactions                                     24,106,168       90,123,515        9,157,357
                                                             -----------------------------------------------

Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                     79,039,752      509,976,061       51,067,302
        End of period                                            1,120,996       53,616,348       23,805,625
                                                             -----------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                              (77,918,756)    (456,359,713)     (27,261,677)
                                                             -------------    -------------    -------------

Increase (decrease) in net assets from operations            $ (40,051,520)   $(238,163,002)   $  (6,503,185)
                                                             ===============================================


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000


                                     Blue Chip          Cash    Corporate  Davis Venture     "Dogs" of      Emerging     Federated
                                        Growth    Management         Bond          Value   Wall Street       Markets         Value
                                     Portfolio     Portfolio    Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                    -----------------------------------------------------------------------------------------------
Investment income:
     Dividends and capital
        gains distributions            $ 9,065   $ 6,328,331   $ 3,881,433  $ 16,128,392     $ 270,133     $ 426,140   $ 2,735,401
                                    -----------------------------------------------------------------------------------------------
         Total investment income         9,065     6,328,331     3,881,433    16,128,392       270,133       426,140     2,735,401
                                    -----------------------------------------------------------------------------------------------

Expenses:
     Mortality risk charge              (8,147)   (1,593,086)     (546,384)  (10,538,223)      (77,976)     (218,644)     (550,980)
     Guarantee death
        benefit risk charge             (1,086)     (212,412)      (72,851)   (1,405,096)      (10,397)      (29,153)      (73,464)
     Expense risk charge                (3,168)     (619,534)     (212,483)   (4,098,198)      (30,324)      (85,028)     (214,270)
     Distribution expense charge        (1,358)     (265,514)      (91,064)   (1,756,370)      (12,996)      (36,440)      (91,830)
                                    -----------------------------------------------------------------------------------------------
         Total expenses                (13,759)   (2,690,546)     (922,782)  (17,797,887)     (131,693)     (369,265)     (930,544)
                                    -----------------------------------------------------------------------------------------------

Net investment income (loss)            (4,694)    3,637,785     2,958,651    (1,669,495)      138,440        56,875     1,804,857
                                    -----------------------------------------------------------------------------------------------

Net realized gains (losses)
  from securities transactions:
     Proceeds from shares sold       3,392,310   987,710,657    16,857,041   190,323,604     6,165,032    23,769,991    36,424,667
     Cost of shares sold            (3,501,700) (982,446,297)  (16,659,837) (119,665,182)   (7,154,127)  (23,331,627)  (33,330,012)
                                    -----------------------------------------------------------------------------------------------

Net realized gains (losses) from
    securities transactions           (109,390)    5,264,360       197,204    70,658,422      (989,095)      438,364     3,094,655
                                    -----------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                     0     1,621,032       581,634   411,518,053      (932,284)    5,781,491     9,346,792
     End of period                    (448,497)      309,570      (601,284)  429,123,448      (376,558)   (5,414,272)    4,280,703
                                    -----------------------------------------------------------------------------------------------

Change in net unrealized
  appreciation
    (depreciation) of investments     (448,497)   (1,311,462)   (1,182,918)   17,605,395       555,726   (11,195,763)   (5,066,089)
                                    -----------------------------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations            $ (562,581)  $ 7,590,683   $ 1,972,937  $ 86,594,322    $ (294,929)$ (10,700,524)   $ (166,577)
                                    ===============================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000
                                   (Continued)

                                                                    Global           Global    Goldman Sachs          Growth-
                                                                      Bond         Equities         Research           Income
                                                                 Portfolio        Portfolio        Portfolio        Portfolio
                                                             ----------------------------------------------------------------
Investment income:
        Dividends and capital gains distributions            $   3,874,185    $  27,372,770    $      33,161    $  43,127,013
                                                             ----------------------------------------------------------------
            Total investment income                              3,874,185       27,372,770           33,161       43,127,013
                                                             ----------------------------------------------------------------

Expenses:
        Mortality risk charge                                     (584,270)      (3,399,355)         (21,768)      (7,524,819)
        Guarantee death benefit risk charge                        (77,903)        (453,247)          (2,902)      (1,003,309)
        Expense risk charge                                       (227,216)      (1,321,971)          (8,465)      (2,926,318)
        Distribution expense charge                                (97,378)        (566,560)          (3,628)      (1,254,137)
                                                             ----------------------------------------------------------------
            Total expenses                                        (986,767)      (5,741,133)         (36,763)     (12,708,583)
                                                             ----------------------------------------------------------------

Net investment income (loss)                                     2,887,418       21,631,637           (3,602)      30,418,430
                                                             ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                               17,815,820       78,197,255          704,781      140,785,023
        Cost of shares sold                                    (17,487,382)     (56,381,700)        (737,368)     (80,121,506)
                                                             ----------------------------------------------------------------

Net realized gains (losses) from
    securities transactions                                        328,438       21,815,555          (32,587)      60,663,517
                                                             ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                        256,337      133,572,510                0      404,713,925
        End of period                                            1,671,423       20,692,900         (719,026)     234,499,462
                                                             ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                1,415,086     (112,879,610)        (719,026)    (170,214,463)
                                                             ----------------------------------------------------------------

Increase (decrease) in net assets from operations            $   4,630,942    $ (69,432,418)   $    (755,215)   $ (79,132,516)
                                                             =================================================================

                                                                                               International
                                                                    Growth       High-Yield      Diversified
                                                             Opportunities             Bond         Equities
                                                                 Portfolio        Portfolio        Portfolio
                                                             -----------------------------------------------
Investment income:
        Dividends and capital gains distributions            $      31,859    $  13,262,398    $  33,899,213
                                                             -----------------------------------------------
            Total investment income                                 31,859       13,262,398       33,899,213
                                                             -----------------------------------------------

Expenses:
        Mortality risk charge                                      (19,770)      (1,194,842)      (2,033,333)
        Guarantee death benefit risk charge                         (2,636)        (159,312)        (271,111)
        Expense risk charge                                         (7,688)        (464,661)        (790,740)
        Distribution expense charge                                 (3,295)        (199,140)        (338,889)
                                                             -----------------------------------------------
            Total expenses                                         (33,389)      (2,017,955)      (3,434,073)
                                                             -----------------------------------------------

Net investment income (loss)                                        (1,530)      11,244,443       30,465,140
                                                             -----------------------------------------------

Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                                1,866,257       63,796,528       76,865,366
        Cost of shares sold                                     (1,997,380)     (68,892,312)     (67,431,776)
                                                             -----------------------------------------------

Net realized gains (losses) from
    securities transactions                                       (131,123)      (5,095,784)       9,433,590
                                                             -----------------------------------------------

Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                              0       (7,836,922)      73,981,076
        End of period                                           (1,172,997)     (27,158,816)     (16,152,803)
                                                             -----------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                               (1,172,997)     (19,321,894)     (90,133,879)
                                                             -----------------------------------------------

Increase (decrease) in net assets from operations            $  (1,305,650)   $ (13,173,235)   $ (50,235,149)
                                                             ===============================================


                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000
                                   (Continued)


                                                             International       MFS Growth      MFS Mid-Cap              MFS
                                                           Growth & Income         & Income           Growth     Total Return
                                                                 Portfolio        Portfolio        Portfolio        Portfolio
                                                           ------------------------------------------------------------------
Investment income:
        Dividends and capital gains distributions            $   1,294,899    $   1,089,673    $   1,195,546    $   2,918,092
                                                           ------------------------------------------------------------------
            Total investment income                              1,294,899        1,089,673        1,195,546        2,918,092
                                                           ------------------------------------------------------------------

Expenses:
        Mortality risk charge                                     (592,108)      (1,884,749)        (469,058)        (902,646)
        Guarantee death benefit risk charge                        (78,948)        (251,300)         (62,541)        (120,353)
        Expense risk charge                                       (230,264)        (732,958)        (182,411)        (351,029)
        Distribution expense charge                                (98,685)        (314,125)         (78,176)        (150,440)
                                                           ------------------------------------------------------------------
            Total expenses                                      (1,000,005)      (3,183,132)        (792,186)      (1,524,468)
                                                           ------------------------------------------------------------------

Net investment income (loss)                                       294,894       (2,093,459)         403,360        1,393,624
                                                           ------------------------------------------------------------------

Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                               32,201,027       48,773,518       16,009,312       37,956,922
        Cost of shares sold                                    (31,064,234)     (43,909,895)     (14,560,827)     (34,499,758)
                                                           ------------------------------------------------------------------

Net realized gains (losses) from
    securities transactions                                      1,136,793        4,863,623        1,448,485        3,457,164
                                                           ------------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                      3,729,182       24,196,060        3,421,035        8,620,633
        End of period                                            2,060,775       17,159,797         (921,109)      17,811,472
                                                           ------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                               (1,668,407)      (7,036,263)      (4,342,144)       9,190,839
                                                           ------------------------------------------------------------------

Increase (decrease) in net assets from operations            $    (236,720)   $  (4,266,099)   $  (2,490,299)   $  14,041,627
                                                             ================================================================



                                                                  Putnam             Real       SunAmerica
                                                                  Growth           Estate         Balanced
                                                               Portfolio        Portfolio        Portfolio
                                                           -----------------------------------------------
Investment income:
        Dividends and capital gains distributions          $  26,032,886    $     771,655    $   1,645,993
                                                           -----------------------------------------------
            Total investment income                           26,032,886          771,655        1,645,993
                                                           -----------------------------------------------

Expenses:
        Mortality risk charge                                 (2,911,099)        (180,243)        (913,173)
        Guarantee death benefit risk charge                     (388,146)         (24,032)        (121,756)
        Expense risk charge                                   (1,132,094)         (70,095)        (355,123)
        Distribution expense charge                             (485,183)         (30,041)        (152,196)
                                                           -----------------------------------------------
            Total expenses                                    (4,916,522)        (304,411)      (1,542,248)
                                                           -----------------------------------------------

Net investment income (loss)                                  21,116,364          467,244          103,745
                                                           -----------------------------------------------

Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                             56,658,580       19,670,349       18,748,894
        Cost of shares sold                                  (35,088,614)     (20,857,648)     (14,319,393)
                                                           -----------------------------------------------

Net realized gains (losses) from
    securities transactions                                   21,569,966       (1,187,299)       4,429,501
                                                           -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                  159,578,591       (3,637,098)      28,470,222
        End of period                                         51,935,950        1,166,465       12,817,704
                                                           -----------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                           (107,642,641)       4,803,563      (15,652,518)
                                                           -----------------------------------------------

Increase (decrease) in net assets from operations          $ (64,956,311)   $   4,083,508    $ (11,119,272)
                                                           ===============================================


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000
                                   (Continued)


                                                                                      Telecom         Worldwide
                                                                 Technology           Utility       High Income
                                                                  Portfolio         Portfolio         Portfolio             TOTAL
                                                            ---------------------------------------------------------------------
Investment income:
        Dividends and capital gains distributions           $             0   $     1,088,930   $     6,171,846   $   508,046,527
                                                            ---------------------------------------------------------------------
            Total investment income                                       0         1,088,930         6,171,846       508,046,527
                                                            ---------------------------------------------------------------------

Expenses:
        Mortality risk charge                                       (37,194)         (245,834)         (527,409)      (65,234,941)
        Guarantee death benefit risk charge                          (4,959)          (32,778)          (70,321)       (8,697,990)
        Expense risk charge                                         (14,464)          (95,602)         (205,103)      (25,369,141)
        Distribution expense charge                                  (6,200)          (40,972)          (87,902)      (10,872,492)
                                                            ---------------------------------------------------------------------
            Total expenses                                          (62,817)         (415,186)         (890,735)     (110,174,564)
                                                            ---------------------------------------------------------------------

Net investment income (loss)                                        (62,817)          673,744         5,281,111       397,871,963
                                                            ---------------------------------------------------------------------

Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                                 1,032,152         7,685,120        16,998,892     3,167,901,775
        Cost of shares sold                                      (1,317,000)       (7,148,172)      (18,935,388)   (2,647,666,239)
                                                            ---------------------------------------------------------------------

Net realized gains (losses) from
    securities transactions                                        (284,848)          536,948        (1,936,496)      520,235,536
                                                            ---------------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                               0         2,833,180        (6,955,820)    2,341,987,594
        End of period                                            (5,719,365)       (1,113,395)      (12,592,436)      869,432,669
                                                            ---------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                (5,719,365)       (3,946,575)       (5,636,616)   (1,472,554,925)
                                                            ---------------------------------------------------------------------

Increase (decrease) in net assets from operations           $    (6,067,030)  $    (2,735,883)  $    (2,292,001)  $  (554,447,426)
                                                            =====================================================================


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000


                                                                   Government
                                                      Capital             and                        Natural     Aggressive
                                                 Appreciation    Quality Bond         Growth       Resources         Growth
                                                    Portfolio       Portfolio      Portfolio       Portfolio      Portfolio
                                               ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                 $ 82,392,883     $ 4,944,135   $ 26,163,896      $ (206,515)  $ 13,761,068
    Net realized gains (losses) from
        securities transactions                   171,252,316        (708,554)    25,245,406       1,489,365     24,106,168
    Change in net unrealized appreciation
        (depreciation) of investments            (332,214,091)     10,137,955    (60,038,203)      2,820,078    (77,918,756)
                                               ------------------------------------------------------------------------------

        Increase (decrease) in net assets
           from operations                        (78,568,892)     14,373,536     (8,628,901)      4,102,928    (40,051,520)
                                               ------------------------------------------------------------------------------

From capital transactions:
    Net proceeds from units sold                    8,497,566       1,133,659      2,865,969         239,072      2,677,952
    Cost of units redeemed                        (98,522,458)    (17,938,111)   (30,625,100)     (3,109,457)   (23,564,679)
    Net transfers                                  (7,223,252)       (558,517)     8,357,493        (186,864)    34,812,480
                                               ------------------------------------------------------------------------------

        Increase (decrease) in net assets
            from capital transactions             (97,248,144)    (17,362,969)   (19,401,638)     (3,057,249)    13,925,753
                                               ------------------------------------------------------------------------------

Increase (decrease) in net assets                (175,817,036)     (2,989,433)   (28,030,539)      1,045,679    (26,125,767)
Net assets at beginning of period                 939,590,430     163,481,183    289,540,416      27,730,315    181,683,643
                                               ------------------------------------------------------------------------------
Net assets at end of period                     $ 763,773,394   $ 160,491,750  $ 261,509,877    $ 28,775,994  $ 155,557,876
                                               ==============================================================================

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                        197,338          83,506         83,394          18,733        124,697
    Units redeemed                                 (2,181,272)     (1,305,107)      (908,346)       (239,240)      (931,872)
    Units transferred                                (363,530)        (65,929)       173,915         (40,954)       999,991
                                               ------------------------------------------------------------------------------

Increase (decrease) in units outstanding           (2,347,464)     (1,287,530)      (651,037)       (261,461)       192,816
Beginning units                                    21,764,629      12,309,470      8,878,474       2,218,703      7,476,506
                                               ------------------------------------------------------------------------------

Ending units                                       19,417,165      11,021,940      8,227,437       1,957,242      7,669,322
                                               ==============================================================================



                                                                Alliance          Asset
                                                                  Growth     Allocation
                                                               Portfolio      Portfolio
                                                        -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                           $ 128,073,196   $ 11,601,135
    Net realized gains (losses) from
        securities transactions                               90,123,515      9,157,357
    Change in net unrealized appreciation
        (depreciation) of investments                       (456,359,713)   (27,261,677)
                                                         -------------------------------

        Increase (decrease) in net assets
          from operations                                   (238,163,002)    (6,503,185)
                                                         ------------------------------

From capital transactions:
    Net proceeds from units sold                              13,976,069      2,737,531
    Cost of units redeemed                                  (122,810,399)   (38,575,845)
    Net transfers                                            (17,343,648)   (33,249,029)
                                                         ------------------------------

        Increase (decrease) in net assets
            from capital transactions                       (126,177,978)   (69,087,343)
                                                          -----------------------------

Increase (decrease) in net assets                           (364,340,980)   (75,590,528)
Net assets at beginning of period                          1,253,718,798    411,441,160
                                                         ------------------------------
Net assets at end of period                                $ 889,377,818  $ 335,850,632
                                                         ==============================

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                   276,131        137,366
    Units redeemed                                            (2,591,269)    (1,949,232)
    Units transferred                                           (409,398)    (1,686,908)
                                                         ------------------------------

Increase (decrease) in units outstanding                      (2,724,536)    (3,498,774)
Beginning units                                               25,819,661     20,767,631
                                                         ------------------------------

Ending units                                                  23,095,125     17,268,857
                                                         ==============================



                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000
                                   (Continued)

                                                                  Blue Chip              Cash         Corporate     Davis Venture
                                                                     Growth        Management              Bond             Value
                                                                  Portfolio         Portfolio         Portfolio         Portfolio
                                                            ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                        $        (4,694)  $     3,637,785   $     2,958,651   $    (1,669,495)
        Net realized gains (losses) from
            securities transactions                                (109,390)        5,264,360           197,204        70,658,422
        Change in net unrealized appreciation
            (depreciation) of investments                          (448,497)       (1,311,462)       (1,182,918)       17,605,395
                                                            ---------------------------------------------------------------------

            Increase (decrease) in net assets from
                operations                                         (562,581)        7,590,683         1,972,937        86,594,322
                                                            ---------------------------------------------------------------------

From capital transactions:
        Net proceeds from units sold                                 17,938         4,470,053           578,597        11,945,464
        Cost of units redeemed                                      (94,211)      (86,875,681)       (7,318,146)     (104,025,095)
        Net transfers                                             3,472,162        35,690,073        (4,591,528)       (7,108,781)
                                                            ---------------------------------------------------------------------

            Increase (decrease) in net assets
                from capital transactions                         3,395,889       (46,715,555)      (11,331,077)      (99,188,412)
                                                            ---------------------------------------------------------------------

Increase (decrease) in net assets                                 2,833,308       (39,124,872)       (9,358,140)      (12,594,090)
Net assets at beginning of period                                         0       203,308,966        66,697,539     1,166,149,860
                                                            ---------------------------------------------------------------------
Net assets at end of period                                 $     2,833,308   $   164,184,094   $    57,339,399   $ 1,153,555,770
                                                            =====================================================================

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
        Units sold                                                    1,972           359,395            45,101           407,401
        Units redeemed                                               (9,891)       (6,980,884)         (568,469)       (3,540,246)
        Units transferred                                           338,725         2,860,902          (358,089)         (307,957)
                                                            ---------------------------------------------------------------------

Increase (decrease) in units outstanding                            330,806        (3,760,587)         (881,457)       (3,440,802)
Beginning units                                                           0        16,598,506         5,225,508        41,825,421
                                                            ---------------------------------------------------------------------

Ending units                                                        330,806        12,837,919         4,344,051        38,384,619
                                                            =====================================================================
                                                                  "Dogs" of          Emerging         Federated
                                                                Wall Street           Markets             Value
                                                                  Portfolio         Portfolio         Portfolio
                                                            ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                        $       138,440   $        56,875   $     1,804,857
        Net realized gains (losses) from
            securities transactions                                (989,095)          438,364         3,094,655
        Change in net unrealized appreciation
            (depreciation) of investments                           555,726       (11,195,763)       (5,066,089)
                                                            ---------------------------------------------------

            Increase (decrease) in net assets from
                operations                                         (294,929)      (10,700,524)         (166,577)
                                                            ---------------------------------------------------

From capital transactions:
        Net proceeds from units sold                                130,156           369,139           634,452
        Cost of units redeemed                                     (953,979)       (2,831,942)       (6,365,406)
        Net transfers                                            (2,352,068)        2,028,437        (6,235,942)
                                                            ---------------------------------------------------

            Increase (decrease) in net assets
                from capital transactions                        (3,175,891)         (434,366)      (11,966,896)
                                                            ---------------------------------------------------

Increase (decrease) in net assets                                (3,470,820)      (11,134,890)      (12,133,473)
Net assets at beginning of period                                12,307,606        25,225,514        67,563,849
                                                            ---------------------------------------------------
Net assets at end of period                                 $     8,836,786   $    14,090,624   $    55,430,376
                                                            ===================================================

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
        Units sold                                                   15,628            38,675            38,790
        Units redeemed                                             (114,745)         (304,109)         (387,592)
        Units transferred                                          (301,217)           10,285          (397,132)
                                                            ---------------------------------------------------

Increase (decrease) in units outstanding                           (400,334)         (255,149)         (745,934)
Beginning units                                                   1,368,990         2,341,461         4,001,010
                                                            ---------------------------------------------------

Ending units                                                        968,656         2,086,312         3,255,076
                                                            ===================================================


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000
                                   (Continued)


                                                                      Global          Global   Goldman Sachs         Growth-
                                                                        Bond        Equities        Research          Income
                                                                   Portfolio       Portfolio       Portfolio       Portfolio
                                                               -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                           $   2,887,418   $  21,631,637   $      (3,602)  $  30,418,430
        Net realized gains (losses) from
            securities transactions                                  328,438      21,815,555         (32,587)     60,663,517
        Change in net unrealized appreciation
            (depreciation) of investments                          1,415,086    (112,879,610)       (719,026)   (170,214,463)
                                                               -------------------------------------------------------------

            Increase (decrease) in net assets from operations      4,630,942     (69,432,418)       (755,215)    (79,132,516)
                                                               -------------------------------------------------------------

From capital transactions:
        Net proceeds from units sold                                 463,788       3,922,515          94,046       7,378,168
        Cost of units redeemed                                    (6,685,874)    (44,927,500)       (443,643)    (84,443,824)
        Net transfers                                             (4,498,112)       (792,130)      9,748,159      16,254,064
                                                               -------------------------------------------------------------
            Increase (decrease) in net assets
                from capital transactions                        (10,720,198)    (41,797,115)      9,398,562     (60,811,592)
                                                               -------------------------------------------------------------
Increase (decrease) in net assets                                 (6,089,256)   (111,229,533)      8,643,347    (139,944,108)
Net assets at beginning of period                                 70,049,853     408,293,601               0     865,712,375
                                                               -------------------------------------------------------------
Net assets at end of period                                    $  63,960,597   $ 297,064,068   $   8,643,347   $ 725,768,267
                                                               =============================================================

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
        Units sold                                                    32,123         152,942           9,403         205,466
        Units redeemed                                              (461,335)     (1,741,403)        (44,837)     (2,370,695)
        Units transferred                                           (323,642)        (58,277)        923,316         444,298
                                                               -------------------------------------------------------------

Increase (decrease) in units outstanding                            (752,854)     (1,646,738)        887,882      (1,720,931)
Beginning units                                                    4,972,504      15,364,906               0      24,109,131
                                                               -------------   -------------   -------------   -------------

Ending units                                                       4,219,650      13,718,168         887,882      22,388,200
                                                               =============================================================

                                                                                                International
                                                                      Growth      High-Yield     Diversified
                                                               Opportunities            Bond        Equities
                                                                   Portfolio       Portfolio       Portfolio
                                                               ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                           $      (1,530)  $  11,244,443   $  30,465,140
        Net realized gains (losses) from
            securities transactions                                 (131,123)     (5,095,784)      9,433,590
        Change in net unrealized appreciation
            (depreciation) of investments                         (1,172,997)    (19,321,894)    (90,133,879)
                                                               ---------------------------------------------

            Increase (decrease) in net assets from operations     (1,305,650)    (13,173,235)    (50,235,149)
                                                               ---------------------------------------------

From capital transactions:
        Net proceeds from units sold                                  81,380       1,224,413       2,303,091
        Cost of units redeemed                                      (283,043)    (16,551,808)    (20,108,993)
        Net transfers                                              8,825,132     (13,176,398)     (8,489,003)
                                                               ---------------------------------------------

            Increase (decrease) in net assets
                from capital transactions                          8,623,469     (28,503,793)    (26,294,905)
                                                               ---------------------------------------------

Increase (decrease) in net assets                                  7,317,819     (41,677,028)    (76,530,054)
Net assets at beginning of period                                          0     152,411,177     269,180,174
                                                               ---------------------------------------------
Net assets at end of period                                    $   7,317,819   $ 110,734,149   $ 192,650,120
                                                               =============================================

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
        Units sold                                                     9,051          83,322         151,465
        Units redeemed                                               (28,678)     (1,134,189)     (1,336,639)
        Units transferred                                            848,379        (856,918)       (576,805)
                                                               ---------------------------------------------

Increase (decrease) in units outstanding                             828,752      (1,907,785)     (1,761,979)
Beginning units                                                            0      10,247,398      15,905,912
                                                               ---------------------------------------------

Ending units                                                         828,752       8,339,613      14,143,933
                                                               =============================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000
                                   (Continued)

                                                               International
                                                                    Growth &      MFS Growth     MFS Mid-Cap       MFS Total
                                                                      Income        & Income          Growth          Return
                                                                   Portfolio       Portfolio       Portfolio       Portfolio
                                                               -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                           $     294,894   $  (2,093,459)  $     403,360   $   1,393,624
        Net realized gains (losses) from
            securities transactions                                1,136,793       4,863,623       1,448,485       3,457,164
        Change in net unrealized appreciation
            (depreciation) of investments                         (1,668,407)     (7,036,263)     (4,342,144)      9,190,839
                                                               -------------------------------------------------------------

            Increase (decrease) in net assets from operations       (236,720)     (4,266,099)     (2,490,299)     14,041,627
                                                               -------------------------------------------------------------

From capital transactions:
        Net proceeds from units sold                                 724,278       1,876,592       1,782,223       1,153,160
        Cost of units redeemed                                    (7,148,020)    (24,303,576)     (6,341,674)    (11,517,463)
        Net transfers                                             12,776,266      (8,976,319)     61,753,890      (2,065,644)
                                                               -------------------------------------------------------------

            Increase (decrease) in net assets
                from capital transactions                          6,352,524     (31,403,303)     57,194,439     (12,429,947)
                                                               -------------------------------------------------------------

Increase (decrease) in net assets                                  6,115,804     (35,669,402)     54,704,140       1,611,680
Net assets at beginning of period                                 60,797,998     227,210,948      17,429,464     106,204,795
                                                               -------------------------------------------------------------
Net assets at end of period                                    $  66,913,802   $ 191,541,546   $  72,133,604   $ 107,816,475
                                                               =============================================================

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
        Units sold                                                    70,655          79,785          99,188          60,218
        Units redeemed                                              (513,857)     (1,038,503)       (334,771)       (601,117)
        Units transferred                                            894,817        (392,927)      3,263,582        (137,878)
                                                               -------------------------------------------------------------

Increase (decrease) in units outstanding                             451,615      (1,351,645)      3,027,999        (678,777)
Beginning units                                                    4,319,856       9,598,954       1,068,886       5,709,183
                                                               -------------------------------------------------------------

Ending units                                                       4,771,471       8,247,309       4,096,885       5,030,406
                                                               =============================================================

                                                                      Putnam            Real      SunAmerica
                                                                      Growth          Estate        Balanced
                                                                   Portfolio       Portfolio       Portfolio
                                                               ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                           $  21,116,364   $     467,244   $     103,745
        Net realized gains (losses) from
            securities transactions                               21,569,966      (1,187,299)      4,429,501
        Change in net unrealized appreciation
            (depreciation) of investments                       (107,642,641)      4,803,563     (15,652,518)
                                                               ---------------------------------------------

            Increase (decrease) in net assets from operations    (64,956,311)      4,083,508     (11,119,272)
                                                               ---------------------------------------------

From capital transactions:
        Net proceeds from units sold                               3,074,547         106,366       1,487,503
        Cost of units redeemed                                   (35,289,544)     (1,703,323)     (9,904,454)
        Net transfers                                               (956,140)      3,578,002       3,917,459
                                                               ---------------------------------------------

            Increase (decrease) in net assets
                from capital transactions                        (33,171,137)      1,981,045      (4,499,492)
                                                               ---------------------------------------------

Increase (decrease) in net assets                                (98,127,448)      6,064,553     (15,618,764)
Net assets at beginning of period                                357,411,334      17,234,823     105,638,458
                                                               ---------------------------------------------
Net assets at end of period                                    $ 259,283,886   $  23,299,376   $  90,019,694
                                                               =============================================

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
        Units sold                                                   101,926          22,396          76,441
        Units redeemed                                            (1,181,619)       (174,074)       (515,281)
        Units transferred                                            (60,537)        363,442         200,527
                                                               ---------------------------------------------
Increase (decrease) in units outstanding                          (1,140,230)        211,764        (238,313)
Beginning units                                                   11,286,031       1,934,426       5,364,585
                                                               ---------------------------------------------
Ending units                                                      10,145,801       2,146,190       5,126,272
                                                               =============================================


                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000
                                   (Continued)


                                                                                      Telecom         Worldwide
                                                                 Technology           Utility       High Income
                                                                  Portfolio         Portfolio         Portfolio             TOTAL
                                                            ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                        $       (62,817)  $       673,744   $     5,281,111   $   397,871,963
        Net realized gains (losses) from
            securities transactions                                (284,848)          536,948        (1,936,496)      520,235,536
        Change in net unrealized appreciation
            (depreciation) of investments                        (5,719,365)       (3,946,575)       (5,636,616)   (1,472,554,925)
                                                            ---------------------------------------------------------------------

            Increase (decrease) in net assets
                from operations                                  (6,067,030)       (2,735,883)       (2,292,001)     (554,447,426)
                                                            ---------------------------------------------------------------------

From capital transactions:
        Net proceeds from units sold                                311,103           197,851           495,248        76,949,889
        Cost of units redeemed                                     (589,426)       (2,955,439)       (5,262,882)     (822,070,995)
        Net transfers                                            18,515,668        (1,916,412)       (6,234,197)       93,775,301
                                                            ---------------------------------------------------------------------

            Increase (decrease) in net assets
                from capital transactions                        18,237,345        (4,674,000)      (11,001,831)     (651,345,805)
                                                            ---------------------------------------------------------------------

Increase (decrease) in net assets                                12,170,315        (7,409,883)      (13,293,832)   (1,205,793,231)
Net assets at beginning of period                                         0        30,579,449        64,517,890     7,561,111,618
                                                            ---------------------------------------------------------------------
Net assets at end of period                                 $    12,170,315   $    23,169,566   $    51,224,058   $ 6,355,318,387
                                                            =====================================================================

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
        Units sold                                                   33,750            13,543            31,490         3,061,291
        Units redeemed                                              (70,820)         (201,253)         (335,211)      (34,096,556)
        Units transferred                                         1,855,903          (125,204)         (392,972)        6,321,808
                                                            ---------------------------------------------------------------------

Increase (decrease) in units outstanding                          1,818,833          (312,914)         (696,693)      (24,713,457)
Beginning units                                                           0         2,024,299         4,110,589       286,612,630
                                                            ---------------------------------------------------------------------

Ending units                                                      1,818,833         1,711,385         3,413,896       261,899,173
                                                            =====================================================================


                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999


                                                                                 Government
                                                                  Capital               and                             Natural
                                                             Appreciation      Quality Bond            Growth         Resources
                                                                Portfolio         Portfolio         Portfolio         Portfolio
                                                          ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                      $    (1,118,005)  $      (215,485)  $      (360,256)  $       (34,062)
        Net realized gains (losses) from
            securities transactions                            10,992,729          (176,725)        2,061,528           (15,239)
        Change in net unrealized appreciation
            (depreciation) of investments                     137,885,745          (782,208)       23,836,964         2,501,098
                                                          ---------------------------------------------------------------------

            Increase (decrease) in net assets
                from operations                               147,760,469        (1,174,418)       25,538,236         2,451,797
                                                          ---------------------------------------------------------------------
From capital transactions:
        Net proceeds from units sold                              645,733            67,672           168,532            14,212
        Cost of units redeemed                                 (6,828,718)       (1,413,578)       (2,334,906)         (207,435)
        Net transfers                                           1,189,243        (2,696,989)          264,111          (545,569)
                                                          ---------------------------------------------------------------------

            Increase (decrease) in net assets
                from capital transactions                      (4,993,742)       (4,042,895)       (1,902,263)         (738,792)
                                                          ---------------------------------------------------------------------

Increase (decrease) in net assets                             142,766,727        (5,217,313)       23,635,973         1,713,005
Net assets at beginning of period                             796,823,703       168,698,496       265,904,443        26,017,310
                                                          ---------------------------------------------------------------------
Net assets at end of period                               $   939,590,430   $   163,481,183   $   289,540,416   $    27,730,315
                                                          =====================================================================

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
        Units sold                                                 16,470             5,091             5,496             1,203
        Units redeemed                                           (172,798)         (105,935)          (74,650)          (17,466)
        Units transferred                                          22,815          (202,258)            6,007           (48,108)
                                                          ---------------------------------------------------------------------

Increase (decrease) in units outstanding                         (133,513)         (303,102)          (63,147)          (64,371)
Beginning units                                                21,898,142        12,612,572         8,941,621         2,283,074
                                                          ---------------------------------------------------------------------

Ending units                                                   21,764,629        12,309,470         8,878,474         2,218,703
                                                          =====================================================================


                                                               Aggressive          Alliance             Asset
                                                                   Growth            Growth        Allocation
                                                                Portfolio         Portfolio         Portfolio
                                                          ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                      $      (212,631)  $    (1,549,237)  $      (525,747)
        Net realized gains (losses) from
            securities transactions                             1,567,738         7,403,565           826,104
        Change in net unrealized appreciation
            (depreciation) of investments                      37,971,648       104,310,128        14,598,130
                                                          ----------------------------------------------------

            Increase (decrease) in net assets
                from operations                                39,326,755       110,164,456        14,898,487
                                                          ----------------------------------------------------
From capital transactions:
        Net proceeds from units sold                              240,362         1,196,859           257,791
        Cost of units redeemed                                 (1,777,418)      (10,529,451)       (3,050,623)
        Net transfers                                           4,014,771        (5,948,124)       (3,256,189)
                                                          ----------------------------------------------------

            Increase (decrease) in net assets
                from capital transactions                       2,477,715       (15,280,716)       (6,049,021)
                                                          ----------------------------------------------------

Increase (decrease) in net assets                              41,804,470        94,883,740         8,849,466
Net assets at beginning of period                             139,879,173     1,158,835,058       402,591,694
                                                          ----------------------------------------------------
Net assets at end of period                               $   181,683,643   $ 1,253,718,798   $   411,441,160
                                                          ====================================================

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
        Units sold                                                 10,934            26,059            13,156
        Units redeemed                                            (82,429)         (228,779)         (157,011)
        Units transferred                                         193,512          (132,171)         (168,574)
                                                          ---------------------------------------------------

Increase (decrease) in units outstanding                          122,017          (334,891)         (312,429)
Beginning units                                                 7,354,489        26,154,552        21,080,060
                                                          ---------------------------------------------------

Ending units                                                    7,476,506        25,819,661        20,767,631
                                                          ===================================================


                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)


                                                                     Cash         Corporate     Davis Venture         "Dogs" of
                                                               Management              Bond             Value       Wall Street
                                                                Portfolio         Portfolio         Portfolio         Portfolio
                                                          ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                      $      (262,489)  $       (87,638)  $    (1,464,021)  $       (16,683)
        Net realized gains (losses) from
            securities transactions                               257,924            14,994         5,000,741          (115,724)
        Change in net unrealized appreciation
            (depreciation) of investments                         772,538           (75,822)       51,572,475           (78,655)
                                                          ---------------------------------------------------------------------

            Increase (decrease) in net assets
                from operations                                   767,973          (148,466)       55,109,195          (211,062)
                                                          ---------------------------------------------------------------------

From capital transactions:
        Net proceeds from units sold                              594,664            25,995           908,831             5,059
        Cost of units redeemed                                 (5,614,682)         (816,017)       (8,057,697)         (126,296)
        Net transfers                                          17,007,021          (663,131)       (2,199,714)       (1,133,030)
                                                          ---------------------------------------------------------------------

            Increase (decrease) in net assets
                from capital transactions                      11,987,003        (1,453,153)       (9,348,580)       (1,254,267)
                                                          ---------------------------------------------------------------------

Increase (decrease) in net assets                              12,754,976        (1,601,619)       45,760,615        (1,465,329)
Net assets at beginning of period                             190,553,990        68,299,158     1,120,389,245        13,772,935
                                                          ---------------------------------------------------------------------
Net assets at end of period                               $   203,308,966   $    66,697,539   $ 1,166,149,860   $    12,307,606
                                                          =====================================================================

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
        Units sold                                                 48,726             2,022            33,865               565
        Units redeemed                                           (459,121)          (63,859)         (298,552)          (14,061)
        Units transferred                                       1,392,823           (51,957)          (85,037)         (126,948)
                                                          ---------------------------------------------------------------------

Increase (decrease) in units outstanding                          982,428          (113,794)         (349,724)         (140,444)
Beginning units                                                15,616,078         5,339,302        42,175,145         1,509,434
                                                          ---------------------------------------------------------------------

Ending units                                                   16,598,506         5,225,508        41,825,421         1,368,990
                                                          =====================================================================

                                                                 Emerging         Federated            Global
                                                                  Markets             Value              Bond
                                                                Portfolio         Portfolio         Portfolio
                                                          ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                      $       (27,213)  $       (87,753)  $       (93,730)
        Net realized gains (losses) from
            securities transactions                                94,508           356,586            17,181
        Change in net unrealized appreciation
            (depreciation) of investments                       3,754,873         1,595,838           (51,324)
                                                          ---------------------------------------------------

            Increase (decrease) in net assets
                from operations                                 3,822,168         1,864,671          (127,873)
                                                          ---------------------------------------------------

From capital transactions:
        Net proceeds from units sold                               76,789            63,030            49,237
        Cost of units redeemed                                    (97,098)         (229,038)         (549,438)
        Net transfers                                           3,833,637        (2,557,641)       (2,706,290)
                                                          ---------------------------------------------------

            Increase (decrease) in net assets
                from capital transactions                       3,813,328        (2,723,649)       (3,206,491)
                                                          ---------------------------------------------------

Increase (decrease) in net assets                               7,635,496          (858,978)       (3,334,364)
Net assets at beginning of period                              17,590,018        68,422,827        73,384,217
                                                          ---------------------------------------------------
Net assets at end of period                               $    25,225,514   $    67,563,849   $    70,049,853
                                                          ====================================================

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
        Units sold                                                  8,054             3,829             3,492
        Units redeemed                                            (10,012)          (13,933)          (38,915)
        Units transferred                                         387,077          (153,485)         (191,804)
                                                          ---------------------------------------------------

Increase (decrease) in units outstanding                          385,119          (163,589)         (227,227)
Beginning units                                                 1,956,342         4,164,599         5,199,731
                                                          ---------------------------------------------------

Ending units                                                    2,341,461         4,001,010         4,972,504
                                                          ===================================================


                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)

                                                                                                               International
                                                                      Global         Growth-      High-Yield     Diversified
                                                                    Equities          Income            Bond        Equities
                                                                   Portfolio       Portfolio       Portfolio       Portfolio
                                                               -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                           $    (499,755)  $  (1,074,183)  $    (199,557)  $    (329,970)
        Net realized gains (losses) from
            securities transactions                                1,223,519       6,197,956        (359,754)        780,530
        Change in net unrealized appreciation
            (depreciation) of investments                         35,925,231      62,565,600       2,304,323      22,373,150
                                                               -------------------------------------------------------------

            Increase (decrease) in net assets from operations     36,648,995      67,689,373       1,745,012      22,823,710
                                                               -------------------------------------------------------------

From capital transactions:
        Net proceeds from units sold                                 188,004         625,321          49,932         175,621
        Cost of units redeemed                                    (2,909,963)     (5,924,212)     (2,238,184)     (1,778,151)
        Net transfers                                              6,108,025      (7,604,951)     (2,047,153)       (994,260)
                                                               -------------------------------------------------------------

            Increase (decrease) in net assets
                from capital transactions                          3,386,066     (12,903,842)     (4,235,405)     (2,596,790)
                                                               -------------------------------------------------------------

Increase (decrease) in net assets                                 40,035,061      54,785,531      (2,490,393)     20,226,920
Net assets at beginning of period                                368,258,540     810,926,844     154,901,570     248,953,254
                                                               -------------------------------------------------------------
Net assets at end of period                                    $ 408,293,601   $ 865,712,375   $ 152,411,177   $ 269,180,174
                                                               =============================================================

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
        Units sold                                                     7,445          18,277           3,367          10,712
        Units redeemed                                              (116,440)       (172,961)       (151,008)       (110,959)
        Units transferred                                            254,902        (227,610)       (137,405)        (65,218)
                                                               -------------------------------------------------------------

Increase (decrease) in units outstanding                             145,907        (382,294)       (285,046)       (165,465)
Beginning units                                                   15,218,999      24,491,425      10,532,444      16,071,377
                                                               -------------------------------------------------------------

Ending units                                                      15,364,906      24,109,131      10,247,398      15,905,912
                                                               =============================================================

                                                               International
                                                                    Growth &      MFS Growth     MFS Mid-Cap
                                                                      Income        & Income          Growth
                                                                   Portfolio       Portfolio       Portfolio
                                                               ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                           $   5,337,566   $    (286,813)  $     224,791
        Net realized gains (losses) from
            securities transactions                                  328,094         278,934         111,075
        Change in net unrealized appreciation
            (depreciation) of investments                         (2,763,161)     10,742,511       1,602,504
                                                               ---------------------------------------------

            Increase (decrease) in net assets from operations      2,902,499      10,734,632       1,938,370
                                                               ---------------------------------------------

From capital transactions:
        Net proceeds from units sold                                 125,189         188,337         147,606
        Cost of units redeemed                                      (492,542)     (1,826,934)        (63,808)
        Net transfers                                                537,368      (1,190,351)      3,029,286
                                                               ---------------------------------------------

            Increase (decrease) in net assets
                from capital transactions                            170,015      (2,828,948)      3,113,084
                                                               ---------------------------------------------

Increase (decrease) in net assets                                  3,072,514       7,905,684       5,051,454
Net assets at beginning of period                                 57,725,484     219,305,264      12,378,010
                                                               ---------------------------------------------
Net assets at end of period                                    $  60,797,998   $ 227,210,948   $  17,429,464
                                                               =============================================

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
        Units sold                                                     9,089           8,205           9,616
        Units redeemed                                               (35,519)        (79,644)         (4,207)
        Units transferred                                             38,751         (52,704)        193,716
                                                               ---------------------------------------------

Increase (decrease) in units outstanding                              12,321        (124,143)        199,125
Beginning units                                                    4,307,535       9,723,097         869,761
                                                               ---------------------------------------------

Ending units                                                       4,319,856       9,598,954       1,068,886
                                                               =============================================


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)

                                                                 MFS Total            Putnam              Real        SunAmerica
                                                                    Return            Growth            Estate          Balanced
                                                                 Portfolio         Portfolio         Portfolio         Portfolio
                                                           ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                       $      (135,744)  $      (439,011)  $       (23,448)  $      (131,583)
        Net realized gains (losses) from
            securities transactions                                 87,513         1,681,773          (574,356)          214,310
        Change in net unrealized appreciation
            (depreciation) of investments                          648,538        36,327,069         1,435,018         7,734,366
                                                           ---------------------------------------------------------------------

            Increase (decrease) in net assets
                from operations                                    600,307        37,569,831           837,214         7,817,093
                                                           ---------------------------------------------------------------------

From capital transactions:
        Net proceeds from units sold                                53,562           217,222            13,467            61,284
        Cost of units redeemed                                    (525,016)       (2,869,130)          (93,683)         (666,756)
        Net transfers                                              294,375          (815,972)       (1,881,013)          848,525
                                                           ---------------------------------------------------------------------

            Increase (decrease) in net assets
                from capital transactions                         (177,079)       (3,467,880)       (1,961,229)          243,053
                                                           ---------------------------------------------------------------------

Increase (decrease) in net assets                                  423,228        34,101,951        (1,124,015)        8,060,146
Net assets at beginning of period                              105,781,567       323,309,383        18,358,838        97,578,312
                                                           ---------------------------------------------------------------------
Net assets at end of period                                $   106,204,795   $   357,411,334   $    17,234,823   $   105,638,458
                                                           =====================================================================

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
        Units sold                                                   2,885             7,231             1,615             3,262
        Units redeemed                                             (28,434)          (95,903)          (11,015)          (35,312)
        Units transferred                                           15,662           (27,496)         (215,616)           44,291
                                                           ---------------------------------------------------------------------

Increase (decrease) in units outstanding                            (9,887)         (116,168)         (225,016)           12,241
Beginning units                                                  5,719,070        11,402,199         2,159,442         5,352,344
                                                           ---------------------------------------------------------------------

Ending units                                                     5,709,183        11,286,031         1,934,426         5,364,585
                                                           =====================================================================
                                                                   Telecom         Worldwide
                                                                   Utility       High Income
                                                                 Portfolio         Portfolio             TOTAL
                                                           ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                       $       (39,326)  $       (84,294)  $    (3,736,277)
        Net realized gains (losses) from
            securities transactions                                 62,339          (301,440)       38,016,403
        Change in net unrealized appreciation
            (depreciation) of investments                         (144,334)        2,352,546       558,914,789
                                                           ---------------------------------------------------

            Increase (decrease) in net assets
                from operations                                   (121,321)        1,966,812       593,194,915
                                                           ---------------------------------------------------

From capital transactions:
        Net proceeds from units sold                                14,220            84,021         6,258,552
        Cost of units redeemed                                    (216,605)         (473,027)      (61,710,406)
        Net transfers                                             (125,921)       (1,547,443)         (787,379)
                                                           ---------------------------------------------------

            Increase (decrease) in net assets
                from capital transactions                         (328,306)       (1,936,449)      (56,239,233)
                                                           ---------------------------------------------------

Increase (decrease) in net assets                                 (449,627)           30,363       536,955,682
Net assets at beginning of period                               31,029,076        64,487,527     7,024,155,936
                                                           ---------------------------------------------------
Net assets at end of period                                $    30,579,449   $    64,517,890   $ 7,561,111,618
                                                           ===================================================

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
        Units sold                                                   1,017             5,388           267,071
        Units redeemed                                             (14,462)          (30,539)       (2,623,924)
        Units transferred                                           (8,683)          (98,947)          555,535
                                                           ---------------------------------------------------

Increase (decrease) in units outstanding                           (22,128)         (124,098)       (1,801,318)
Beginning units                                                  2,046,427         4,234,687       288,413,948

Ending units                                                     2,024,299         4,110,589       286,612,630
                                                           ===================================================

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999

                                                                                 Government
                                                                 Capital                and                             Natural
                                                            Appreciation       Quality Bond            Growth         Resources
                                                               Portfolio          Portfolio         Portfolio         Portfolio
                                                          ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                      $    20,991,409   $     5,886,252   $    12,941,690   $       (59,099)
        Net realized gains (losses) from
            securities transactions                            93,775,583           238,632        24,024,075        (1,494,464)
        Change in net unrealized appreciation
            (depreciation) of investments                     164,934,508       (10,286,300)       12,474,344         6,424,821
                                                          ---------------------------------------------------------------------
            Increase (decrease) in net assets
                from operations                               279,701,500        (4,161,416)       49,440,109         4,871,258
                                                          ---------------------------------------------------------------------
From capital transactions:
        Net proceeds from units sold                           10,114,146         2,759,677         3,573,955           369,266
        Cost of units redeemed                                (49,855,703)      (17,887,222)      (18,274,614)       (2,127,032)
        Net transfers                                         (14,109,346)       (4,337,778)       (9,002,244)       (1,332,153)
                                                          ---------------------------------------------------------------------
            Increase (decrease) in net assets
                from capital transactions                     (53,850,903)      (19,465,323)      (23,702,903)       (3,089,919)
                                                          ---------------------------------------------------------------------

Increase (decrease) in net assets                             225,850,597       (23,626,739)       25,737,206         1,781,339
Net assets at beginning of period                             570,973,106       192,325,235       240,167,237   $    24,235,971
                                                          ---------------------------------------------------------------------
Net assets at end of period                               $   796,823,703   $   168,698,496   $   265,904,443        26,017,310
                                                          =====================================================================

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
        Units sold                                                346,059           203,073           129,800            35,101
        Units redeemed                                         (1,685,878)       (1,326,455)         (661,152)         (202,601)
        Units transferred                                        (830,596)         (340,865)         (365,165)         (154,700)
                                                          ---------------------------------------------------------------------

Increase (decrease) in units outstanding                       (2,170,415)       (1,464,247)         (896,517)         (322,200)
Beginning units                                                24,068,557        14,076,819         9,838,138         2,605,274
                                                          ---------------------------------------------------------------------
Ending units                                                   21,898,142        12,612,572         8,941,621         2,283,074
                                                          =====================================================================

                                                               Aggressive          Alliance             Asset
                                                                   Growth            Growth        Allocation
                                                                Portfolio         Portfolio         Portfolio
                                                          ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                      $     7,112,622   $    76,223,714   $    27,972,717
        Net realized gains (losses) from
            securities transactions                            10,149,320        79,312,435        12,704,279
        Change in net unrealized appreciation
            (depreciation) of investments                      30,230,203       140,026,059       (19,811,344)
                                                          ---------------   ---------------   ---------------

            Increase (decrease) in net assets
                from operations                                47,492,145       295,562,208        20,865,652
                                                          ---------------   ---------------   ---------------

From capital transactions:
        Net proceeds from units sold                            1,925,204        22,924,041         4,643,699
        Cost of units redeemed                                 (7,549,939)      (76,220,215)      (32,054,010)
        Net transfers                                          14,258,360        58,738,353       (65,372,494)
                                                          ---------------   ---------------   ---------------

            Increase (decrease) in net assets
                from capital transactions                       8,633,625         5,442,179       (92,782,805)
                                                          ---------------   ---------------   ---------------

Increase (decrease) in net assets                              56,125,770       301,004,387       (71,917,153)
Net assets at beginning of period                              83,753,403       857,830,671       474,508,847
                                                          ---------------   ---------------   ---------------
Net assets at end of period                               $   139,879,173   $ 1,158,835,058   $   402,591,694
                                                          ===============   ===============   ===============

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
        Units sold                                                125,450           571,999           248,586
        Units redeemed                                           (484,606)       (1,877,222)       (1,714,012)
        Units transferred                                         654,143         1,313,499        (3,498,510)
                                                          ---------------   ---------------   ---------------

Increase (decrease) in units outstanding                          294,987             8,276        (4,963,936)
Beginning units                                                 7,059,502        26,146,276        26,043,996
                                                          ---------------   ---------------   ---------------

Ending units                                                    7,354,489        26,154,552        21,080,060
                                                          ===============   ===============   ===============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)


                                                                       Cash         Corporate     Davis Venture         "Dogs" of
                                                                 Management              Bond             Value       Wall Street
                                                                  Portfolio         Portfolio         Portfolio         Portfolio
                                                            ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                        $     3,233,287   $     2,190,657   $    31,041,123   $       250,116
        Net realized gains (losses) from
            securities transactions                               3,816,998           727,382        55,514,945            92,071
        Change in net unrealized appreciation
            (depreciation) of investments                          (690,749)       (5,030,014)       55,892,061        (1,186,490)
                                                            ---------------------------------------------------------------------

            Increase (decrease) in net assets
                from operations                                   6,359,536        (2,111,975)      142,448,129          (844,303)
                                                            ---------------------------------------------------------------------

From capital transactions:
        Net proceeds from units sold                              6,467,290         1,460,618        16,260,872           511,540
        Cost of units redeemed                                  (65,231,554)       (6,784,418)      (71,731,152)         (876,411)
        Net transfers                                           110,869,556        (1,818,857)      (42,855,774)          901,004
                                                            ---------------------------------------------------------------------

            Increase (decrease) in net assets
                from capital transactions                        52,105,292        (7,142,657)      (98,326,054)          536,133
                                                            ---------------------------------------------------------------------

Increase (decrease) in net assets                                58,464,828        (9,254,632)       44,122,075          (308,170)
Net assets at beginning of period                               132,089,162        77,553,790     1,076,267,170        14,081,105
                                                            ---------------------------------------------------------------------
Net assets at end of period                                 $   190,553,990   $    68,299,158   $ 1,120,389,245   $    13,772,935
                                                            =====================================================================

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
        Units sold                                                  539,762           112,246           630,938            53,009
        Units redeemed                                           (5,426,945)         (524,059)       (2,774,324)          (89,378)
        Units transferred                                         9,343,061          (145,356)       (1,750,898)           95,589
                                                            ---------------------------------------------------------------------

Increase (decrease) in units outstanding                          4,455,878          (557,169)       (3,894,284)           59,220
Beginning units                                                  11,160,200         5,896,471        46,069,429         1,450,214
                                                            ---------------------------------------------------------------------

Ending units                                                     15,616,078         5,339,302        42,175,145         1,509,434
                                                            =====================================================================

                                                                   Emerging         Federated            Global
                                                                    Markets             Value              Bond
                                                                  Portfolio         Portfolio         Portfolio
                                                            ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                        $      (160,465)  $     2,190,529   $     4,665,954
        Net realized gains (losses) from
            securities transactions                                (289,689)        4,769,585           909,853
        Change in net unrealized appreciation
            (depreciation) of investments                         4,569,893        (4,880,828)       (7,222,377)
                                                            ---------------------------------------------------

            Increase (decrease) in net assets
                from operations                                   4,119,739         2,079,286        (1,646,570)
                                                            ---------------------------------------------------

From capital transactions:
        Net proceeds from units sold                                299,347           973,482         1,193,631
        Cost of units redeemed                                   (1,095,467)       (4,312,058)       (7,005,153)
        Net transfers                                             5,969,800         2,191,280        (4,227,245)
                                                            ---------------------------------------------------

            Increase (decrease) in net assets
                from capital transactions                         5,173,680        (1,147,296)      (10,038,767)
                                                            ---------------   ---------------   ---------------

Increase (decrease) in net assets                                 9,293,419           931,990       (11,685,337)
Net assets at beginning of period                                 8,296,599        67,490,837        85,069,554
                                                            ---------------------------------------------------
Net assets at end of period                                 $    17,590,018   $    68,422,827   $    73,384,217
                                                            ===================================================

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
        Units sold                                                   38,897            57,266            82,953
        Units redeemed                                             (145,028)         (257,567)         (490,303)
        Units transferred                                           709,989           109,900          (299,675)
                                                            ---------------------------------------------------

Increase (decrease) in units outstanding                            603,858           (90,401)         (707,025)
Beginning units                                                   1,352,484         4,255,000         5,906,756
                                                            ---------------------------------------------------

Ending units                                                      1,956,342         4,164,599         5,199,731
                                                            ===================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)

                                                                                                               International
                                                                      Global         Growth-      High-Yield     Diversified
                                                                    Equities          Income            Bond        Equities
                                                                   Portfolio       Portfolio       Portfolio       Portfolio
                                                               -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                           $  22,347,639   $  28,756,832   $  13,709,800   $   1,229,632
        Net realized gains (losses) from
            securities transactions                               18,673,144      45,354,809        (329,315)     11,628,967
        Change in net unrealized appreciation
            (depreciation) of investments                         39,462,620     112,485,119      (7,576,553)     19,014,302
                                                               -------------------------------------------------------------

            Increase (decrease) in net assets from operations     80,483,403     186,596,760       5,803,932      31,872,901
                                                               -------------------------------------------------------------

From capital transactions:
        Net proceeds from units sold                               4,215,919      10,762,553       2,470,743       3,494,198
        Cost of units redeemed                                   (29,136,117)    (58,161,418)    (17,522,452)    (15,014,651)
        Net transfers                                            (25,222,229)      8,395,674     (15,414,722)    (13,916,314)
                                                               -------------------------------------------------------------

            Increase (decrease) in net assets
                from capital transactions                        (50,142,427)    (39,003,191)    (30,466,431)    (25,436,767)
                                                               -------------------------------------------------------------

Increase (decrease) in net assets                                 30,340,976     147,593,569     (24,662,499)      6,436,134
Net assets at beginning of period                                337,917,564     663,333,275     179,564,069     242,517,120
                                                               -------------------------------------------------------------
Net assets at end of period                                    $ 368,258,540   $ 810,926,844   $ 154,901,570   $ 248,953,254
                                                               =============================================================

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
        Units sold                                                   195,374         356,514         168,864         246,616
        Units redeemed                                            (1,358,306)     (1,911,121)     (1,197,293)     (1,060,437)
        Units transferred                                         (1,212,133)        244,224      (1,036,210)     (1,032,301)
                                                               -------------------------------------------------------------

Increase (decrease) in units outstanding                          (2,375,065)     (1,310,383)     (2,064,639)     (1,846,122)
Beginning units                                                   17,594,064      25,801,808      12,597,083      17,917,499
                                                               -------------------------------------------------------------

Ending units                                                      15,218,999      24,491,425      10,532,444      16,071,377
                                                               =============================================================

                                                                 International  MFS Growth &     MFS Mid-Cap
                                                               Growth & Income        Income          Growth
                                                                     Portfolio     Portfolio       Portfolio
                                                               ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                           $     314,870   $  47,068,157   $     (45,361)
        Net realized gains (losses) from
            securities transactions                                1,743,495       5,955,021         162,896
        Change in net unrealized appreciation
            (depreciation) of investments                          5,545,421     (31,379,105)      1,818,531
                                                               ---------------------------------------------

            Increase (decrease) in net assets from operations      7,603,786      21,644,073       1,936,066
                                                               ---------------------------------------------

From capital transactions:
        Net proceeds from units sold                                 928,866       3,001,560          93,210
        Cost of units redeemed                                    (3,136,656)    (17,167,878)       (127,030)
        Net transfers                                             15,439,574      (1,696,574)     10,475,764
                                                               ---------------------------------------------

            Increase (decrease) in net assets
                from capital transactions                         13,231,784     (15,862,892)     10,441,944
                                                               ---------------------------------------------

Increase (decrease) in net assets                                 20,835,570       5,781,181      12,378,010
Net assets at beginning of period                                 36,889,914     213,524,083               0
                                                               ---------------------------------------------
Net assets at end of period                                    $  57,725,484   $ 219,305,264   $  12,378,010
                                                               =============================================

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
        Units sold                                                    72,279         132,518           7,927
        Units redeemed                                              (247,472)       (760,545)        (10,466)
        Units transferred                                          1,176,063         (83,510)        872,300
                                                               ---------------------------------------------

Increase (decrease) in units outstanding                           1,000,870        (711,537)        869,761
Beginning units                                                    3,306,665      10,434,634               0
                                                               ---------------------------------------------

Ending units                                                       4,307,535       9,723,097         869,761
                                                               =============================================


                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)

                                                                       MFS            Putnam              Real        SunAmerica
                                                              Total Return            Growth            Estate          Balanced
                                                                 Portfolio         Portfolio         Portfolio         Portfolio
                                                           ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                       $    12,020,682   $     5,506,260   $       398,084   $       452,503
        Net realized gains (losses) from
            securities transactions                              1,323,207        17,391,529        (1,189,075)        1,781,100
        Change in net unrealized appreciation
            (depreciation) of investments                       (6,668,384)       48,624,398        (2,214,684)       10,193,524
                                                           ---------------------------------------------------------------------

            Increase (decrease) in net assets from
                from operations                                  6,675,505        71,522,187        (3,005,675)       12,427,127
                                                           ---------------------------------------------------------------------

From capital transactions:
        Net proceeds from units sold                             1,555,219         5,140,874           537,666         1,806,943
        Cost of units redeemed                                  (6,208,023)      (24,690,199)       (1,204,054)       (7,381,305)
        Net transfers                                            9,336,208         2,652,527        (2,670,042)       25,516,418
                                                           ---------------------------------------------------------------------

            Increase (decrease) in net assets
                from capital transactions                        4,683,404       (16,896,798)       (3,336,430)       19,942,056
                                                           ---------------------------------------------------------------------

Increase (decrease) in net assets                               11,358,909        54,625,389        (6,342,105)       32,369,183
Net assets at beginning of period                               94,422,658       268,683,994        24,700,943        65,209,129
                                                           ---------------------------------------------------------------------
Net assets at end of period                                $   105,781,567   $   323,309,383   $    18,358,838   $    97,578,312
                                                           =====================================================================

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
        Units sold                                                  83,583           198,857            55,736           105,012
        Units redeemed                                            (334,588)         (956,117)         (127,288)         (425,865)
        Units transferred                                          504,425           106,901          (290,175)        1,493,652
                                                           ---------------------------------------------------------------------

Increase (decrease) in units outstanding                           253,420          (650,359)         (361,727)        1,172,799
Beginning units                                                  5,465,650        12,052,558         2,521,169         4,179,545
                                                           ---------------------------------------------------------------------

Ending units                                                     5,719,070        11,402,199         2,159,442         5,352,344
                                                           =====================================================================

                                                                   Telecom         Worldwide
                                                                   Utility       High Income
                                                                 Portfolio         Portfolio             TOTAL
                                                           ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                       $     1,333,275   $     6,366,691   $   333,939,570
        Net realized gains (losses) from
            securities transactions                              1,210,538        (4,796,923)      383,160,398
        Change in net unrealized appreciation
            (depreciation) of investments                       (1,256,252)        5,637,417       559,130,141
                                                           ---------------------------------------------------

            Increase (decrease) in net assets from
                from operations                                  1,287,561         7,207,185     1,276,230,109
                                                           ---------------------------------------------------

From capital transactions:
        Net proceeds from units sold                               620,467           828,999       108,933,985
        Cost of units redeemed                                  (2,392,332)       (4,715,553)     (547,862,616)
        Net transfers                                              644,701       (12,983,379)       50,430,068
                                                           ---------------------------------------------------

            Increase (decrease) in net assets
                from capital transactions                       (1,127,164)      (16,869,933)     (388,498,563)
                                                           ---------------------------------------------------

Increase (decrease) in net assets                                  160,397        (9,662,748)      887,731,546
Net assets at beginning of period                               30,868,679        74,150,275     6,136,424,390
                                                           ---------------------------------------------------
Net assets at end of period                                $    31,029,076   $    64,487,527   $ 7,024,155,936
                                                           ===================================================

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
        Units sold                                                  42,141            59,012         4,899,572
        Units redeemed                                            (159,599)         (334,490)      (26,543,117)
        Units transferred                                           43,398          (953,424)        4,673,626
                                                           ---------------------------------------------------
Increase (decrease) in units outstanding                           (74,060)       (1,228,902)      (16,969,919)
Beginning units                                                  2,120,487         5,463,589       305,383,867
                                                           ---------------------------------------------------
Ending units                                                     2,046,427         4,234,687       288,413,948
                                                           ===================================================


                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.           ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

             Variable Separate Account (Portion Relating to the POLARIS Variable Annuity) of Anchor National Life Insurance Company (the "Separate Account") is a segregated investment account of Anchor National Life Insurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

             The Separate Account contracts are sold through the Company's six wholly-owned or affiliated broker-dealers, over 900 independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

             The Separate Account is composed of thirty-one variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of either (1) one of the four currently available investment portfolios of Anchor Series Trust ("Anchor Trust") or (2) one of the twenty-seven currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"). The Anchor Trust and the SunAmerica Trust (the "Trusts") are each diversified, open-end, affiliated investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The participant may elect to have payments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participant to the thirty-one Variable Accounts and do not include balances allocated to the General Account.

             The inception dates of the thirty-one individual funds in the Variable Separate Account are the following: July 10, 2000 for the Blue Chip Growth Portfolio; July 6, 2000 for the Growth Opportunities Portfolio; July 5, 2000 for the Goldman Sachs Research and Technology Portfolios; April 1, 1999 for the MFS Mid-Cap Growth Portfolio; April 1, 1998 for the "Dogs" of Wall Street Portfolio; June 2, 1997 for the International Growth and Income, Emerging Markets, and Real Estate Portfolios; June 3, 1996 for the Aggressive Growth, Federated Value, SunAmerica Balanced, and Telecom Utility Portfolios; October 31, 1994 for the Natural Resources, International Diversified Equities, Davis Venture Value, MFS Total Return, and Worldwide High Income Portfolios; July 1, 1993 for the Asset Allocation, Global Bond, and Corporate Bond Portfolios; February 22, 1993 for Government and Quality Bond Portfolio; February 19, 1993 for the Growth

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


             ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


             Portfolio; February 12, 1993 for the Capital Appreciation Portfolio; February 9, 1993 for the Alliance Growth, Cash Management, Global Equities, Growth-Income, High-Yield Bond, MFS Growth and Income, and Putnam Growth Portfolios.

             The investment objectives and policies of the four portfolios of the Anchor Trust are summarized below:

             The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock picking approach; may be concentrated and will generally have less investments in large company securities than the Growth Portfolio.

             The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed securities.

             The GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in core equity securities that are widely diversified by industry and company.

             The NATURAL RESOURCES PORTFOLIO seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This portfolio using a value approach, invests primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation; at least 65% related to natural resources, such as energy, metals, mining and forest products.

             The Anchor Trust has portfolios in addition to those identified above; however, none of these other portfolios are currently available for investment under the Separate Account.

             The investment objectives and policies of the twenty-seven portfolios of the SunAmerica Trust are summarized below:

             The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalizations of $1.5 billion to $10 billion.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


             ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

             The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

             The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with long-term preservation of capital. This portfolio invests in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments.

             The BLUE CHIP GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

             The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

             The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk. This portfolio invests primarily in investment grade fixed-income securities.

             The DAVIS VENTURE VALUE PORTFOLIO seeks growth of capital. This portfolio invests primarily in common stocks of companies with market capitalizations of at least $5 billion.

             The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income). This portfolio invests primarily in thirty high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market.

             The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in common stocks and other equity securities of companies that its Subadviser believes have above-average growth prospects primarily in emerging markets outside the United States.

             The FEDERATED VALUE PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in the securities of high quality companies.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


             ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

             The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and to a lesser extent, capital appreciation. This portfolio invests in high quality fixed-income securities of U.S. and foreign issuers and engages in transactions in foreign currencies.

             The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies.

             The GOLDMAN SACHS RESEARCH PORTFOLIO seeks long-term growth of capital. This portfolio invests under normal circumstances, at least 90% of its total assets in U.S. equity securities, including securities of foreign issuers that are traded in the U.S. Under normal circumstances, the Portfolio will only purchase equity securities that are included in the Goldman Sachs Global Investment Research Division's U.S. Select List and will sell securities that have been removed from the U.S. Select List.

             The GROWTH-INCOME PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in common stocks or securities that demonstrate the potential for appreciation and/or dividends.

             The GROWTH OPPORTUNITIES PORTFOLIO seeks capital appreciation. This portfolio invests primarily in common stocks that demonstrate the potential for capital appreciation, issued generally by mid-cap companies.

             The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and, secondarily, capital appreciation. This portfolio invests primarily in intermediate and long-term corporate obligations, emphasizing high-yield, higher-risk fixed income securities (junk bonds) with a primary focus on "B" rated high-yield bonds.

             The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation. This portfolio invests (in accordance with country weightings determined by its Subadviser) in common stocks of foreign issuers that, in the aggregate, replicate broad country and sector indices.

             The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital with current income as a secondary objective. This portfolio invests primarily in common stocks traded on markets outside the United States.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


             ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

             The MFS GROWTH AND INCOME PORTFOLIO seeks reasonable current income and long-term growth of capital and income. This portfolio invests primarily in equity securities.

             The MFS MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of medium-sized companies that its Subadviser believes have above-average growth potential.

             The MFS TOTAL RETURN PORTFOLIO seeks reasonable income, long-term capital growth and conservation of capital. This portfolio invests primarily in common stocks and fixed-income securities, with an emphasis on income-producing securities that appear to have some potential for capital enhancement.

             The PUTNAM GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics that its Subadviser believes have above-average growth prospects.

             The REAL ESTATE PORTFOLIO seeks to achieve total return through a combination of growth and income. This portfolio invests primarily in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

             The SUNAMERICA BALANCED PORTFOLIO seeks to conserve principal and capital appreciation. This portfolio maintains at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

             The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in equity securities that demonstrate the potential for capital appreciation, issued by companies the Subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

             The TELECOM UTILITY PORTFOLIO seeks high current income and moderate capital appreciation. This portfolio invests primarily in equity and debt securities of utility companies.

             The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation. This portfolio invests primarily in of high-yield, high-risk fixed-income securities (junk bonds) of issuers located throughout the world.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



             ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

             The SunAmerica Trust has portfolios in addition to those identified above; however, none of these other portfolios are currently available for investment under the Separate Account.

             Purchases and sales of shares of the portfolios of the Trusts are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis.

             Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.

             The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.           CHARGES AND DEDUCTIONS


             Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

             WITHDRAWAL CHARGE: The contract value may be withdrawn at any time during the accumulation period. Purchase payments that are no longer subject to the withdrawal charge and not previously withdrawn and earnings in the contract may be withdrawn free of withdrawal charges at any time. In addition, there is a free withdrawal amount for the first withdrawal during a contract year after the first contract year. The free withdrawal amount is the greater of earnings in the contract or 10% of the purchase payments that have been invested for at least one year, and not withdrawn, less any withdrawals made during the year. Should a withdrawal exceed the free withdrawal amount, a withdrawal charge, in certain circumstances, is imposed and paid to the Company.

             Withdrawal charges vary in amount depending upon the number of years since the purchase payment being withdrawn was made. The withdrawal charge is deducted from the remaining contract value so that the actual reduction in contract value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. For purposes of determining the withdrawal charge, withdrawals will be allocated first to investment income, if any (which may generally be withdrawn free of a withdrawal charge), and then to the oldest purchase payments first so that all withdrawals are allocated to purchase payments to which the lowest (if any) withdrawal charge applies.

             Any amount withdrawn which exceeds a free withdrawal may be subject to a withdrawal charge in accordance with the withdrawal charge table shown below:


             Year since Purchase                    Applicable Withdrawal
                  Payment                             Charge Percentage
             -------------------                    ---------------------

             First                                          7%
             Second                                         6%
             Third                                          5%
             Fourth                                         4%
             Fifth                                          3%
             Sixth                                          2%
             Seventh                                        1%
             Eighth and beyond                              0%


                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


             CHARGES AND DEDUCTIONS (continued)


             CONTRACT MAINTENANCE FEE: An annual contract maintenance fee of $35 ($30 in North Dakota and Utah) is charged against each contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to a contract. The contract maintenance fee will be assessed on each anniversary during the accumulation phase and is recorded as a redemption in the accompanying statement of changes in net assets. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender, and deducted from that withdrawal.

             TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer of funds in excess of fifteen transactions within a contract year.

             PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon the payment of the death benefit.

             MORTALITY RISK, GUARANTEE DEATH BENEFIT AND EXPENSE RISK CHARGE:
             The Company deducts mortality risk, guarantee death benefit and expense risk charges, which total to an annual rate of 1.37% of the net asset value of each portfolio, computed on a daily basis. The mortality risk charge (0.90%) is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant. The guarantee death benefit and expense risk charges (0.12% and 0.35%, respectively) are compensation for providing death benefits, and for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract.

             DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. These expenses include preparing the contract, confirmations and statements, providing sales support and maintaining contract records. In the event that this charge is not sufficient to cover the costs of distributing the contract, the Company will bear the loss.

             SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

             CHARGES AND DEDUCTIONS (continued)


             determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.


3.           INVESTMENT IN ANCHOR TRUST AND SUNAMERICA TRUST

             The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2000 consist of the following:



                                                               Cost of Shares            Proceeds from
   Variable Accounts                                              Acquired                Shares Sold
   -----------------                                           ---------------            -------------
   ANCHOR TRUST:
   Capital Appreciation Portfolio                                $584,957,210             $599,812,471
   Government and Quality Bond Portfolio                           75,738,134               88,156,968
   Growth Portfolio                                               117,159,286              110,397,028
   Natural Resources Portfolio                                     17,657,334               20,921,098

   SUNAMERICA TRUST:
   Aggressive Growth Portfolio                                    126,956,408               99,269,587
   Alliance Growth Portfolio                                      274,229,375              272,334,157
   Asset Allocation Portfolio                                      19,115,160               76,601,368
   Blue Chip Growth Portfolio                                       6,783,505                3,392,310
   Cash Management Portfolio                                      944,632,887              987,710,657
   Corporate Bond Portfolio                                         8,484,615               16,857,041
   Davis Venture Value Portfolio                                   89,465,697              190,323,604
   "Dogs" of Wall Street Portfolio                                  3,127,581                6,165,032
   Emerging Markets Portfolio                                      23,392,500               23,769,991
   Federated Value Portfolio                                       26,262,628               36,424,667
   Global Bond Portfolio                                            9,983,040               17,815,820
   Global Equities Portfolio                                       58,031,777               78,197,255
   Goldman Sachs Research Portfolio                                10,099,741                  704,781
   Growth-Income Portfolio                                        110,391,861              140,785,023
   Growth Opportunities Portfolio                                  10,488,196                1,866,257
   High-Yield Bond Portfolio                                       46,537,178               63,796,528
   International Diversified Equities Portfolio                    81,035,601               76,865,366
   International Growth & Income Portfolio                         38,848,445               32,201,027
   MFS Growth & Income  Portfolio                                  15,276,756               48,773,518
   MFS Mid-Cap Growth Portfolio                                    73,607,111               16,009,312


                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


             INVESTMENT IN ANCHOR TRUST AND SUNAMERICA TRUST (continued)

                                                                Cost of Shares          Proceeds from
             Variable Accounts                                    Acquired               Shares Sold
             -----------------                                 --------------          --------------
             SUNAMERICA TRUST:
             MFS Total Return Portfolio                            26,920,599             37,956,922
             Putnam Growth Portfolio                               44,603,807             56,658,580
             Real Estate Portfolio                                 22,118,638             19,670,349
             SunAmerica Balanced Portfolio                         14,353,147             18,748,894
             Technology Portfolio                                  19,206,680              1,032,152
             Telecom Utility Portfolio                              3,684,864              7,685,120
             Worldwide High Income Portfolio                       11,278,172             16,998,892


4.           FEDERAL INCOME TAXES

             The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

                           PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a)    Financial Statements

        The following financial statements are included in Part B of the Registration Statement:


                Audited financial statements of Anchor National Life Insurance Company at December 31, 2000 and 1999, and for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998 and for the year ended September 30, 1998.



                Audited Financial Statements of Variable Separate Account (Portion Relating to the POLARIS Variable Annuity) at December 31, 2000, for the year ended December 31, 2000, for the one month ended December 31, 1999 and for the year ended
                November 30, 1999.


(b)    Exhibits


(1)     Resolutions Establishing Separate Account......    ***
(2)     Custody Agreements.............................    **
(3)     (a) Distribution Contract......................    ***
        (b) Selling Agreement..........................    ***
(4)     Variable Annuity Contract......................    ****
(5)     Application for Contract.......................    ****
(6)     Depositor - Corporate Documents
        (a) Certificate of Incorporation...............    ***
        (b) By-Laws....................................    *
(7)     Reinsurance Contract...........................    **
(8)     Fund Participation Agreement...................    ***
(9)     Opinion of Counsel.............................    ***
        Consent of Counsel.............................    ***
(10)    Consent of Independent Accountants.............    *
(11)    Financial Statements Omitted from Item 23......    **
(12)    Initial Capitalization Agreement...............    **
(13)    Performance Computations.......................    **
(14)    Diagram and Listing of All Persons Directly
        or Indirectly Controlled By or Under Common
        Control With Anchor National Life Insurance
        Company, the Depositor of Registrant...........    *
(15)    Powers of Attorney.............................    *


               *      Filed Herewith
               **     Not Applicable
               ***    Filed January 30, 1998, Post-Effective Amendments 11
                      and 28 to this Registration Statement
               ****   Filed March 20, 1998, Post-Effective Amendments 12 and 29
                      to this Registration Statement
               *****  Filed December 15, 1999, Post-Effective Amendments 17 and
                      34 to this Registration Statement

Item 25.  Directors and Officers of the Depositor

        The officers and directors of Anchor National Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.



Name                                Position
----                                --------
Jay S. Wintrob                 Chief Executive Officer, President and Director
James R. Belardi               Director and Senior Vice President
Jana W. Greer                  Director and Senior Vice President
Marc H. Gamsin                 Director and Senior Vice President
N. Scott Gillis                Director and Senior Vice President

Name                                Position
----                                --------
Edwin R. Raquel                Senior Vice President and Chief Actuary
Maurice S. Hebert              Vice President and Controller
J. Franklin Grey               Vice President
P. Daniel Demko, Jr.           Vice President
Edward P. Nolan*               Vice President
Gregory M. Outcalt             Senior Vice President
Stewart R. Polakov             Vice President
Scott H. Richland              Vice President
Lawrence M. Goldman            Vice President and Assistant Secretary
Christine A. Nixon             Vice President and Secretary
Ron H. Tani                    Vice President
Virginia N. Puzon              Assistant Secretary
Mark A. Zaeske                 Treasurer

------------------
* 88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525

Item 26.  Persons Controlled By or Under Common Control With Depositor or

Registrant

        The Registrant is a separate account of Anchor National Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor of Registrant, see Exhibit 14 herein. As of January 4, 1999, Anchor National became an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787 filed April 2, 2001.


Item 27.   Number of Contract Owners


        As of March 1, 2001, the number of Contracts funded by the Variable Separate Account of Anchor National Life Insurance Company (Portion relating to the Polaris Variable Annuity) was 86,737, of which 53,937 were Qualified Contracts and 32,800 were Nonqualified Contracts.



Item 28.  Indemnification

        None.


Item 29.   Principal Underwriter

        SunAmerica Capital Services, Inc. serves as distributor to the Registrant, Presidential Variable Account One, FS Variable Separate Account, Variable Annuity Account One, FS Variable Annuity Account One, Variable Annuity Account Four, Variable Annuity Account Five and Variable Annuity Account Seven. SunAmerica Capital Services, Inc. also serves as the underwriter to the SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Money Market Funds, Inc., Style Select Series, Inc. and the SunAmerica Strategic Investment Series, Inc.; all issued by SunAmerica Asset Management Corp.

        Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.



        Name                        Position with Distributor
        ----                        -------------------------
        J. Steven Neamtz            Director and President
        Robert M. Zakem             Director, Executive Vice
                                    President, General Counsel
                                    and Assistant Secretary
        Peter A. Harbeck            Director
        Debbie Potash-Turner        Controller
        James Nichols               Vice President
        Christine A. Nixon          Secretary
        Lawrence M. Goldman         Assistant Secretary
        Virginia N. Puzon           Assistant Secretary



                      Net
                      Distribution          Compensation
Name of               Discounts and         on Redemption        Brokerage
Distributor           Commissions           Annuitization        Commission   Commissions*
------------          --------------        -------------        -----------  ------------
SunAmerica            None                  None                 None         None
 Capital
 Services, Inc.

------------------
* Distribution fee is paid by Anchor National Life Insurance Company.


Item 30.   Location of Accounts and Records

        Anchor National Life Insurance Company, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles, California 90067-6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

        State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.

Item 31.  Management Services

        Not Applicable.

Item 32.  Undertakings

        Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.  Representation

A) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
        Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

B) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: The Company represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 13th day of April 2001.


                      VARIABLE SEPARATE ACCOUNT
                             (Registrant)

                      By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             (Depositor)



                      By: /s/ JAY S. WINTROB
                         ----------------------------------------
                             Jay S. Wintrob
                             President


                      By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                          (Depositor, on behalf of itself and Registrant)



                      By: /s/ JAY S. WINTROB
                         ----------------------------------------
                             Jay S. Wintrob
                             President



        As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                     TITLE                           DATE
---------                     -----                           ----

/s/ MARC H. GAMSIN         Senior Vice President           April 13, 2001
--------------------       and Director
Marc H. Gamsin


/s/ N. SCOTT GILLIS        Senior Vice President           April 13, 2001
--------------------       and Director (Principal
N. Scott Gillis            Financial Officer)


/s/ JAMES R. BELARDI       Senior Vice President &         April 13, 2001
--------------------       Director
James R. Belardi


/s/ JANA W. GREER          Senior Vice President &         April 13, 2001
--------------------       Director
Jana W. Greer


SIGNATURE                     TITLE                           DATE
---------                     -----                           ----

/s/ JAY S. WINTROB            Chief Executive Officer,       April 13, 2001
------------------------      President & Director
Jay S. Wintrob                (Principal Executive Officer)


/s/ MAURICE S. HEBERT         Vice President and             April 13, 2001
------------------------      Controller
Maurice S. Hebert             (Principal Accounting Officer)

                                  EXHIBIT INDEX



Exhibit               Description
-------               -----------
Exhibit 6(b)        Amended and Restated Bylaws of Anchor National Life
                    Insurance Company

Exhibit 10          Consent of Independent Accountants

Exhibit 14          Diagram and Listing of All Persons Directly or Indirectly
                    Controlled By or Under Common Control with Anchor National
                    Life Insurance Company the Depositor of Registrant

Exhibit 15          Power of Attorney